                                                        ------------------------
                                                               OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2010
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 9/30/07

Item 1. Reports to Stockholders.

                         AIM High Income Municipal Fund
             Semiannual Report to Shareholders o September 30, 2007

FIXED INCOME

Tax-Free
Noninvestment Grade

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................   23
Notes to Financial Statements ............   25
Financial Highlights .....................   30
Fund Expenses ............................   33
Approval of Advisory Agreement ...........   34

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                           NOT FDIC INSURED MAY   LOSE VALUE NO   BANK GUARANTEE

[AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM High Income Municipal Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

   [CROCKETT                                    Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO,
     PHOTO]                                  AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
                                             --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976,
Bruce L. Crockett                            has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of September 30, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             November 19, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM High Income Municipal Fund

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY                                                                       OF THE DATE OF THIS REPORT FOR CLASS A,
                                                                                          CLASS B AND CLASS C SHARES WAS 1.01%,
FUND VS. INDEXES                                                                          1.76% AND 1.76%, RESPECTIVELY. THE EXPENSE
                                                                                          RATIOS PRESENTED ABOVE MAY VARY FROM THE
Cumulative total returns, 3/31/07-9/30/07, excluding applicable sales charges. If sales   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
charges were included, returns would be lower.                                            OF THIS REPORT THAT ARE BASED ON EXPENSES
                                                                                          INCURRED DURING THE PERIOD COVERED BY THIS
Class A Shares                                                                   -1.31%   REPORT.
Class B Shares                                                                   -1.79
Class C Shares                                                                   -1.79       CLASS A SHARE PERFORMANCE REFLECTS THE
Lehman Brothers Municipal Bond Index (Broad Market Index/Style-Specific                   MAXIMUM 4.75% SALES CHARGE, AND CLASS B
   Index)                                                                         1.15    AND CLASS C SHARE PERFORMANCE REFLECTS THE
Lipper High Yield Municipal Debt Funds Index (Peer Group Index)                  -2.01    APPLICABLE CONTINGENT DEFERRED SALES
                                                                                          CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
SOURCE: LIPPER INC.                                                                       CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
The Lehman Brothers Municipal Bond Index covers municipal bonds with a minimum credit     THE BEGINNING OF THE SEVENTH YEAR. THE
rating of Baa, an outstanding par value of at least $5 million and issued as a part of    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
a transaction of at least $50 million. The bonds must have been issued after December     YEAR AFTER PURCHASE.
31, 1990, and have a remaining maturity of at least one year.
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
   The Lipper High Yield Municipal Debt Funds Index is an equally weighted                CLASSES WILL DIFFER PRIMARILY DUE TO
representation of the largest funds in the Lipper High Yield Municipal Debt Funds         DIFFERENT SALES CHARGE STRUCTURES AND
category. These funds invest at least 50% of their assets in lower rated municipal debt   CLASS EXPENSES.
issues.
                                                                                             AFTER-TAX RETURNS ARE CALCULATED USING
   The Fund is not managed to track the performance of any particular index, including    THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL
the indexes defined here, and consequently, the performance of the Fund may deviate       MARGINAL INCOME TAX RATE. THEY DO NOT
significantly from the performance of the indexes.                                        REFLECT THE EFFECT OF STATE AND LOCAL
                                                                                          TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON
   A direct investment cannot be made in an index. Unless otherwise indicated, index      THE INVESTOR'S TAX SITUATION AND MAY
results include reinvested dividends, and they do not reflect sales charges.              DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS
Performance of an index of funds reflects fund expenses; performance of a market index    SHOWN ARE NOT RELEVANT TO INVESTORS WHO
does not.                                                                                 HOLD THEIR SHARES IN TAX-DEFERRED ACCOUNTS
                                                                                          SUCH AS 401(K)S OR IRAS.
=======================================================================================
                                                                                             HAD THE ADVISOR NOT WAIVED FEES AND/OR
FUND PERFORMANCE                                                                          REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                          HAVE BEEN LOWER.
As of 9/30/07, including applicable sales charges
                                                                                          (1) Total annual operating expenses less
                                                                     AFTER TAXES ON           any voluntary fee waivers and/or
                                            AFTER TAXES ON       DISTRIBUTIONS AND SALE       expense reimbursements by the advisor.
CLASS A SHARES           BEFORE TAXES        DISTRIBUTIONS           OF FUND SHARES           Voluntary arrangements can be
                                                                                              discontinued or modified at any time
Inception (1/2/98)           4.00%               4.00%                    4.18%               without further notice to investors.
   5 Years                   4.74                4.74                     4.85                See current prospectus for more
   1 Year                   -3.23               -3.23                    -0.44                information.

CLASS B SHARES
Inception (1/2/98)           3.85%               3.85%                    3.99%
   5 Years                   4.63                4.63                     4.68
   1 Year                   -4.15               -4.15                    -1.22

CLASS C SHARES
Inception (1/2/98)           3.72%               3.72%                    3.86%
   5 Years                   4.97                4.97                     4.96
   1 Year                   -0.17               -0.17                     1.36

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF
PERFORMANCE AND CANNOT GUARANTEE             FUND SHARES. INVESTMENT RETURN AND
COMPARABLE FUTURE RESULTS; CURRENT           PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   MAY HAVE A GAIN OR LOSS WHEN YOU SELL
VISIT AIMINVESTMENTS.COM FOR THE MOST        SHARES.
RECENT MONTH-END PERFORMANCE. PERFORMANCE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,       THE NET ANNUAL FUND OPERATING EXPENSE
CHANGES IN NET ASSET VALUE AND THE EFFECT    RATIO SET FORTH IN THE MOST RECENT FUND
OF THE MAXIMUM SALES CHARGE UNLESS           PROSPECTUS AS OF THE DATE OF THIS REPORT
OTHERWISE STATED. PERFORMANCE FIGURES DO     FOR CLASS A, CLASS B AND CLASS C SHARES
NOT REFLECT DEDUCTION OF TAXES A             WAS 0.70%, 1.45% AND 1.45%, RESPECTIVELY.(1)
SHAREHOLDER                                  THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST RECENT FUND
                                             PROSPECTUS AS

AIM High Income Municipal Fund

PORTFOLIO COMPOSITION

By credit quality
as of September 30, 2007


---------------------------------------------------------
AAA                                               10.5%
---------------------------------------------------------
AA                                                 2.0
---------------------------------------------------------
A                                                  1.9
---------------------------------------------------------
BBB                                               11.5
---------------------------------------------------------
BB                                                 4.2
---------------------------------------------------------
B                                                   .5
---------------------------------------------------------
C                                                   .1
---------------------------------------------------------
Not rated                                         67.9
---------------------------------------------------------
Other assets less liabilities                      1.4
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS

September 30, 2007
(Unaudited)


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.64%

ALASKA-0.78%

Alaska Industrial Development & Export
  Authority (Boys and Girls Home); Series
  2007, RB,
  5.70%, 12/01/17(a)                            $1,000     $  1,003,740
-----------------------------------------------------------------------
  6.00%, 12/01/36(a)                             3,000        3,015,570
-----------------------------------------------------------------------
Aleutians East (Borough of), (Aleutian Pribil
  of Islands Association, Inc. Project);
  Series 2006, RB, (INS-ACA Financial
  Guaranty Corp.) 5.50%, 06/01/36(a)(b)          1,000        1,008,830
=======================================================================
                                                              5,028,140
=======================================================================

ARIZONA-2.30%

Centerra Community Facilities District;
  Series 2005, Unlimited Tax GO, 5.50%,
  07/15/29(a)                                      385          365,985
-----------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Mayo Clinic); Series 2006,
  Health Care Facilities IDR, 5.00%,
  11/15/36(a)                                    1,485        1,510,928
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Acclaim Charter School Project);
  Series 2006, Educational Facility IDR,
  5.70%, 12/01/26(a)                             2,200        2,121,064
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Choice Education & Development
  Corp. Project); Series 2006, Educational
  Facility IDR,
  6.25%, 06/01/26(a)                             1,000        1,021,700
-----------------------------------------------------------------------
  6.38%, 06/01/36(a)                             3,000        3,066,780
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Desert Heights Charter School);
  Series 2003, Educational Facility IDR,
  7.25%, 08/01/19(a)                               830          856,112
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Horizon Community Learning
  Center); Series 2005, Refunding IDR, 5.25%,
  06/01/35(a)                                    1,500        1,446,900
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

ARIZONA-(CONTINUED)

Pima (County of) Industrial Development
  Authority (P.L.C. Charter Schools Project);
  Series 2006, Educational Facilities IDR,
  6.50%, 04/01/26(a)                            $1,000     $  1,037,310
-----------------------------------------------------------------------
  6.75%, 04/01/36(a)                             1,000        1,041,630
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority
  (Paradise Education Center Project); Series
  2006, Refunding Educational Facilities IDR,
  5.88%, 06/01/22(a)                               535          530,281
-----------------------------------------------------------------------
  6.00%, 06/01/36(a)                               830          804,013
-----------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Scottsdale Healthcare); Series
  2001, Hospital IDR, 5.80%,
  12/01/11(a)(c)(d)                                500          544,010
-----------------------------------------------------------------------
Tucson (City of) Industrial Development
  Authority (Arizona AgriBusiness & Equine
  Center Inc.); Series 2004 A, Educational
  Facilities IDR, 6.13%, 09/01/34(a)               500          506,280
=======================================================================
                                                             14,852,993
=======================================================================

CALIFORNIA-2.28%

Abag Finance Authority for Nonprofit Corps.
  (Hamlin School); Series 2007, RB, 5.00%,
  08/01/37(a)                                    3,000        2,724,120
-----------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A, RB, 6.75%, 03/01/19(a)          1,000        1,062,630
-----------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000, RB, 6.75%, 06/01/10(a)(c)(d)               390          425,576
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

California (State of) Municipal Finance
  Authority (American Heritage Education
  Foundation
  Project); Series 2006 A, Education RB,
  5.25%, 06/01/26(a)                            $1,000     $    987,050
-----------------------------------------------------------------------
  5.25%, 06/01/36(a)                             1,150        1,103,873
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Drew School); Series
  2007, RB, 5.30%, 10/01/37(a)                     500          480,775
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Front Porch
  Communities & Services); Series 2007 A, RB,
  5.13%, 04/01/37 (Acquired 05/23/07; Cost
  $2,023,700)(a)(e)                              2,000        1,913,620
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Hospice of Napa
  Valley Project); Series 2004 A, RB, 7.00%,
  01/01/34(a)                                      900          955,638
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Huntington Park
  Carter School Project); Series 2007 A,
  Educational Facilities RB, 5.25%,
  07/01/42(a)                                    1,500        1,403,595
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Notre Dame de Namur
  University); Series 2003, RB, 6.50%,
  10/01/23(a)                                    1,000        1,071,400
-----------------------------------------------------------------------
Golden State Tobacco Securitization Corp.;
  Series 2007 A-1, Sr. Asset-Backed Tobacco
  Settlement RB, 5.00%, 06/01/33(a)              1,000          882,540
-----------------------------------------------------------------------
Turlock (City of) (Emanuel Medical Center
  Inc.); Series 2004, Health Facilities COP,
  5.00%, 10/15/24(a)                               980          963,438
-----------------------------------------------------------------------
  5.38%, 10/15/34(a)                               800          801,608
=======================================================================
                                                             14,775,863
=======================================================================

COLORADO-13.53%

Antelope Heights Metropolitan District;
  Series 2003, Limited Tax GO, 8.00%,
  12/01/13(a)                                      500          615,280
-----------------------------------------------------------------------
Antelope Heights Metropolitan District;
  Series 2007, Refunding & Improvement
  Limited Tax GO, (INS-MGIC Radian Financial
  Group) 5.00%, 12/01/37(a)(b)                     625          606,956
-----------------------------------------------------------------------
Arista Metropolitan District; Series 2005,
  Limited Tax Series GO, 6.75%, 12/01/35(a)      2,000        2,039,320
-----------------------------------------------------------------------
Baptist Road Rural Transportation Authority;
  Series 2007, Sales & Use Tax RB,
  4.95%, 12/01/22(a)                             1,110        1,064,956
-----------------------------------------------------------------------
  5.00%, 12/01/26(a)                             1,150        1,084,254
-----------------------------------------------------------------------
Beacon Point Metropolitan District; Series
  2005 A, Limited Tax GO, 6.25%, 12/01/35(a)     1,500        1,463,940
-----------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Series
  2003, Limited Tax GO, 7.50%, 12/01/33(a)         500          533,250
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

COLORADO-(CONTINUED)

Bromley Park Metropolitan District No. 2;
  Series 2002 B, Limited Tax GO,
  8.05%, 12/01/12(a)(c)(d)                      $  500     $    605,810
-----------------------------------------------------------------------
  Series 2003, Limited Tax GO,
  8.05%, 12/01/12(a)(c)(d)                         534          647,005
-----------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2;
  Series 2003, Limited Tax GO, 7.00%,
  12/01/23(a)                                      500          506,890
-----------------------------------------------------------------------
Castle Oaks Metropolitan District; Series
  2005,
  Limited Tax GO,
  6.00%, 12/01/25(a)                             1,000          974,550
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             1,500        1,458,690
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000, RB, 7.13%,
  12/15/10(a)(c)(d)                              1,195        1,332,210
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Banning Lewis Ranch
  Academy Project); Series 2006, Charter
  School RB, 6.13%, 12/15/35 (Acquired
  06/16/06-06/20/06; Cost $3,014,730)(a)(e)      3,000        3,031,200
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Brighton School
  Project); Series 2006, Charter School RB,
  6.00%, 11/01/36(a)                             1,695        1,708,458
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Carbon VY Academy);
  Series 2006, Charter School RB, 5.63%,
  12/01/36(a)                                    1,180        1,134,971
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Cerebral Palsy of
  Colorado Project); Series 2006 A, RB,
  6.25%, 05/01/36(a)                             3,050        3,134,363
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Academy Inc.
  Project); Series 2003 A, Refunding RB,
  7.00%, 11/01/23(a)                               500          539,880
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Science &
  Technology); Series 2004, RB, 5.00%,
  12/01/13(a)                                      750          766,800
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Excel Academy
  Project); Series 2003, Charter School RB,
  7.30%, 12/01/11(a)(c)(d)                         555          617,154
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Heritage Christian
  School); Series 2004 A, RB, 7.50%,
  06/01/34(a)(f)(g)                              1,000          889,130
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Knowledge Quest
  Project); Series 2005, Charter School RB,
  6.50%, 05/01/36(a)                               945          966,830
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Littleton Academy
  Building Project); Series 2002, Charter
  School RB, 6.00%, 01/15/12(a)(c)(d)              500          547,040
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Monument Academy
  Project); Series 2007 A, Charter School RB,
  5.88%, 10/01/27(a)                            $1,500     $  1,506,180
-----------------------------------------------------------------------
  6.00%, 10/01/37(a)                             1,635        1,643,780
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Northeast Academy
  Project); Series 2007 A, Charter School RB,
  5.75%, 05/15/37 (Acquired
  07/27/07-08/02/07; Cost $1,728,600)(a)(e)      1,720        1,687,475
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Peak to Peak
  Project); Series 2001, Charter School RB,
  7.63%, 08/15/11(a)(c)(d)                         500          572,980
-----------------------------------------------------------------------
  Series 2004, Charter School Refunding &
  Improvement RB (INS-XL Capital Assurance
  Inc.),
  5.25%, 08/15/24(a)(b)                            500          533,470
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Platte Academy
  Project); Series 2002 A, Charter School RB,
  7.25%, 03/01/10(a)(c)(d)                         500          534,145
-----------------------------------------------------------------------
  7.25%, 03/01/10(a)(c)(d)                         500          541,885
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Union Colony Charter
  School Project); Series 2007, RB, 5.75%,
  12/01/37 (Acquired 03/23/07; Cost
  $1,105,122)(a)(e)                              1,075        1,062,003
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (University Lab School
  Project); Series 2001, Charter School RB,
  6.13%, 06/01/11(a)(c)(d)                         150          163,035
-----------------------------------------------------------------------
  6.25%, 06/01/11(a)(c)(d)                         500          545,580
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Vail Christian
  Project); Series 2007, Independent School
  Improvement RB, 5.50%, 06/01/37 (Acquired
  05/31/07; Cost $2,000,000)(a)(e)               2,000        1,924,900
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Windsor Academy
  Project); Series 2007, Charter School RB,
  5.70%, 05/01/37 (Acquired 06/27/07; Cost
  $1,605,780)(a)(e)                              1,600        1,568,304
-----------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Communities
  Project); Series 2006 A, RB,
  5.25%, 01/01/28(a)                             1,500        1,398,060
-----------------------------------------------------------------------
  5.75%, 01/01/37(a)                               500          483,810
-----------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Series 2001, Hospital RB, 6.50%,
  11/15/11(a)(c)(d)                                500          559,925
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Health Facilities
  Authority (Volunteers of America Care);
  Series 2007 A, RB,
  5.20%, 07/01/22(a)                            $1,270     $  1,230,478
-----------------------------------------------------------------------
  5.25%, 07/01/27(a)                             1,275        1,197,327
-----------------------------------------------------------------------
  5.30%, 07/01/37(a)                             2,000        1,837,700
-----------------------------------------------------------------------
Confluence Metropolitan District; Series
  2007,
  Tax Supported RB,
  5.25%, 12/01/17(a)                               790          778,024
-----------------------------------------------------------------------
  5.45%, 12/01/34(a)                             1,465        1,386,549
-----------------------------------------------------------------------
Conservatory Metropolitan District (Arapahoe
  County);
  Series 2003, Limited Tax GO,
  7.50%, 12/01/13(a)(c)(d)                         750          914,453
-----------------------------------------------------------------------
  Series 2005, Limited Tax GO,
  6.75%, 12/01/13(a)(c)(d)                         810          956,399
-----------------------------------------------------------------------
Copperleaf Metropolitan District No. 2;
  Series 2006,
  Limited Tax GO,
  5.85%, 12/01/26 (Acquired 09/15/06; Cost
  $1,000,000)(a)(e)                              1,000          956,100
-----------------------------------------------------------------------
  5.95%, 12/01/36 (Acquired 09/15/06; Cost
  $1,750,000)(a)(e)                              1,750        1,658,475
-----------------------------------------------------------------------
Country Club Village Metropolitan District;
  Series 2006, Limited Tax GO, 6.00%,
  12/01/34(a)                                      600          567,366
-----------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Series 2004 A, Refunding Healthcare RB,
  6.25%, 12/01/14(a)(c)(d)                         500          578,515
-----------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Series 2007 A, Healthcare RB, 5.25%,
  12/01/31(a)                                    2,500        2,397,475
-----------------------------------------------------------------------
Grandby Ranch Metropolitan District; Series
  2006, Limited Tax GO, 6.75%, 12/01/36(a)       3,000        3,057,090
-----------------------------------------------------------------------
High Plains Metropolitan District; Series
  2005 A, Limited Tax GO, 6.25%, 12/01/35(a)       750          678,998
-----------------------------------------------------------------------
Huntington Trails Metropolitan District;
  Series 2006, Limited Tax GO, 6.25%,
  12/01/36(a)                                    1,000          987,340
-----------------------------------------------------------------------
Jordan Crossing Metropolitan District; Series
  2006, Limited Tax GO, 5.75%, 12/01/36(a)       1,415        1,303,611
-----------------------------------------------------------------------
Liberty Ranch Metropolitan District; Series
  2006, Limited Tax GO, 6.25%, 12/01/36(a)       1,645        1,624,174
-----------------------------------------------------------------------
Madre Metropolitan District No. 2; Series
  2007 A, Limited Tax GO, 5.50%, 12/01/36(a)     1,500        1,342,575
-----------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose
  Inc.); Series 2003 A, Health Care
  Facilities RB,
  5.75%, 02/01/15(a)                               250          255,455
-----------------------------------------------------------------------
  6.75%, 02/01/22(a)                               300          312,576
-----------------------------------------------------------------------
  7.00%, 02/01/25(a)                               800          838,336
-----------------------------------------------------------------------
Murphy Creek Metropolitan District No. 3;
  Series 2006, Refunding & Improvement
  Limited Tax GO, 6.13%, 12/01/35(a)             2,000        1,909,620
-----------------------------------------------------------------------
Neu Towne Metropolitan District; Series 2004,
  Limited Tax GO, 7.25%, 12/01/34(a)               775          798,196
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Northwest Metropolitan District No. 3,
  Series 2005, Limited Tax GO,
  6.13%, 12/01/25(a)                            $1,000     $    988,030
-----------------------------------------------------------------------
  6.25%, 12/01/35(a)                             2,000        1,977,580
-----------------------------------------------------------------------
Park Meadows Business Improvement District;
  Series 2007, Shared Sales Tax RB,
  5.00%, 12/01/17(a)                               275          271,981
-----------------------------------------------------------------------
  5.30%, 12/01/27(a)                             1,525        1,461,987
-----------------------------------------------------------------------
  5.35%, 12/01/31(a)                             1,080        1,024,531
-----------------------------------------------------------------------
Piney Creek Village Metropolitan District;
  Series 2005, Limited Tax GO, 5.50%,
  12/01/35(a)                                    1,200        1,069,008
-----------------------------------------------------------------------
Reate South Metropolitan District; Series
  2007 A, Limited Tax GO, 7.25%, 06/01/37(a)     1,000        1,014,640
-----------------------------------------------------------------------
Riverdale Peaks II Metropolitan District;
  Series 2005, Unlimited Tax GO, 6.50%,
  12/01/35(a)                                    1,000        1,010,290
-----------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Series 2000, Limited Tax GO, 7.20%,
  12/01/10(a)(c)(d)                                500          546,715
-----------------------------------------------------------------------
Serenity Ridge Metropolitan District No. 2;
  Series 2004, Limited Tax GO, 7.50%,
  12/01/34(a)                                      750          793,905
-----------------------------------------------------------------------
Silver Peaks Metropolitan District No. 2;
  Series 2006, Limited Tax GO, 5.75%,
  12/01/36(a)                                    1,000          921,280
-----------------------------------------------------------------------
Southlands Metropolitan District No. 1;
  Series 2004,
  Unlimited Tax GO,
  6.75%, 12/01/14(a)(c)(d)                         500          573,475
-----------------------------------------------------------------------
  7.13%, 12/01/14(a)(c)(d)                         500          605,435
-----------------------------------------------------------------------
Table Rock Metropolitan District; Series
  2003, Limited Tax GO, 7.00%,
  12/01/13(a)(c)(d)                                745          877,536
-----------------------------------------------------------------------
University of Colorado Hospital Authority;
  Series 2006 A, RB, 5.00%, 11/15/37(a)            500          481,895
-----------------------------------------------------------------------
University of Northern Colorado (Auxiliary
  Facilities System); Series 2001, Refunding
  & Improvement RB, (INS-Ambac Assurance
  Corp.) 5.00%, 06/01/23(a)(b)                   1,000        1,026,150
-----------------------------------------------------------------------
Wheatlands Metropolitan District No. 2;
  Series 2005, Limited Tax GO,
  6.00%, 12/01/25(a)                               580          564,624
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             2,000        1,944,920
-----------------------------------------------------------------------
Wyndham Hill Metropolitan District No. 2;
  Series 2005, Limited Tax GO,
  6.25%, 12/01/25(a)                               750          750,630
-----------------------------------------------------------------------
  6.38%, 12/01/35(a)                             1,000        1,002,410
=======================================================================
                                                             87,468,323
=======================================================================

DELAWARE-0.57%

New Castle (County of) (Newark Charter School
  Inc. Project); Series 2006, RB, 5.00%,
  09/01/30(a)                                    1,610        1,486,095
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

DELAWARE-(CONTINUED)

Sussex (County of) (Cadbury at Lewes
  Project); Series 2006 A, First Mortgage RB,
  5.45%, 01/01/16(a)                            $  865     $    864,922
-----------------------------------------------------------------------
  5.90%, 01/01/26(a)                               750          752,835
-----------------------------------------------------------------------
  6.00%, 01/01/35(a)                               600          604,980
=======================================================================
                                                              3,708,832
=======================================================================

DISTRICT OF COLUMBIA-0.37%

District of Columbia Tobacco Settlement
  Financing Corp.; Series 2001, Asset-Backed
  RB,
  6.25%, 05/15/24(a)                               445          460,611
-----------------------------------------------------------------------
  6.50%, 05/15/33(a)                             1,785        1,910,646
=======================================================================
                                                              2,371,257
=======================================================================

FLORIDA-6.14%

Alachua (Count of) (North Florida Retirement
  Village, Inc. Project); Series 2007 A, IDR,
  5.88%, 11/15/36(a)                             3,000        3,037,440
-----------------------------------------------------------------------
Concorde Estates Community Development
  District; Series 2004 B, Capital
  Improvement RB, 5.00%, 05/01/11(a)               300          300,201
-----------------------------------------------------------------------
Cory Lakes Community Development District;
  Series 2001 A, Special Assessment RB,
  8.38%, 05/01/17(a)                               390          427,027
-----------------------------------------------------------------------
  Series 2001 B, Special Assessment RB,
  8.38%, 05/01/17(a)                               185          190,210
-----------------------------------------------------------------------
Cypress Lakes Community Development District;
  Series 2004 A, Special Assessment RB,
  6.00%, 05/01/34(a)                               575          577,220
-----------------------------------------------------------------------
East Homestead Community Development
  District; Series 2005, Special Assessment
  RB, 5.45%, 11/01/36(a)                           875          784,892
-----------------------------------------------------------------------
Florida (State of) Development Finance Corp.
  (Learning Gate Community School Project);
  Series 2007 A, RB, 6.00%, 02/15/37(a)          1,555        1,573,738
-----------------------------------------------------------------------
Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc. Project); Series
  2006 A, RB, 6.00%, 05/15/36(a)                 2,130        2,091,255
-----------------------------------------------------------------------
Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc. Project); Series
  2007 A, RB, 6.13%, 05/15/37(a)                 1,855        1,855,093
-----------------------------------------------------------------------
Gramercy Farms Community Development
  District; Series 2007 B, Special Assessment
  RB, 5.10%, 05/01/14(a)                         1,000          947,630
-----------------------------------------------------------------------
Halifax (County of) Hospital Medical Center;
  Series 2006 A, Hospital Refunding &
  Improvement RB, 5.25%, 06/01/26(a)             1,000        1,016,630
-----------------------------------------------------------------------
Islands at Doral Southwest Community
  Development District; Series 2003, Special
  Assessment GO, 6.38%, 05/01/13(a)(c)(d)          500          565,105
-----------------------------------------------------------------------
Jacksonville (City of) Economic Development
  Commission (Mayo Clinic); Series 2006,
  Health Care Facilities RB, 5.00%,
  11/15/36(a)                                    2,500        2,543,650
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
FLORIDA-(CONTINUED)

Lee (County of) Industrial Development
  Authority (County Community Charter
  Schools, LLC Project); Series 2007 A, IDR,
  5.38%, 06/15/37(a)                            $1,200     $  1,109,712
-----------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Cypress Cove at HealthPark);
  Series 2002 A, Health Care Facilities IDR,
  6.75%, 10/01/32(a)                             1,250        1,325,987
-----------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (County Commission Project);
  Series 2007 A, IDR, 5.25%, 06/15/27(a)         1,000          947,600
-----------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Series 2001 A, Hospital RB,
  6.70%, 11/15/19(a)                             1,000        1,074,880
-----------------------------------------------------------------------
  Series 2004, Refunding Hospital RB,
  6.75%, 11/15/29 (Acquired 04/26/04; Cost
  $482,320)(a)(e)                                  500          545,175
-----------------------------------------------------------------------
Midtown Miami Community Development District;
  Series 2004 A, Special Assessment RB,
  6.00%, 05/01/24(a)                             1,000          987,020
-----------------------------------------------------------------------
  6.25%, 05/01/37(a)                             1,000          996,580
-----------------------------------------------------------------------
Mount Dora (City of) Health Facilities
  Authority (Waterman Village Project);
  Series 2004 A, Refunding RB, 5.75%,
  08/15/18(a)                                      750          752,857
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System); Series
  2002, Hospital RB, 5.63%, 11/15/12(a)(c)(d)    1,065        1,171,170
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Orlando Lutheran Towers, Inc.);
  Series 2005,
  Refunding Health Care Facilities RB,
  5.38%, 07/01/20(a)                             1,100        1,078,528
-----------------------------------------------------------------------
  5.70%, 07/01/26(a)                             1,000          997,620
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Orlando Lutheran Towers, Inc.);
  Series 2007,
  First Mortgage RB,
  5.50%, 07/01/32(a)                             1,000          964,550
-----------------------------------------------------------------------
  5.50%, 07/01/38(a)                             1,000          961,240
-----------------------------------------------------------------------
Orlando (City of) Urban Community Development
  District;
  Series 2001 A, Capital Improvement Special
  Assessment RB,
  6.95%, 05/01/33(a)                               935          981,451
-----------------------------------------------------------------------
  Series 2004, Capital Improvement Special
  Assessment RB,
  6.25%, 05/01/34(a)                             1,000        1,031,270
-----------------------------------------------------------------------
Poinciana Community Development District;
  Series 2000 A, Special Assessment RB,
  7.13%, 05/01/31(a)                               900          939,636
-----------------------------------------------------------------------
Principal One Community Development District;
  Series 2005, Special Assessment RB, 5.65%,
  05/01/35(a)                                      605          612,145
-----------------------------------------------------------------------
Reunion East Community Development District;
  Series 2002 A, Special Assessment RB,
  7.38%, 05/01/33(a)                             1,000        1,082,260
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

FLORIDA-(CONTINUED)

Sarasota (County of) Health Facility
  Authority (Village on the Isle Project);
  Series 2007,
  Refunding Retirement Facilities RB,
  5.00%, 01/01/17(a)                            $1,500     $  1,458,735
-----------------------------------------------------------------------
  5.50%, 01/01/27(a)                             1,500        1,482,315
-----------------------------------------------------------------------
  5.50%, 01/01/32(a)                             1,500        1,447,320
-----------------------------------------------------------------------
St. Johns (County of) Industrial Development
  Authority (Glenmore Project); Series 2006
  A,
  IDR,
  5.25%, 01/01/26(a)                             1,000          941,680
-----------------------------------------------------------------------
  5.38%, 01/01/40(a)                             1,000          934,080
=======================================================================
                                                             39,733,902
=======================================================================

GEORGIA-1.09%

Atlanta (City of) (Atlantic Station Project);
  Series 2001, Tax Allocation RB,
  7.75%, 12/01/11(a)(c)(d)                         750          839,280
-----------------------------------------------------------------------
  7.90%, 12/01/11(a)(c)(d)                         750          880,860
-----------------------------------------------------------------------
Atlanta (City of) (Eastside Project); Series
  2005 B,
  Tax Allocation RB,
  5.40%, 01/01/20(a)                             1,000          981,040
-----------------------------------------------------------------------
  5.60%, 01/01/30(a)                             2,000        1,925,260
-----------------------------------------------------------------------
Atlanta (City of) (Princeton Lakes Project);
  Series 2006, Tax Allocation RB, 5.50%,
  01/01/31 (Acquired 03/10/06; Cost
  $750,000)(a)(e)                                  735          695,766
-----------------------------------------------------------------------
Fulton (County of) (Canterbury Court
  Project); Series 2004 A, Residential Care
  Facilities RB,
  6.13%, 02/15/26(a)                               500          514,300
-----------------------------------------------------------------------
  6.13%, 02/15/34(a)                               200          202,136
-----------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper Project); Series 2007, RB,
  6.13%, 01/01/34(a)(h)                          1,000        1,002,900
=======================================================================
                                                              7,041,542
=======================================================================

ILLINOIS-7.93%

Belleville (City of) (Franck Scott Parkway
  Redevelopment Project) Series 2007 A, Tax
  Increment Allocation Refunding RB, 5.70%,
  05/01/36(a)                                    1,000        1,002,910
-----------------------------------------------------------------------
Chicago (City of) (Chatham Ridge
  Redevelopment Project); Series 2002, Tax
  Increment Allocation RB,
  5.95%, 12/15/12(a)                               275          285,497
-----------------------------------------------------------------------
  6.05%, 12/15/13(a)                               475          496,290
-----------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Series 2003, Special Assessment RB,
  6.63%, 12/01/22(a)                               500          528,530
-----------------------------------------------------------------------
  6.75%, 12/01/32(a)                               500          527,655
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Du Page (County of) Special Service Area No.
  31 (Monarch Landing Project); Series 2006,
  Special Tax RB,
  5.40%, 03/01/16(a)                            $  250     $    252,093
-----------------------------------------------------------------------
  5.63%, 03/01/36(a)                             1,250        1,185,550
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Beacon
  Hill);
  Series 2005 A, Refunding RB,
  5.15%, 02/15/13(a)                               655          653,742
-----------------------------------------------------------------------
  5.25%, 02/15/14(a)                               300          300,048
-----------------------------------------------------------------------
  5.35%, 02/15/15(a)                               225          224,579
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Clare
  Oaks Project); Series 2006 A, RB,
  6.00%, 11/15/27(a)                             1,000        1,019,620
-----------------------------------------------------------------------
  6.00%, 11/15/39(a)                             3,500        3,515,575
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Luther
  Oaks Project); Series 2006 A, RB,
  6.00%, 08/15/26(a)                               850          868,105
-----------------------------------------------------------------------
  5.70%, 08/15/28(a)                               500          496,945
-----------------------------------------------------------------------
  6.00%, 08/15/39(a)                             1,460        1,466,366
-----------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Lutheran Hillside Village Project); Series
  2006, Refunding RB, 5.25%, 02/01/37(a)         1,000        1,001,390
-----------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sedgebrook, Inc. Facility); Series 2007 A,
  RB,
  5.63%, 11/15/17(a)                             1,345        1,347,475
-----------------------------------------------------------------------
  6.00%, 11/15/27(a)                             2,000        2,002,080
-----------------------------------------------------------------------
  6.00%, 11/15/37(a)                             4,000        4,005,680
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Smith
  Village Project); Series 2005 A, RB,
  5.70%, 11/15/20(a)                               500          504,490
-----------------------------------------------------------------------
  6.25%, 11/15/35(a)                             3,000        3,053,220
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (The
  Landing at Plymouth Place Project); Series
  2005 A, RB, 6.00%, 05/15/37(a)                 3,200        3,216,832
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 A, RB,
  5.88%, 02/15/26(a)                             1,000        1,008,810
-----------------------------------------------------------------------
  5.88%, 02/15/38(a)                             1,500        1,496,715
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement
  Center); Series 1999 A, RB, 6.25%,
  09/01/14(a)                                      500          512,710
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Senior Ministries
  Obligation); Series 2001 A, RB, 7.38%,
  08/15/11(a)(c)(d)                              1,000        1,143,250
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish-American Hospital);
  Series 2000, RB, 6.88%, 05/15/10(a)(c)(d)        690          744,310
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Villa St. Benedict); Series 2003
  A-1, RB, 6.90%, 11/15/33(a)                    2,000        2,003,560
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority; Series 2003 A, RB, 7.00%,
  11/15/32(a)                                   $  800     $    854,040
-----------------------------------------------------------------------
Lincolnshire (Village of) Special Service
  Area No. 1 (Sedgebrook Project); Series
  2004, Special Tax RB,
  5.00%, 03/01/11(a)                               520          526,094
-----------------------------------------------------------------------
  6.25%, 03/01/34(a)                               750          773,475
-----------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Central Baptist Village); Series 2007, RB,
  5.38%, 11/15/27(a)                             1,000          947,560
-----------------------------------------------------------------------
  5.38%, 11/15/39(a)                             1,600        1,460,256
-----------------------------------------------------------------------
Lombard (City of) Public Facilities Corp.
  (Lombard Conference Center & Hotel); Series
  2005 A-1,
  First Tier RB,
  6.38%, 01/01/15(a)                               750          767,152
-----------------------------------------------------------------------
  7.13%, 01/01/36(a)                             2,500        2,675,700
-----------------------------------------------------------------------
Malta (Village of) (Prairie Springs Project);
  Series 2006, Tax Increment Allocation RB,
  5.75%, 12/30/25 (Acquired 09/14/06; Cost
  $2,000,000)(a)(e)                              2,000        1,931,020
-----------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Series 2002 A,
  Dedicated State Tax RB, (INS-MBIA Insurance
  Corp.) 5.00%, 12/15/28(a)(b)                   1,250        1,281,037
-----------------------------------------------------------------------
Southwestern Illinois Development Authority
  (City of Collinsville Limited Incremental
  Sales Tax Project); Series 2007, RB, 5.35%,
  03/01/31(a)                                    1,500        1,442,820
-----------------------------------------------------------------------
Southwestern Illinois Development Authority
  (Eden Retirement Center Inc. Project);
  Series 2006,
  Sr. Care Facility RB,
  5.50%, 12/01/26(a)                               800          782,328
-----------------------------------------------------------------------
  5.85%, 12/01/36(a)                             3,000        3,003,930
=======================================================================
                                                             51,309,439
=======================================================================

INDIANA-1.55%

Delaware (County of) Hospital Authority
  (Cardinal Health System Obligated Group);
  Series 2006,
  Hospital RB,
  5.00%, 08/01/24(a)                             1,000          984,730
-----------------------------------------------------------------------
  5.13%, 08/01/29(a)                             3,000        2,920,980
-----------------------------------------------------------------------
Indiana (State) of Health & Educational
  Facilities Financing Authority (Community
  Foundation Northwest Indiana); Series 2007,
  RB,
  5.50%, 03/01/27(a)                             3,000        3,015,150
-----------------------------------------------------------------------
  5.50%, 03/01/37(a)                             1,000          989,880
-----------------------------------------------------------------------
Petersburg (City of) (Indianapolis Power &
  Light Co. Projects); Series 1991, Refunding
  PCR, 5.75%, 08/01/21(a)                        1,000        1,050,540
-----------------------------------------------------------------------
St. Joseph (County of) (Holy Cross Village
  Notre Dame Project); Series 2006 A,
  Economic Development RB, 6.00%, 05/15/26(a)    1,015        1,036,142
=======================================================================
                                                              9,997,422
=======================================================================

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

IOWA-2.58%

Des Moines (City of) (Luther Park Apartment
  Inc. Project); Series 2004, Sr. Housing RB,
  6.00%, 12/01/23(a)                            $  500     $    510,160
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Bethany
  Life Communities Project); Series 2006 A,
  Refunding RB,
  5.45%, 11/01/26(a)                               345          335,412
-----------------------------------------------------------------------
  5.55%, 11/01/41(a)                               795          748,747
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Boys &
  Girls Project); Series 2007, RB, 5.80%,
  12/01/22(a)                                    1,000          999,410
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Friendship
  Haven Project); Series 2004 A, Retirement
  Community RB, 6.13%, 11/15/32(a)                 500          505,120
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Wedum
  Walut Ridge LLC Project); Series 2007 A,
  Sr. Housing RB,
  5.50%, 12/01/32(a)                             2,000        1,910,720
-----------------------------------------------------------------------
  5.63%, 12/01/45(a)                             3,000        2,853,330
-----------------------------------------------------------------------
Marion (City of) (Village Place at Marion
  Project); Series 2005 A,
  Multi-Family Housing RB,
  5.65%, 09/01/25(a)                               155          152,337
-----------------------------------------------------------------------
  6.00%, 09/01/35(a)                               400          400,272
-----------------------------------------------------------------------
Polk (County of) (Luther Park Health Center
  Inc. Project);
  Series 2003, Health Care Facilities RB,
  6.50%, 10/01/08(a)(c)(d)                         750          784,095
-----------------------------------------------------------------------
  Series 2004, Health Care Facilities RB,
  6.00%, 10/01/24(a)                               290          294,626
-----------------------------------------------------------------------
  6.15%, 10/01/36(a)                               600          606,936
-----------------------------------------------------------------------
Scott (County of) (Ridgecrest Village
  Project); Series 2000 A, RB,
  7.25%, 11/15/10(a)(c)(d)                         750          832,192
-----------------------------------------------------------------------
  Series 2004, Refunding RB,
  4.75%, 11/15/12(a)                               750          752,602
-----------------------------------------------------------------------
  5.63%, 11/15/18(a)                             1,000        1,030,690
-----------------------------------------------------------------------
  Series 2006, Refunding RB,
  5.25%, 11/15/21(a)                             1,000          988,170
-----------------------------------------------------------------------
  5.25%, 11/15/27(a)                             1,500        1,455,315
-----------------------------------------------------------------------
Washington (City of) (United Presbyterian
  Home Project); Series 2006 A, Refunding RB,
  5.60%, 12/01/36(a)                             1,615        1,541,308
=======================================================================
                                                             16,701,442
=======================================================================

KANSAS-2.95%

Hutchinson (City of) (Wesley Towers, Inc.);
  Series 1999 A, Refunding & Improvement
  Health Care Facilities RB, 6.25%,
  11/15/19(a)                                      750          762,758
-----------------------------------------------------------------------
Labette (County of); Series 2007 A,
  Refunding & Improvement Hospital RB,
  5.75%, 09/01/29(a)                             1,000        1,004,450
-----------------------------------------------------------------------
  5.75%, 09/01/37(a)                             1,100        1,101,595
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

KANSAS-(CONTINUED)

Lenexa (City of); Series 2007, Refunding &
  Improvement Healthcare Facilities RB,
  5.38%, 05/15/27(a)                            $1,000     $  1,003,290
-----------------------------------------------------------------------
  5.50%, 05/15/39(a)                             1,500        1,499,895
-----------------------------------------------------------------------
Olathe (City of) (Aberdeen Village, Inc);
  Series 2005 A, Refunding Sr. Living
  Facility RB, 5.60%, 05/15/28(a)                1,500        1,459,665
-----------------------------------------------------------------------
Olathe (City of) (Catholic Care Campus Inc.);
  Series 2006 A, Sr. Living Facility RB,
  6.00%, 11/15/26(a)                             1,000        1,012,170
-----------------------------------------------------------------------
  6.00%, 11/15/38(a)                             2,000        2,015,200
-----------------------------------------------------------------------
Olathe (City of) (West Village Center
  Project); Series 2007, Special Obligations
  Tax Increment Allocation RB,
  5.30%, 09/01/17(a)                               500          497,500
-----------------------------------------------------------------------
  5.45%, 09/01/22(a)                             1,160        1,146,544
-----------------------------------------------------------------------
  5.50%,09/01/26(a)                              1,000          974,150
-----------------------------------------------------------------------
Overland Park Development Corp. (Overland
  Park Convention Center Hotel Project);
  Series 2001 A, First Tier RB, 7.38%,
  01/01/32(a)                                    1,500        1,586,280
-----------------------------------------------------------------------
Overland Park Transportation Development
  District (Grass Creek Project); Series
  2006, Special Assessment RB, 5.13%,
  09/01/28(a)                                    1,565        1,522,839
-----------------------------------------------------------------------
Roeland Park (City of) (Roeland Park
  Redevelopment, LLC Project);
  Series 2005, Special Obligations Tax
  Increment Allocation RB,
  5.75%, 08/01/24(a)                               920          925,391
-----------------------------------------------------------------------
Roeland Park (City of) Transportation
  Development District (TDD #1 Project);
  Series 2005, Sales Tax RB,
  5.75%, 12/01/25(a)                               470          471,325
-----------------------------------------------------------------------
  Series 2006 A, Sales Tax RB,
  5.88%, 12/01/09(a)                                40           40,755
-----------------------------------------------------------------------
  5.88%, 12/01/25(a)                             1,005        1,022,839
-----------------------------------------------------------------------
Roeland Park (City of) Transportation
  Development District (TDD #2 Project);
  Series 2006 B, Sales Tax RB, 5.88%,
  12/01/25(a)                                    1,000        1,017,750
=======================================================================
                                                             19,064,396
=======================================================================

KENTUCKY-0.11%

Kentucky (State of) Economic Development
  Finance Authority (Christian Church Homes
  of Kentucky, Inc.); Series 1998, Health
  Facilities RB, 5.50%, 11/15/30(a)                700          692,727
=======================================================================

MAINE-0.08%

Maine (State of) Turnpike Authority; Series
  2003, Turnpike RB, (INS-Ambac Assurance
  Corp.) 5.00%, 07/01/33(a)(b)                     500          514,535
=======================================================================

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MARYLAND-1.75%

Annapolis (City of) (Park Place Project);
  Series 2005 A, Special Obligations RB,
  5.35%, 07/01/34(a)                            $2,000     $  1,916,200
-----------------------------------------------------------------------
Anne Arundel (County of) (Parole Town Center
  Project); Series 2002, Tax Increment
  Allocation Financing RB, 5.00%, 07/01/12(a)      200          202,432
-----------------------------------------------------------------------
Baltimore (County of) (Oak Crest Village
  Inc.); Series 2007 A, Facilities RB, 5.00%,
  01/01/27(a)                                    1,000          984,140
-----------------------------------------------------------------------
Baltimore (County of) (Oak Crest Village
  Inc.); Series 2007 A, Facilities RB, 5.00%,
  01/01/37(a)                                    1,500        1,437,660
-----------------------------------------------------------------------
Baltimore (County of) (Strathdale Manor
  Project); Series 2003, Special Obligation
  RB, 7.00%, 07/01/33(a)                           968        1,046,060
-----------------------------------------------------------------------
Howard (County of); Series 2000 A, Retirement
  Community RB, 7.88%, 05/15/10(a)(c)(d)           780          884,036
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (Edenwald); Series 2006 A, RB, 5.40%,
  01/01/31(a)                                      500          495,055
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Medstar
  Health); Series 2004, Refunding RB, 5.50%,
  08/15/33(a)                                    1,250        1,281,487
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000, RB, 6.75%, 07/01/10(a)(c)(d)      1,000        1,092,260
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (Washington Christian Academy); Series
  2006, RB, 5.50%, 07/01/38(a)                   1,000          974,580
-----------------------------------------------------------------------
Maryland (State of) Industrial Development
  Finance Authority (Our Lady of Good Counsel
  High School Facility); Series 2005 A, IDR,
  6.00%, 05/01/35(a)                             1,000        1,025,330
=======================================================================
                                                             11,339,240
=======================================================================

MASSACHUSETTS-1.33%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B, RB,
  7.50%, 12/01/10(a)(c)(d)                         500          561,400
-----------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Linden Ponds Inc.) Series 2007 A,
  Facilities RB,
  5.50%, 11/15/27(a)                             1,680        1,629,197
-----------------------------------------------------------------------
  5.75%, 11/15/35(a)                             1,000          982,820
-----------------------------------------------------------------------
  5.75%, 11/15/42(a)                             1,000          979,970
-----------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Linden Ponds Inc.); Series 2007 A,
  Facilities RB, 5.00%, 11/15/14(a)              1,000          987,860
-----------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Reeds Landing-Accredited
  Investors); Series 2006, Refunding First
  Mortgage RB, 5.75%, 10/01/31(a)                1,900        1,849,156
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (VOA Concord Assisted Living Inc.);
  Series 2007, Refunding First Mortgage RB,
  5.13%, 11/01/27(a)                            $  240     $    223,061
-----------------------------------------------------------------------
  5.20%, 11/01/41(a)                             1,000          897,640
-----------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House,
  Inc.); Series 1999 A, Refunding RB, 6.88%,
  01/01/29(a)                                      500          509,875
=======================================================================
                                                              8,620,979
=======================================================================

MICHIGAN-1.65%

Chandler Park Academy; Series 2005, Public
  School Academy RB, 5.13%, 11/01/30(a)          1,050          985,782
-----------------------------------------------------------------------
Detroit Community High School; Series 2005,
  Michigan Public School Academy RB,
  5.65%, 11/01/25(a)                             1,485        1,454,454
-----------------------------------------------------------------------
  5.75%, 11/01/30(a)                             1,000          979,300
-----------------------------------------------------------------------
Gaylord (City of) Hospital Finance Authority
  (Otsego Memorial Hospital Association);
  Series 2004, Refunding Limited Obligation
  RB, 6.50%, 01/01/31(a)                           700          725,263
-----------------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System, Inc.);
  Series 1999, Refunding RB, 5.88%,
  10/01/16(a)                                      920          923,781
-----------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 A, RB, 5.75%, 07/01/25(a)                   500          514,415
-----------------------------------------------------------------------
Mecosta (County of) General Hospital; Series
  1999, Refunding Unlimited Tax GO, 6.00%,
  05/15/18(a)                                      500          509,560
-----------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Presbyterian Village); Series
  2005,
  Refunding RB,
  4.88%, 11/15/16(a)                               685          679,636
-----------------------------------------------------------------------
  5.25%, 11/15/25(a)                               450          440,447
-----------------------------------------------------------------------
  5.50%, 11/15/35(a)                               750          729,555
-----------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (YMCA Service Learning Academy Project);
  Series 2001, Public School Academy
  Facilities Program RB,
  7.63%, 10/01/21(a)                               700          739,949
-----------------------------------------------------------------------
  7.75%, 10/01/31(a)                               500          527,585
-----------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Series 2001 C,
  Refunding Limited Obligation PCR, 5.45%,
  09/01/29(a)                                      500          511,085
-----------------------------------------------------------------------
Monroe (County of) Hospital Finance Authority
  (Mercy Memorial Hospital Corp. Obligated
  Group); Series 2006, Hospital Refunding RB,
  5.38%, 06/01/26(a)                               500          481,440
-----------------------------------------------------------------------
  5.50%, 06/01/35(a)                               500          473,495
=======================================================================
                                                             10,675,747
=======================================================================

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MINNESOTA-11.86%

Apple Valley (City of) Economic Development
  Authority (Evercare Senior Living LLC
  Projects); Series 2005 A, Health Care RB,
  6.13%, 06/01/35(a)                            $2,240     $  2,242,778
-----------------------------------------------------------------------
Becker (City of) (Shepherd of Grace Project);
  Series 2006, Sr. Housing RB,
  5.75%, 05/01/24(a)                               715          715,729
-----------------------------------------------------------------------
  5.88%, 05/01/29(a)                             1,000        1,004,540
-----------------------------------------------------------------------
  5.88%, 05/01/33(a)                             1,000        1,001,290
-----------------------------------------------------------------------
  5.88%, 05/01/41(a)                               740          731,927
-----------------------------------------------------------------------
  6.00%, 05/01/41(a)                             1,000        1,002,630
-----------------------------------------------------------------------
Carlton (City of) (Inter-Faith Care Center
  Project); Series 2006, Refunding Health
  Care & Housing Facilities RB, 5.70%,
  04/01/36(a)                                    1,500        1,452,810
-----------------------------------------------------------------------
Chippewa (County of) (Montevideo Hospital
  Project); Series 2007, RB,
  5.50%, 03/01/27(a)                             1,000          987,620
-----------------------------------------------------------------------
  5.50%, 03/01/37(a)                             2,000        1,914,320
-----------------------------------------------------------------------
Cloquet (City of) (HADC Cloquet LLC Project);
  Series 2005 A, Refunding Housing Facilities
  RB, 5.88%, 08/01/35(a)                           865          863,746
-----------------------------------------------------------------------
Cold Spring (City of) (Assumption Home,
  Inc.); Series 2005, Nursing Home & Sr.
  Housing RB,
  5.50%, 03/01/25(a)                               425          419,823
-----------------------------------------------------------------------
  5.75%, 03/01/35(a)                               600          594,246
-----------------------------------------------------------------------
Crookston (City of) (Riverview Health
  Project); Series 2007, Refunding Health
  Care Facilities RB,
  5.20%, 05/01/22(a)                               540          521,500
-----------------------------------------------------------------------
  5.30%, 05/01/32(a)                             1,500        1,386,615
-----------------------------------------------------------------------
Dakota (County of) Community Development
  Agency (River Heights Assisted Living
  Project); Series 2007, Refunding
  MultiFamily Housing RB,
  5.30%, 11/01/30(a)                             2,330        2,208,164
-----------------------------------------------------------------------
  5.38%, 05/01/40(a)                             1,000          945,000
-----------------------------------------------------------------------
Duluth (City of) Economic Development
  Authority (Benedictine Health System-St.
  Mary's Duluth Clinic); Series 2004, Health
  Care Facilities RB, 5.25%, 02/15/33(a)           500          505,085
-----------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project); Series 2002 A,
  Health Care Facilities RB,
  6.63%, 12/01/22(a)                               250          264,102
-----------------------------------------------------------------------
  6.63%, 12/01/30(a)                               250          261,805
-----------------------------------------------------------------------
Eveleth (City of) (Manor House Woodland);
  Series 2006,
  Sr. Housing MultiFamily RB,
  5.70%, 10/01/36(a)                             3,000        2,863,140
-----------------------------------------------------------------------
  Sr. MultiFamily Housing RB,
  5.50%, 10/01/25(a)                               510          495,256
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MINNESOTA-(CONTINUED)

Fairmont (City of) (Goldfinch
  Estates-Governmental and Educational
  Assistance Corp. Project); Series 2002 A-1,
  Housing Facilities RB,
  7.25%, 04/01/22(a)                            $  915     $    955,745
-----------------------------------------------------------------------
  Series 2005 A, Housing Facilities RB,
  6.25%, 10/01/25(a)                             2,500        2,538,075
-----------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project);
  Series 2001, Health Care Facilities RB,
  7.40%, 04/01/11(a)(c)(d)                         250          280,132
-----------------------------------------------------------------------
  7.50%, 04/01/11(a)(c)(d)                         500          561,890
-----------------------------------------------------------------------
  Series 2005, Health Care Facilities RB,
  5.00%, 04/01/31(a)                             1,000          945,830
-----------------------------------------------------------------------
Inver Grove Heights (City of) (Presbyterian
  Homes Bloomington Care Center, Inc.
  Project); Series 2006, Refunding Nursing
  Home RB,
  5.50%, 10/01/33(a)                             1,010          956,611
-----------------------------------------------------------------------
  5.50%, 10/01/41(a)                               455          425,270
-----------------------------------------------------------------------
Maple Grove (City of) (Maple Grove Hospital
  Corp.); Series 2007, Health Care System RB,
  5.25%, 05/01/37(a)                             2,000        2,017,900
-----------------------------------------------------------------------
Maplewood (City of) (Volunteers of America
  Care Center Project); Series 2005 A, Health
  Care Facilities RB,
  5.00%, 10/01/13(a)                               775          767,475
-----------------------------------------------------------------------
  5.25%, 10/01/19(a)                             1,250        1,207,875
-----------------------------------------------------------------------
  5.38%, 10/01/24(a)                             2,500        2,391,275
-----------------------------------------------------------------------
Minneapolis (City of) (Grant Park Project);
  Series 2006, Tax Increment Allocation RB,
  5.35%, 02/01/30(a)                               450          421,308
-----------------------------------------------------------------------
Minneapolis (City of) (Shelter Care
  Foundation); Series 1999 A, Health Care
  Facilities RB, 6.00%, 04/01/09(a)(c)(d)          375          384,424
-----------------------------------------------------------------------
Minneapolis (City of) (Village at St. Anthony
  Falls Project); Series 2004, Refunding Tax
  Increment RB, 5.75%, 02/01/27(a)                 605          603,197
-----------------------------------------------------------------------
Moorehead (City of) (Sheyenne Crossing
  Project); Series 2006, Sr. Housing RB,
  5.65%, 04/01/29(a)                             2,355        2,314,729
-----------------------------------------------------------------------
North Oaks (City of) (Presbyterian Homes of
  North Oaks, Inc. Project); Series 2007, Sr.
  Housing RB,
  6.13%, 10/01/39(a)                             1,000        1,008,170
-----------------------------------------------------------------------
  6.25%, 10/01/47(a)                             1,000        1,008,130
-----------------------------------------------------------------------
  6.50%, 10/01/47(a)                             1,000        1,026,620
-----------------------------------------------------------------------
Northwest Multi-County Housing &
  Redevelopment Authority (Pooled Housing
  Program); Series 2005 A, Refunding
  Governmental Housing RB,
  5.35%, 07/01/15(a)                                70           69,360
-----------------------------------------------------------------------
  6.20%, 07/01/30(a)                             2,000        2,003,540
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Oakdale (City of) (Oak Meadows Project);
  Series 2004, Refunding Sr. Housing RB,
  6.00%, 04/01/24(a)                            $1,000     $  1,017,200
-----------------------------------------------------------------------
Oronoco (City of) (Wedum Shorewood Campus
  Project); Series 2006, Refunding
  MultiFamily Housing RB, 5.25%, 06/01/26(a)     2,000        1,869,960
-----------------------------------------------------------------------
Owatonna (City of) (Senior Living Project):
  Series 2006 A, Sr. Housing RB, 5.80%,
  10/01/29(a)                                      800          800,528
-----------------------------------------------------------------------
Park Rapids (City of) (CDL Homes LLC
  Project); Series 2006, Housing & Health
  Facilities RB,
  5.25%, 08/01/26(a)                               140          129,872
-----------------------------------------------------------------------
  5.40%, 08/01/36(a)                               650          602,199
-----------------------------------------------------------------------
Pine City (City of) (Lakes International
  Language Academy Project); Series 2006 A,
  Lease RB,
  6.00%, 05/01/26(a)                               480          480,446
-----------------------------------------------------------------------
  6.25%, 05/01/35(a)                               550          548,883
-----------------------------------------------------------------------
Ramsey (City of) (Pact Charter School
  Project); Series 2004 A, Lease RB,
  6.50%, 12/01/22(a)                               925          979,871
-----------------------------------------------------------------------
  6.75%, 12/01/33(a)                               150          159,119
-----------------------------------------------------------------------
Rochester (City of) (Madonna Meadows); Series
  2007 A, Refunding Health Care & Housing RB,
  5.30%, 04/01/37(a)                             1,150        1,056,321
-----------------------------------------------------------------------
Rochester (City of) (Mayo Clinic); Series
  2006, Health Care Facilities RB, 5.00%,
  11/15/36(a)                                    2,760        2,812,081
-----------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
  Project); Series 2003 A,
  Health Care & Housing RB,
  5.38%, 08/01/12(a)                               165          166,490
-----------------------------------------------------------------------
  5.50%, 08/01/13(a)                               195          195,887
-----------------------------------------------------------------------
  6.25%, 08/01/19(a)                             1,100        1,129,590
-----------------------------------------------------------------------
Roseau (City of) (Oak Crest Project); Series
  2006, Sr. Housing RB, 5.50%, 11/01/42(a)       2,005        1,862,906
-----------------------------------------------------------------------
Shakopee (City of) (St. Francis Regional
  Medical Center); Series 2004, Health Care
  Facilities RB, 5.25%, 09/01/34(a)                500          502,565
-----------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Series 2002, MultiFamily Housing
  RB,
  7.00%, 10/01/23(a)(h)                            495          502,074
-----------------------------------------------------------------------
  7.45%, 10/01/32(a)(h)                            155          158,960
-----------------------------------------------------------------------
St. Louis Park (City of) (Roitenberg Family
  Assisted Living Residence Project); Series
  2006, Refunding RB, 5.63%, 08/15/33(a)         1,630        1,573,912
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Series 2001 A, Lease RB, 7.38%,
  12/01/10(a)(c)(d)                                900        1,014,615
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Hmong Academy Project);
  Series 2006 A, Lease RB,
  5.75%, 09/01/26(a)                            $  300     $    300,711
-----------------------------------------------------------------------
  6.00%, 09/01/36(a)                               390          393,058
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Marian Center Project); Series
  2007 A, Multifamily Housing RB, 5.38%,
  05/01/43(a)                                    1,115        1,036,025
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (New Spirit Charter School);
  Series 2002 A, Lease RB, 7.50%, 12/01/31(a)      890          947,512
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Rossy & Richard Shaller); Series
  2007 A, RB,
  5.05%, 10/01/27(a)                             1,750        1,628,077
-----------------------------------------------------------------------
  5.15%, 10/01/42(a)                               275          248,911
-----------------------------------------------------------------------
  Series 2007 A1, RB,
  5.25%, 10/01/42(a)                             1,000          920,070
-----------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson
  Kellogg Project); Series 1999 2, Hotel
  Facility RB, 7.38%, 08/01/08(a)(c)(d)          1,225        1,299,272
-----------------------------------------------------------------------
Vadnais Heights (City of) (Agriculture & Food
  Sciences); Series 2004 A, Lease RB,
  6.38%, 12/01/24(a)                               900          898,506
-----------------------------------------------------------------------
  6.60%, 12/01/34(a)                               275          273,078
-----------------------------------------------------------------------
Washington (County of) Housing &
  Redevelopment Authority (Birchwood &
  Woodbury Projects); Series 2007 A, Housing
  RB,
  5.00%, 12/01/14(a)                             1,000          970,320
-----------------------------------------------------------------------
  5.55%, 12/01/27(a)                             1,000          954,290
-----------------------------------------------------------------------
  5.63%, 06/01/37(a)                             2,000        1,887,200
-----------------------------------------------------------------------
Woodbury (City of) (Math & Science Academy
  Project); Series 2002 A, Refunding Lease
  RB,
  7.38%, 12/01/24(a)                               250          267,770
-----------------------------------------------------------------------
  7.50%, 12/01/31(a)                               750          800,175
-----------------------------------------------------------------------
Worthington (City) Housing Authority (Meadows
  Worthington Project); Series 2007 A,
  Refunding Housing RB,
  5.25%, 11/01/28(a)                             1,175        1,100,258
-----------------------------------------------------------------------
  5.38%, 05/01/37(a)                             1,000          922,300
=======================================================================
                                                             76,680,694
=======================================================================

MISSOURI-4.13%

370/Missouri Bottom Road/Tussing Road
  Transportation Development District; Series
  2002,
  RB,
  7.00%, 05/01/22(a)                               750          811,522
-----------------------------------------------------------------------
  7.20%, 05/01/33(a)                               500          540,580
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MISSOURI-(CONTINUED)

Belton (City of) (Belton Town Center
  Project); Series 2006,
  Tax Increment Allocation RB,
  5.00%, 03/01/10(a)                            $   50     $     50,219
-----------------------------------------------------------------------
  5.00%, 03/01/11(a)                               155          155,598
-----------------------------------------------------------------------
  5.00%, 03/01/12(a)                               125          125,364
-----------------------------------------------------------------------
  5.00%, 03/01/14(a)                               175          172,774
-----------------------------------------------------------------------
  5.13%, 03/01/15(a)                               125          123,290
-----------------------------------------------------------------------
  5.25%, 03/01/16(a)                               100           98,891
-----------------------------------------------------------------------
  5.50%, 03/01/20(a)                               250          248,545
-----------------------------------------------------------------------
  5.63%, 03/01/25(a)                               600          588,228
-----------------------------------------------------------------------
Branson (City of) Industrial Development
  Authority (Branson Landing-Retail Project);
  Series 2005, Tax Increment RB, 5.25%,
  06/01/21(a)                                    1,500        1,448,100
-----------------------------------------------------------------------
Branson (City of) Regional Airport
  Transportation Development District);
  Series 2007 A, Airport RB, 6.00%,
  07/01/37(a)                                      200          199,290
-----------------------------------------------------------------------
Branson Hills Infrastructure Facilities
  Community Improvement District; Series 2007
  A,
  Special Assessment RB,
  5.00%, 04/01/11(a)                               550          548,686
-----------------------------------------------------------------------
  5.00%, 04/01/13(a)                               300          297,792
-----------------------------------------------------------------------
  5.00%, 04/01/15(a)                               500          492,170
-----------------------------------------------------------------------
  5.50%, 04/01/22(a)                               930          910,451
-----------------------------------------------------------------------
  5.50%, 04/01/27(a)                               500          480,075
-----------------------------------------------------------------------
Chillicothe (City of) (South U.S. 65
  Project); Series 2006, Tax Increment
  Allocation RB,
  5.50%, 04/01/21(a)                             1,000          998,580
-----------------------------------------------------------------------
  5.63%, 04/01/24(a)                             1,100        1,096,480
-----------------------------------------------------------------------
Des Peres (City of) (West County Center
  Project); Series 2002 A, Refunding Tax
  Increment RB, 5.75%, 04/15/20(a)               1,000        1,011,310
-----------------------------------------------------------------------
Desloge (City of) (U.S. Highway 67/State
  Street Redevelopment Project); Series 2005,
  Refunding Tax Increment RB, 5.20%,
  04/15/20(a)                                      770          777,053
-----------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Series 2001 A, Refunding & Improvement Tax
  Increment RB, 7.00%, 10/01/11(a)(c)(d)         1,015        1,150,320
-----------------------------------------------------------------------
Grandview (City of) Industrial Development
  Authority (Grandview Crossing Project 1);
  Series 2006, Tax Increment IDR, 5.75%,
  12/01/28(a)                                    1,250        1,148,912
-----------------------------------------------------------------------
Grindstone Plaza Transportation Development
  District; Series 2006 A, Transportation
  Sales Tax RB,
  5.50%, 10/01/31(a)                               350          339,791
-----------------------------------------------------------------------
  5.55%, 10/01/36(a)                               500          485,345
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MISSOURI-(CONTINUED)

Hanley Road & North of Folk Ave.
  Transportation District; Series 2005,
  Transportation Sales Tax RB,
  5.00%, 10/01/25(a)                            $  820     $    776,647
-----------------------------------------------------------------------
  5.40%, 10/01/31(a)                               750          732,743
-----------------------------------------------------------------------
Kansas City (City of) Industrial Development
  Authority (The Bishop Spencer Place, Inc.);
  Series 2004 A, First Mortgage Health Care
  Facilities IDR, 6.25%, 01/01/24(a)               500          513,865
-----------------------------------------------------------------------
Kansas City (City of) Tax Increment Financing
  Commission (Maincor Project); Series 2007
  A, Tax Increment RB, 5.25%, 03/01/18(a)          500          495,040
-----------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (St. Andrew's Resources For
  Seniors) Series 2007 A, Sr. Living Facility
  RB, 6.38%, 12/01/41(a)                         1,000        1,008,820
-----------------------------------------------------------------------
Maplewood (City of) (Maplewood South
  Redevelopment Area); Series 2005,
  Refunding Tax Increment RB,
  5.20%, 11/01/22(a)                               470          447,910
-----------------------------------------------------------------------
  5.75%, 11/01/26(a)                             1,350        1,339,875
-----------------------------------------------------------------------
Raymore (City of); Series 2005, Tax Increment
  RB,
  5.38%, 03/01/20(a)                               500          495,955
-----------------------------------------------------------------------
  5.63%, 03/01/28(a)                             1,250        1,228,350
-----------------------------------------------------------------------
Richmond Heights (City of) (Francis Place
  Redevelopment Project); Series 2005,
  Refunding & Improvement Tax Increment &
  Transportation Sales Tax RB, 5.63%,
  11/01/25(a)                                      750          750,555
-----------------------------------------------------------------------
St. Joseph (City of) Industrial Development
  Authority (The Shoppes at North Village
  Project);
  Series 2005 A, Tax Increment IDR,
  5.25%, 11/01/13(a)                               500          510,550
-----------------------------------------------------------------------
  5.38%, 11/01/24(a)                               500          495,565
-----------------------------------------------------------------------
  5.50%, 11/01/27(a)                               750          745,897
-----------------------------------------------------------------------
  Series 2005 B, Tax Increment IDR,
  5.38%, 11/01/23(a)                               500          497,845
-----------------------------------------------------------------------
  Tax Increment RB,
  5.50%, 11/01/27(a)                             1,000          994,530
-----------------------------------------------------------------------
St. Louis (City of) Industrial Development
  Authority (Confluence Academy Project);
  Series 2007 A, IDR, 5.35%, 06/15/32(a)           750          698,010
-----------------------------------------------------------------------
Strother Interchange Transportation
  Development District (Lees Summit Project);
  Series 2006, RB, 5.00%, 05/01/24(a)              675          679,894
=======================================================================
                                                             26,711,417
=======================================================================

MONTANA-0.12%

Montana (State of) Facility Finance Authority
  (St. Johns Lutheran); Series 2006 A, Sr.
  Living RB, 6.13%, 05/15/36(a)                    750          767,325
=======================================================================

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

NEVADA-0.26%

Las Vegas Valley Water District; Series 2003
  A, Refunding & Water Improvement Limited
  Tax GO, (INS-Financial Guaranty Insurance
  Co.) 5.00%, 06/01/32(a)(b)                    $1,150     $  1,180,946
-----------------------------------------------------------------------
University and Community College System of
  Nevada; Series 2002 A, Universities RB,
  (INS-Financial Guaranty Insurance Co.)
  5.40%, 07/01/31(a)(b)                            500          520,555
=======================================================================
                                                              1,701,501
=======================================================================

NEW HAMPSHIRE-0.42%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A, RB, 6.88%, 10/01/09(a)(c)(d)    1,050        1,130,482
-----------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (The Huntington at
  Nashua); Series 2003 A, RB,
  6.88%, 05/01/23(a)                               750          802,733
-----------------------------------------------------------------------
  6.88%, 05/01/33(a)                               750          801,990
=======================================================================
                                                              2,735,205
=======================================================================

NEW JERSEY-2.24%

Burlington (County of) Bridge Commission (The
  Evergreens Project) Series 2007, RB, 5.63%,
  01/01/38(a)                                    2,400        2,394,576
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Arbor); Series 1998 A, Sr.
  Mortgage RB, 5.88%, 05/15/16(a)                  120          122,045
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Cedar Crest Village, Inc.
  Facility); Series 2001 A, Retirement
  Community RB, 7.25%, 11/15/11(a)(c)(d)           500          571,990
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Series 1999, Special Facility RB,
  6.25%, 09/15/29(a)(h)                          1,000        1,016,060
-----------------------------------------------------------------------
  Series 2000, Special Facility RB,
  7.00%, 11/15/30(a)(h)                            565          588,171
-----------------------------------------------------------------------
  7.20%, 11/15/30(a)(h)                            425          444,826
-----------------------------------------------------------------------
  Series 2003, Special Facility RB,
  9.00%, 06/01/33(a)(h)                            500          578,145
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Lions Gate Project); Series 2005
  A,
  First Mortgage RB,
  5.00%, 01/01/15(a)                               825          806,297
-----------------------------------------------------------------------
  5.75%, 01/01/25(a)                               710          720,011
-----------------------------------------------------------------------
  5.88%, 01/01/37(a)                             1,360        1,367,426
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

NEW JERSEY-(CONTINUED)

New Jersey (State of) Economic Development
  Authority (Seashore Gardens Living Center
  Project);
  Series 2001, First Mortgage RB,
  8.00%, 04/01/11(a)(c)(d)                      $  800     $    919,552
-----------------------------------------------------------------------
  8.00%, 04/01/11(a)(c)(d)                         500          574,720
-----------------------------------------------------------------------
  Series 2006, First Mortgage RB,
  5.30%, 11/01/26(a)                             1,100        1,038,158
-----------------------------------------------------------------------
  5.38%, 11/01/36(a)                               700          660,261
-----------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994, RB,
  7.25%, 07/01/14(a)                                50           51,041
-----------------------------------------------------------------------
  7.25%, 07/01/27(a)                             1,750        1,786,417
-----------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority; Series 2005 B,
  Transportation System RB, (INS-Ambac
  Assurance Corp.) 5.25%, 12/15/23(a)(b)           750          827,842
=======================================================================
                                                             14,467,538
=======================================================================

NEW MEXICO-0.24%

Mariposa East Public Improvement District;
  Series 2006, Unlimited Tax GO,
  5.75%, 09/01/21(a)                               500          508,170
-----------------------------------------------------------------------
  6.00%, 09/01/32(a)                             1,000        1,016,860
=======================================================================
                                                              1,525,030
=======================================================================

NEW YORK-3.12%

East Rochester (City of) Housing Authority
  (Woodland Village Project); Series 2006,
  Refunding Sr. Living RB, 5.50%, 08/01/33(a)    1,700        1,654,168
-----------------------------------------------------------------------
Erie (County of) Industrial Development
  Agency (Orchard Park CCRC, Inc. Project);
  Series 2006 A, IDR,
  6.00%, 11/15/26(a)                             1,100        1,100,671
-----------------------------------------------------------------------
  6.00%, 11/15/36(a)                             2,000        1,964,720
-----------------------------------------------------------------------
Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Series
  2000, Civic Facility IDR, 8.55%,
  11/15/10(a)(c)(d)                              1,000        1,160,790
-----------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Mount Sinai NYU Health Obligated Group);
  Series 2000, RB, 5.50%, 07/01/26(a)              500          501,580
-----------------------------------------------------------------------
New York City (City of) Industrial
  Development Agency (Liberty-7 World Trade
  Center); Series 2005 A, IDR, 6.25%,
  03/01/15(a)                                    3,000        3,137,460
-----------------------------------------------------------------------
New York Liberty Development Corp. (Goldman
  Sachs Headquarters Issue); Series 2005, RB,
  5.25%, 10/01/35(a)                             5,000        5,328,450
-----------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project);
  Series 1998, Refunding Solid Waste Disposal
  Facility IDR, 7.00%, 11/01/30(a)(h)            2,000        2,065,260
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
NEW YORK-(CONTINUED)

Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Series 2001 C, Civic Facility
  IDR, 7.00%, 08/01/31(a)                       $  550     $    576,295
-----------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High-Voltage Electronics
  Corp. Facility); Series 1997 A, IDR, 6.38%,
  12/01/17(a)(h)                                   340          340,779
-----------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home of Central New York,
  Inc.); Series 2001 A,
  First Mortgage IDR,
  7.38%, 03/01/21(a)                               350          369,905
-----------------------------------------------------------------------
  7.38%, 03/01/31(a)                               500          527,005
-----------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Series 2000 A, Continuing
  Care Retirement IDR,
  7.00%, 07/01/21(a)                               600          631,824
-----------------------------------------------------------------------
  7.38%, 07/01/30(a)                               500          529,285
-----------------------------------------------------------------------
Westchester Tobacco Asset Securitization
  Corp.; Series 2005, Tobacco Settlement
  Asset-Backed RB, 5.00%, 06/01/26(a)              300          292,866
=======================================================================
                                                             20,181,058
=======================================================================

NORTH CAROLINA-0.87%

North Carolina (State of) Medical Care
  Commission (Arbor Acres United Methodist
  Retirement Community, Inc. Project); Series
  2002, First Mortgage Health Care Facilities
  RB, 6.38%, 03/01/12(a)(c)(d)                     500          553,510
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Forest at Duke Project); Series
  2002, First Mortgage Retirement Facilities
  RB, 6.38%, 09/01/12(a)(c)(d)                     250          277,177
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Forest at Duke Project); Series
  2007, First Mortgage Retirement Facilities
  RB, 5.13%, 09/01/27(a)                         1,000          988,280
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pennybyrn at Maryfield
  Project); Series 2005 A, First Mortgage
  Health Care Facilities RB, 6.13%,
  10/01/35(a)                                    1,300        1,325,922
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (The Presbyterian Homes
  Obligated Group);
  Series 2006, First Mortgage Health Care
  Facilities RB,
  5.60%, 10/01/36(a)                             1,000          997,150
-----------------------------------------------------------------------
  Series 2006 B, Refunding First Mortgage
  Health Care Facilities RB,
  5.20%, 10/01/21(a)                             1,500        1,462,155
=======================================================================
                                                              5,604,194
=======================================================================

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------


NORTH DAKOTA-0.75%

Grand Forks (City of) (4000 Valley Square
  Project); Series 1997, Special Term Sr.
  Housing RB,
  6.38%, 12/01/07(a)(c)(d)                      $  705     $    707,820
-----------------------------------------------------------------------
  Series 2006, Refunding Sr. Housing RB,
  5.30%, 12/01/34(a)                               855          785,343
-----------------------------------------------------------------------
  5.13%, 12/01/21(a)                               500          471,795
-----------------------------------------------------------------------
Traill (County of) (Hillsboro Medical
  Center); Series 2007, Health Care RB,
  5.25%, 05/01/20(a)                               500          481,690
-----------------------------------------------------------------------
  5.50%, 05/01/26(a)                             1,520        1,478,550
-----------------------------------------------------------------------
  5.50%, 05/01/42(a)                             1,000          934,260
=======================================================================
                                                              4,859,458
=======================================================================

OHIO-3.02%

Adams (County of) (Adams County Hospital
  Project); Series 2005, Hospital Facilities
  Improvement RB,
  5.25%, 09/01/08(a)                               355          350,825
-----------------------------------------------------------------------
  5.50%, 09/01/09(a)                               375          367,470
-----------------------------------------------------------------------
  5.75%, 09/01/10(a)                               395          385,413
-----------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Continuing Care Facility Expansion
  Project) Series 2007 A, Health Care RB,
  5.75%, 11/01/22(a)                             1,000        1,014,470
-----------------------------------------------------------------------
  6.00%, 11/01/27(a)                             2,000        2,034,700
-----------------------------------------------------------------------
Cleveland (City of)-Cuyahoga (County of) Port
  Authority (St. Clarence-Governmental and
  Educational Assistance Corp., LLC Project);
  Series 2006 A, Sr. Housing RB,
  6.13%, 05/01/26(a)                               700          708,834
-----------------------------------------------------------------------
  6.25%, 05/01/38(a)                             2,710        2,777,316
-----------------------------------------------------------------------
  6.00%, 05/01/21(a)                             1,000        1,012,950
-----------------------------------------------------------------------
Cleveland (City of)-Cuyahoga (County of) Port
  Authority; Series 2001, Special Assessment
  Tax Increment RB, 7.35%, 12/01/31(a)           1,000        1,080,550
-----------------------------------------------------------------------
Cuyahoga (County of) (Canton Inc. Project);
  Series 2000, Hospital Facilities RB, 7.50%,
  01/01/30(a)                                      750          796,853
-----------------------------------------------------------------------
Cuyahoga (County) (Eliza Jennings Senior Care
  Network Project) Series 2007 A, Health Care
  & Independent Living Facilities RB, 5.75%,
  05/15/27(a)                                    1,000          986,040
-----------------------------------------------------------------------
Cuyahoga (County) (Eliza Jennings Senior Care
  Network Project) Series 2007 A, Health Care
  & Independent Living Facilities RB, 6.00%,
  05/15/37(a)                                    1,000        1,001,360
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
OHIO-(CONTINUED)

Franklin (County of) (Ohio Presbyterian
  Retirement Services);
  Series 2001 A, Health Care Facilities RB,
  7.13%, 07/01/11(a)(c)(d)                      $  500     $    565,185
-----------------------------------------------------------------------
  Series 2005 A, Health Care Facilities
  Improvement RB,
  5.00%, 07/01/26(a)                               350          339,210
-----------------------------------------------------------------------
  5.13%, 07/01/35(a)                             1,250        1,193,838
-----------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Series 2000 A, Refunding &
  Improvement Health Care Facilities RB,
  6.50%, 08/15/20(a)                               500          525,605
-----------------------------------------------------------------------
  6.55%, 08/15/24(a)                               500          525,855
-----------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Series 1998, Refunding Hospital
  Improvement RB, 6.25%, 08/01/08(a)(c)(d)         500          509,740
-----------------------------------------------------------------------
Norwood (City of) (Cornerstone at Norwood
  Project); Series 2006, Tax Increment
  Financing RB,
  5.25%, 12/01/15(a)                             1,080        1,067,569
-----------------------------------------------------------------------
  5.75%, 12/01/20(a)                             1,300        1,294,540
-----------------------------------------------------------------------
Toledo (City of) & Lucas (County of) Port
  Authority (St. Mary Woods Project);
  Series 2004 A, RB,
  6.00%, 05/15/24(a)                               500          498,395
-----------------------------------------------------------------------
  6.00%, 05/15/34(a)                               500          489,550
=======================================================================
                                                             19,526,268
=======================================================================

OKLAHOMA-1.38%

Oklahoma (County of) Finance Authority
  (Epworth Villa Project); Series 2005 A,
  Refunding RB,
  5.00%, 04/01/15(a)                             1,025          998,114
-----------------------------------------------------------------------
  5.70%, 04/01/25(a)                             2,500        2,497,250
-----------------------------------------------------------------------
Oklahoma (County of), Finance Authority
  (Oxford Oaks, Watersedge & Gardens at
  Reding Apartments Projects); Series 2000,
  Refunding Multi-Family Housing VRD RB,
  (CEP-Federal National Mortgage Association)
  3.88%, 07/15/30(i)(j)                          4,784        4,784,000
-----------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Comanche County Hospital
  Project); Series 2002 B, RB, 6.60%,
  07/01/31(a)                                      625          663,231
=======================================================================
                                                              8,942,595
=======================================================================

OREGON-0.56%

Clackamas (County of) Hospital Facility
  Authority (Gross-Willamette Falls Project);
  Series 2005, Refunding RB, 5.13%,
  04/01/26(a)                                    1,000          971,490
-----------------------------------------------------------------------
Clackamas (County of) Hospital Facility
  Authority (Odd Fellows Home); Series 1998
  A, Refunding RB, 5.88%, 09/15/21(a)              230          222,451
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

OREGON-(CONTINUED)

Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Oregon Baptist Retirement Homes); Series
  1996, RB, 8.00%, 11/15/26(a)                  $  735     $    736,507
-----------------------------------------------------------------------
Yamhill (County of) Hospital Authority
  (Friendsview Retirement Community); Series
  2003, RB, 7.00%, 12/01/21(a)                   1,555        1,693,069
=======================================================================
                                                              3,623,517
=======================================================================

PENNSYLVANIA-4.58%

Allegheny (County of) Hospital Development
  Authority (Villa Saint Joseph of Baden);
  Series 1998, Health Care Facilities RB,
  6.00%, 08/15/28(a)                               500          494,975
-----------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Propel Schools-Homestead
  Project); Series 2004 A, Charter School
  IDR, 7.00%, 12/15/15(a)                          780          824,335
-----------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A, IDR,
  6.90%, 01/01/22(a)                               500          517,375
-----------------------------------------------------------------------
  7.00%, 01/01/34(a)                               500          517,195
-----------------------------------------------------------------------
Bucks (County of) Industrial Development
  Authority (Ann's Choice, Inc. Facility),
  Series 2005 A, Retirement Community IDR,
  5.90%, 01/01/27(a)                             1,000        1,005,180
-----------------------------------------------------------------------
  6.25%, 01/01/35(a)                             1,000        1,016,940
-----------------------------------------------------------------------
Chartiers Valley Industrial & Commercial
  Development Authority (Asbury Health
  Center); Series 1999, Refunding First
  Mortgage IDR,
  6.38%, 12/01/19(a)                             1,000        1,029,810
-----------------------------------------------------------------------
  Series 2006, Refunding First Mortgage IDR,
  5.13%, 12/01/12(a)                               500          496,940
-----------------------------------------------------------------------
  5.25%, 12/01/13(a)                               500          500,220
-----------------------------------------------------------------------
  5.25%, 12/01/15(a)                               260          256,082
-----------------------------------------------------------------------
  5.38%, 12/01/16(a)                               500          491,970
-----------------------------------------------------------------------
  5.75%, 12/01/22(a)                               935          944,200
-----------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Series 1999, Sr. Living Facilities RB,
  6.25%, 08/15/29(a)                               750          760,478
-----------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.); Series
  2002 A,
  Retirement Community RB,
  6.00%, 01/01/08(a)(c)(d)                         705          709,230
-----------------------------------------------------------------------
  7.13%, 01/01/13(a)(c)(d)                         700          808,437
-----------------------------------------------------------------------
Fulton (County of) Industrial Development
  Authority (The Fulton County Medical Center
  Project); Series 2006, Hospital IDR, 5.88%,
  07/01/31(a)                                    1,500        1,504,425
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Harrisburg (City of) Authority (Harrisburg
  University of Science);
  Series 2007 A, RB,
  5.40%, 09/01/16(a)                            $1,000     $  1,013,020
-----------------------------------------------------------------------
  Series 2007 B, RB,
  6.00%, 09/01/36(a)                             1,225        1,244,612
-----------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Saint Anne's Home); Series 1999, Health
  Center RB, 6.63%, 04/01/28(a)                    500          509,605
-----------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A, IDR,
  7.60%, 05/01/10(a)(c)(d)                         250          276,965
-----------------------------------------------------------------------
  7.63%, 05/01/10(a)(c)(d)                         500          554,235
-----------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Senior
  Care Obligated Group); Series 2001 B, Sr.
  Health & Housing Facilities IDR, 7.50%,
  11/15/11(a)(c)(d)                              1,000        1,150,820
-----------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); Series
  2001, First Mortgage RB,
  7.63%, 11/01/21(a)                               250          271,240
-----------------------------------------------------------------------
  7.75%, 11/01/33(a)                               750          814,147
-----------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A, RB, 7.38%,
  12/01/09(a)(c)(d)                              1,340        1,462,061
-----------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999, RB,
  6.63%, 07/01/19(a)(f)(g)                       1,250           22,875
-----------------------------------------------------------------------
  6.75%, 07/01/29(a)(f)(g)                         460            8,418
-----------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Whitemarsh Continuing Care
  Retirement Community Project); Series 2005,
  Mortgage IDR, 6.25%, 02/01/35(a)               1,000        1,025,300
-----------------------------------------------------------------------
North Penn (Region of) Health, Hospital &
  Education Authority (Maple Village
  Project); Series 2000 A, Hospital RB,
  8.00%, 04/01/10(a)(c)(d)                         300          330,441
-----------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Northwestern Human
  Services, Inc. Project); Series 1998 A, RB,
  5.25%, 06/01/14(a)                             1,000          983,650
-----------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association,
  Inc. Project at California University of
  Pennsylvania); Series 2000 A, Student
  Housing RB,
  6.75%, 09/01/20(a)                               500          528,710
-----------------------------------------------------------------------
  6.75%, 09/01/32(a)                               320          335,715
-----------------------------------------------------------------------
Philadelphia (City of) (Industrial
  Development Authority); Series 2007 A, IDR,
  5.50%, 09/15/37(a)                             2,700        2,704,023
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Cathedral Village Project);
  Series 2003 A, IDR, 6.88%, 04/01/34(a)        $  500     $    536,245
-----------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Russell Byers Charter School);
  Series 2007 A, IDR,
  5.15%, 05/01/27(a)                             1,000          981,820
-----------------------------------------------------------------------
  5.25%, 05/01/37(a)                             1,000          970,740
-----------------------------------------------------------------------
Westmoreland (County of) Industrial
  Development Authority (Redstone
  Presbyterian Sr. Care Obligated Group);
  Series 2005 A, IDR,
  5.25%, 01/01/13(a)                               500          501,325
-----------------------------------------------------------------------
  5.75%, 01/01/26(a)                             1,000          991,530
-----------------------------------------------------------------------
  5.88%, 01/01/32(a)                               500          501,245
=======================================================================
                                                             29,596,534
=======================================================================

RHODE ISLAND-0.04%

Tobacco Settlement Financing Corp.; Series
  2002 A, Asset-Backed RB, 6.13%, 06/01/32(a)      240          242,246
=======================================================================

SOUTH CAROLINA-1.91%

South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Series 2003 A, Refunding
  Hospital Facilities RB, 6.13%, 08/01/23(a)     1,500        1,572,705
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Lutheran Homes);
  Series 2007, Refunding First Mortgage RB,
  5.00%, 05/01/14(a)                             1,035        1,018,430
-----------------------------------------------------------------------
  5.38%, 05/01/21(a)                             1,500        1,445,985
-----------------------------------------------------------------------
  5.50%, 05/01/28(a)                             1,100        1,051,028
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Series 2000 A, Hospital
  Facilities Improvement RB, 7.38%,
  12/15/10(a)(c)(d)                                800          903,680
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (South Carolina
  Episcopal Home at Still Hopes Project);
  Series 2004 A, Residential Care Facilities
  RB,
  6.25%, 05/15/25(a)                               750          764,280
-----------------------------------------------------------------------
  6.38%, 05/15/32(a)                             1,250        1,279,337
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (The Woodlands at
  Furman Project); Series 2007 A, RB, 6.00%,
  11/15/37(a)                                    2,000        2,002,840
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Wesley Commons
  Project); Series 2000, First Mortgage
  Health Facilities RB,
  7.75%, 10/01/10(a)(c)(d)                         700          795,242
-----------------------------------------------------------------------
  8.00%, 10/01/10(a)(c)(d)                         300          342,753
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

Tobacco Settlement Revenue Management
  Authority; Series 2001 B, Tobacco
  Settlement RB, 6.38%, 05/15/28(a)             $1,170     $  1,202,526
=======================================================================
                                                             12,378,806
=======================================================================

SOUTH DAKOTA-0.43%

Minnehaha (County of) (Bethany Lutheran);
  Series 2007, Refunding Health Facilities
  RB,
  5.38%, 12/01/27(a)                               250          238,153
-----------------------------------------------------------------------
  5.50%, 12/01/35(a)                               500          470,360
-----------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community);
  Series 2003, RB,
  5.65%, 09/01/23(a)                               500          519,020
-----------------------------------------------------------------------
  Series 2006, RB,
  5.00%, 09/01/25(a)                               750          755,632
-----------------------------------------------------------------------
  5.00%, 09/01/31(a)                               830          825,377
=======================================================================
                                                              2,808,542
=======================================================================

TENNESSEE-0.78%

Blount (County of) Health & Educational
  Facilities Board (Asbury Inc.); Series 2007
  A, Refunding RB, 5.13%, 04/01/23(a)            1,690        1,616,789
-----------------------------------------------------------------------
Harpeth Valley Utilities District of Davidson
  and Williamson Counties Series 2004,
  Utilities Improvement RB, (INS-MBIA
  Insurance Corp.) 5.00%, 09/01/34(a)(b)         1,000        1,032,980
-----------------------------------------------------------------------
Johnson City (City of) Health & Educational
  Facilities Board (Appalachian Christian
  Village Project); Series 2004 A, Retirement
  Facilities RB,
  6.00%, 02/15/24(a)                               500          502,385
-----------------------------------------------------------------------
  6.25%, 02/15/32(a)                               350          357,525
-----------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Trezevant Manor
  Project); Series 2006 A, RB,
  5.63%, 09/01/26(a)                             1,000        1,002,380
-----------------------------------------------------------------------
  5.75%, 09/01/37(a)                               500          500,665
=======================================================================
                                                              5,012,724
=======================================================================

TEXAS-6.98%

Abilene (City of) Health Facilities
  Development Corp. (Sears Methodist
  Retirement System Obligated Group Report);
  Series 2003 A, Retirement Facility RB,
  7.00%, 11/15/33(a)                             1,000        1,084,200
-----------------------------------------------------------------------
Atlanta (City of) Hospital Authority; Series
  1999, Hospital Facility RB, 6.70%,
  08/01/19(a)                                      500          517,160
-----------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Army Retirement
  Residence Project); Series 2002, RB, 6.30%,
  07/01/12(a)(c)(d)                                500          560,260
-----------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (American Opportunity Housing);
  Sr. Series 2002 A-1, MultiFamily Housing
  RB,
  6.85%, 12/01/23(a)                               750          787,313
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

TEXAS-(CONTINUED)

Board of Regents of the University of Texas
  System; Series 2001 C, Financing System RB,
  5.00%, 08/15/11(a)(c)(d)                      $1,000     $  1,051,920
-----------------------------------------------------------------------
  Series 2003 B, Financing System RB,
  5.00%, 08/15/33(a)                             1,500        1,538,220
-----------------------------------------------------------------------
Comal (County of) Health Facilities
  Development Corp. (McKenna Memorial
  Hospital Project); Series 2002 A,
  Healthcare System RB, 6.25%, 02/01/32(a)       1,000        1,033,210
-----------------------------------------------------------------------
Corpus Christi (Port of) Industrial
  Development Corp. (Valero); Series 1997 C,
  Refunding IDR, 5.40%, 04/01/18(a)                605          612,871
-----------------------------------------------------------------------
Dallas-Fort Worth (Cities of) International
  Airport Facility Improvement Corp.; Series
  2000 A-3, Refunding RB, 9.13%,
  05/01/29(a)(h)                                   500          588,930
-----------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise
  Regional Health System); Series 2004 A,
  Hospital RB,
  5.63%, 09/01/13(a)                             1,735        1,750,997
-----------------------------------------------------------------------
  7.00%, 09/01/25(a)                             2,825        3,026,394
-----------------------------------------------------------------------
  7.13%, 09/01/34(a)                               905          969,499
-----------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Valero
  Energy Corp. Project); Series 2001, RB,
  6.65%, 04/01/32(a)(h)                            900          947,556
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care); Series 2001 A, Hospital RB, 6.38%,
  06/01/11(a)(c)(d)                                500          551,190
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital); Series 2001 A, RB, 5.63%,
  08/15/11(a)(c)(d)                                750          805,170
-----------------------------------------------------------------------
Harris (County of); Series 2002, Refunding
  Limited Tax GO, 5.13%, 08/15/12(a)(c)(d)         370          394,968
-----------------------------------------------------------------------
HFDC of Central Texas, Inc. (Villa de San
  Antonio Project); Series 2004 A, RB, 6.00%,
  05/15/25(a)                                      500          499,420
-----------------------------------------------------------------------
HFDC of Central Texas, Inc.; Series 2006 A,
  Retirement Facilities RB,
  5.63%, 11/01/26(a)                               750          727,350
-----------------------------------------------------------------------
  5.50%, 11/01/31(a)                               500          460,580
-----------------------------------------------------------------------
  5.75%, 11/01/36(a)                             1,000          942,200
-----------------------------------------------------------------------
Hidalgo (County of) Health Services Corp.
  (Mission Hospital, Inc. Project); Series
  2005, Hospital RB,
  5.00%, 08/15/15(a)                               500          503,220
-----------------------------------------------------------------------
  5.00%, 08/15/19(a)                               700          693,784
-----------------------------------------------------------------------
Houston (City of) (Continental Airlines, Inc.
  Terminal E Project); Series 2001 E, Airport
  System Special Facilities RB, 6.75%,
  07/01/29(a)(h)                                   500          520,710
-----------------------------------------------------------------------
Houston (City of) Health Facilities
  Development Corp. (Buckingham Senior Living
  Community); Series 2004 A, Retirement
  Facilities RB, 7.00%, 02/15/14(a)(c)(d)          300          356,754
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Health Facilities
  Development Corp. (Buckingham Senior Living
  Community); Series 2004 A, Retirement
  Facilities RB,
  7.00%, 02/15/14(a)(c)(d)                      $  750     $    891,885
-----------------------------------------------------------------------
  7.13%, 02/15/14(a)(c)(d)                         450          538,007
-----------------------------------------------------------------------
Lufkin Health Facilities Development Corp.
  (Memorial Health System of East Texas);
  Series 2007, Health System RB, 5.50%,
  02/15/37(a)                                    1,000        1,004,290
-----------------------------------------------------------------------
Meadow Parc Development, Inc. (Meadow Parc
  Apartments Project); Series 1998,
  MultiFamily Housing RB, 6.50%, 12/01/30(a)     1,200        1,209,624
-----------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp. (Christian Care Centers,
  Inc. Project); Series 2005, RB, 5.63%,
  02/15/35(a)                                    1,000        1,008,890
-----------------------------------------------------------------------
Midlothian Development Authority;
  Series 1999, Tax Increment Contract RB,
  6.70%, 11/15/07(a)(c)(d)                         700          716,289
-----------------------------------------------------------------------
  Series 2001, Tax Increment Contract RB,
  7.88%, 05/15/11(a)(c)(d)                       1,000        1,150,110
-----------------------------------------------------------------------
  Series 2004, Tax Increment Contract RB,
  6.20%, 11/15/29 (Acquired 12/02/04; Cost
  $1,000,000)(a)(e)                              1,000        1,042,850
-----------------------------------------------------------------------
Tarrant (County of) Cultural Education
  Facilities Finance Corp. (Buckingham Senior
  Living Community, Inc. Project); Series
  2007,
  Retirement Facility RB,
  5.63%, 11/15/27(a)                             1,500        1,464,600
-----------------------------------------------------------------------
  5.75%, 11/15/37(a)                             3,500        3,409,350
-----------------------------------------------------------------------
Tarrant (County of) Cultural Education
  Facilities Finance Corp. (C.C. Young
  Memorial Home Project); Series 2007,
  Retirement Facility RB,
  5.25%, 02/15/17(a)                             1,150        1,129,484
-----------------------------------------------------------------------
  5.75%, 02/15/25(a)                             1,500        1,487,700
-----------------------------------------------------------------------
  5.75%, 02/15/29(a)                             1,600        1,575,712
-----------------------------------------------------------------------
Tarrant (County of) Cultural Education
  Facilities Finance Corp. (Northwest Senior
  Hospital RB, Housing Corp.-Edgemere
  Project); Series 2006 A,
  Retirement Facility RB,
  6.00%, 11/15/26(a)                               700          715,484
-----------------------------------------------------------------------
  6.00%, 11/15/36(a)                             2,000        2,040,940
-----------------------------------------------------------------------
Texas (State of) Public Finance Authority
  (School Excellence Education Project);
  Series 2004 A, Charter School Finance Corp.
  RB, 7.00%, 12/01/34 (Acquired 12/02/04;
  Cost $987,580)(a)(e)                           1,000        1,083,830
-----------------------------------------------------------------------
Travis (County of) Health Facilities
  Development Corp. (Querencia Barton Creek
  Project); Series 2005, Retirement
  Facilities RB,
  5.50%, 11/15/25(a)                             1,650        1,602,001
-----------------------------------------------------------------------
  5.65%, 11/15/35(a)                             1,250        1,215,437
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

TEXAS-(CONTINUED)

Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Series 1999,
  MultiFamily Housing RB, 7.50%, 12/01/29(a)    $1,000     $    955,780
=======================================================================
                                                             45,166,139
=======================================================================

UTAH-1.19%

Provo (City of) (Freedom Academy Foundation);
  Series 2007, Charter School RB, 5.50%,
  06/15/37(a)                                    1,450        1,375,818
-----------------------------------------------------------------------
Spanish Fork (City of) (American Leadership
  Academy); Series 2006, Charter School RB,
  5.70%, 11/15/36(a)                             1,400        1,353,408
-----------------------------------------------------------------------
Utah (County of) (Lakeview Academy);
  Series 2007 A, Charter School RB, 5.63%,
  07/15/37(a)                                    1,200        1,162,008
-----------------------------------------------------------------------
Utah (County of) (Renaissance Academy);
  Series 2007 A, Charter School RB,
  5.35%, 07/15/17(a)                               500          505,085
-----------------------------------------------------------------------
  5.63%, 07/15/37(a)                             1,350        1,307,259
-----------------------------------------------------------------------
West Valley City (City of) (Monticello
  Academy); Series 2007, Refunding Charter
  School RB, 6.38%, 06/01/37 (Acquired
  4/20/07; Cost $2,050,700)(a)(e)                2,000        1,995,800
=======================================================================
                                                              7,699,378
=======================================================================

VIRGINIA-2.96%

Henrico (County of) Economic Development
  Authority (Virginia United Methodist
  Homes); Series 2002 A, Refunding
  Residential Care Facility RB, 6.50%,
  06/01/22(a)                                      750          789,615
-----------------------------------------------------------------------
James City (County of) Economic Development
  Authority (Williamsburg Lodging); Series
  2005 A, First Mortgage Residential Care
  Facilities RB, 5.50%, 09/01/34(a)                750          738,570
-----------------------------------------------------------------------
Lexington (City of) Industrial Development
  Authority (Kendall at Lexington); Series
  2007 A,
  Residential Care Facilities Mortgage RB,
  5.25%, 01/01/21(a)                               895          863,040
-----------------------------------------------------------------------
  5.38%, 01/01/22(a)                               780          757,263
-----------------------------------------------------------------------
  5.38%, 01/01/23(a)                               425          418,230
-----------------------------------------------------------------------
  5.38%, 01/01/28(a)                               750          710,092
-----------------------------------------------------------------------
  5.50%, 01/01/37(a)                             1,300        1,239,979
-----------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Series 2002 A,
  Residential Care Facility Mortgage IDR,
  6.25%, 01/01/28(a)                               500          510,780
-----------------------------------------------------------------------
Norfolk Redevelopment & Housing Authority
  (Fort Norfolk Retirement Community, Inc.-
  Harbor's Edge Project); Series 2004 A,
  First Mortgage Retirement Community RB,
  6.00%, 01/01/25(a)                               500          504,350
-----------------------------------------------------------------------
  6.13%, 01/01/35(a)                             1,100        1,105,830
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Peninsula Ports Authority (Virginia Baptist
  Homes); Series 2003 A, Residential Care
  Facility RB,
  7.38%, 12/01/13(a)(c)(d)                      $  500     $    599,155
-----------------------------------------------------------------------
  Series 2006 C, Refunding Residential Care
  Facility RB,
  5.38%, 12/01/26(a)                             1,000          982,310
-----------------------------------------------------------------------
  5.40%, 12/01/33(a)                             1,000          971,950
-----------------------------------------------------------------------
Peninsula Town Center Community Development
  Authority Series 2007, Special Obligations
  RB,
  6.35%, 09/01/28(a)                             1,000        1,036,040
-----------------------------------------------------------------------
  6.45%, 09/01/37(a)                             1,000        1,035,120
-----------------------------------------------------------------------
Reynolds Crossing Community Development
  Authority (Reynolds Crossing Project);
  Series 2007, Special Assessment RB, 5.10%,
  03/01/21(a)                                    1,500        1,454,430
-----------------------------------------------------------------------
The Farms of New Kent Community Development
  Authority;
  Series 2006 A, Special Assessment RB,
  5.13%, 03/01/36(a)                             1,500        1,396,155
-----------------------------------------------------------------------
  Series 2006 B, Special Assessment RB,
  5.45%, 03/01/36(a)                             1,000          942,870
-----------------------------------------------------------------------
Tobacco Settlement Financing Corp.; Series
  2005,
  Asset-Backed RB,
  5.63%, 06/01/15(a)(c)(d)                       2,250        2,519,010
-----------------------------------------------------------------------
  5.50%, 06/01/15(a)(c)(d)                         500          546,910
=======================================================================
                                                             19,121,699
=======================================================================

WASHINGTON-0.28%

Skagit (County of) Public Hospital District
  No. 1 (Skagit Valley Hospital); Series
  2005, RB, 5.50%, 12/01/30(a)                     750          763,755
-----------------------------------------------------------------------
Skagit (County of) Public Hospital District
  No. 1 (Skagit Valley Hospital); Series
  2007, RB, 5.75%, 12/01/32(a)                   1,000        1,035,350
=======================================================================
                                                              1,799,105
=======================================================================

WISCONSIN-3.45%

Badger Tobacco Asset Securitization Corp.;
  Series 2002, Tobacco Settlement
  Asset-Backed RB, 6.13%, 06/01/27(a)            2,055        2,130,028
-----------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Academy of Learning); Series 2007 A,
  Redevelopment Education RB,
  5.50%, 08/01/22(a)                               300          296,532
-----------------------------------------------------------------------
  5.65%, 08/01/37(a)                             1,540        1,486,747
-----------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Milwaukee Science Education Consortium,
  Inc. Project); Series 2005 A, RB,
  5.63%, 08/01/25(a)                             2,000        1,982,060
-----------------------------------------------------------------------
  5.75%, 08/01/35(a)                             1,815        1,793,728
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Waukesha (City of) Redevelopment Authority
  (Kirkland Crossings Project); Series 2006,
  Refunding Sr. Housing RB,
  5.50%, 07/01/31(a)                            $1,460     $  1,398,315
-----------------------------------------------------------------------
  5.60%, 07/01/41(a)                             1,000          949,200
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals, Inc. Project); Series 2004 A,
  RB,
  6.50%, 08/15/26(a)                               250          261,378
-----------------------------------------------------------------------
  6.75%, 08/15/34(a)                               950        1,016,623
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital, Inc. Project); Series 2003, RB,
  7.13%, 01/15/22(a)                             1,085        1,153,529
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community
  Rehabilitation Providers Facilities
  Acquisition Program); Series 1998, RB,
  6.88%, 12/01/23(a)                               200          205,842
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place,
  Inc. Project); Series 2004, RB,
  6.00%, 12/01/24(a)                               500          502,145
-----------------------------------------------------------------------
  6.13%, 12/01/34(a)                             1,000        1,004,090
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999, RB,
  6.25%, 11/15/09(a)(c)(d)                       1,250        1,330,600
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place
  Project); Series 2001 A, RB, 7.00%,
  12/01/31(a)                                      250          256,875
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A, RB, 7.63%,
  08/15/30(a)(c)                                 1,000        1,119,410
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial
  Hospital, Inc. Project); Series 2003, RB,
  6.00%, 07/01/15(a)                               100          102,777
-----------------------------------------------------------------------
  6.13%, 07/01/16(a)                               150          154,559
-----------------------------------------------------------------------
  6.63%, 07/01/28(a)                               750          777,982
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Illinois
  Senior Housing, Inc.); Series 2006,
  Refunding RB,
  5.50%, 08/01/16(a)                             2,020        2,012,849
-----------------------------------------------------------------------
  5.80%, 08/01/29(a)                             2,400        2,401,128
=======================================================================
                                                             22,336,397
=======================================================================

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

WYOMING-0.08%

Teton (County of) Hospital District (St.
  John's Medical Center); Series 2002,
  Hospital RB, 6.75%, 12/01/22(a)               $  500     $    525,910
=======================================================================
TOTAL INVESTMENTS-98.64%
  (Cost $637,678,069)                                       637,910,059
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.36%                           8,809,664
=======================================================================
NET ASSETS-100.00%                                         $646,719,723
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

CEP  - Credit Enhancement Provider
COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
INS  - Insurer
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sr.  - Senior
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2007 was $633,126,059, which represented 97.90% of the Fund's Net Assets. See Note 1A.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $21,096,518, which represented 3.26% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at September 30, 2007 was $920,423, which represented 0.14% of the Fund's Net Assets.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2007 was $920,423, which represented 0.14% of the Fund's Net Assets.
(h) Security subject to the alternative minimum tax.
(i) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is rate in effect on September 30, 2007.
(j) Security is considered a cash equivalent.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $637,678,069)      $637,910,059
===========================================================
Receivables for:
  Investments sold                                  260,000
-----------------------------------------------------------
  Fund shares sold                                5,164,456
-----------------------------------------------------------
  Interest                                       10,917,519
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               40,689
-----------------------------------------------------------
Other assets                                         61,271
===========================================================
     Total assets                               654,353,994
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,389,744
-----------------------------------------------------------
  Fund shares reacquired                            858,417
-----------------------------------------------------------
  Dividends                                       1,029,828
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                61,669
-----------------------------------------------------------
Accrued distribution fees                           198,205
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              859
-----------------------------------------------------------
Accrued transfer agent fees                          53,431
-----------------------------------------------------------
Accrued operating expenses                           42,118
===========================================================
     Total liabilities                            7,634,271
===========================================================
Net assets applicable to shares outstanding    $646,719,723
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $663,986,806
-----------------------------------------------------------
Undistributed net investment income                 343,665
-----------------------------------------------------------
Undistributed net realized gain (loss)          (17,842,738)
-----------------------------------------------------------
Unrealized appreciation                             231,990
===========================================================
                                               $646,719,723
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $439,370,282
___________________________________________________________
===========================================================
Class B                                        $ 34,651,860
___________________________________________________________
===========================================================
Class C                                        $107,376,995
___________________________________________________________
===========================================================
Institutional Class                            $ 65,320,586
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          49,897,451
___________________________________________________________
===========================================================
Class B                                           3,931,177
___________________________________________________________
===========================================================
Class C                                          12,191,001
___________________________________________________________
===========================================================
Institutional Class                               7,414,146
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.81
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $8.81 divided by
     95.25%)                                   $       9.25
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       8.81
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       8.81
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $       8.81
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

STATEMENT OF OPERATIONS

For the six months ended September 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 17,020,302
==========================================================================
EXPENSES:

Advisory fees                                                    1,802,432
--------------------------------------------------------------------------
Administrative services fees                                        85,147
--------------------------------------------------------------------------
Custodian fees                                                      14,022
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          519,015
--------------------------------------------------------------------------
  Class B                                                          187,510
--------------------------------------------------------------------------
  Class C                                                          504,054
--------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                  121,889
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                20,597
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           15,746
--------------------------------------------------------------------------
Other                                                              163,539
==========================================================================
    Total expenses                                               3,433,951
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (851,087)
==========================================================================
    Net expenses                                                 2,582,864
==========================================================================
Net investment income                                           14,437,438
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities             (4,227,705)
==========================================================================
Change in net unrealized appreciation (depreciation)           (20,686,531)
==========================================================================
Net realized and unrealized gain (loss)                        (24,914,236)
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(10,476,798)
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2007 and the year ended March 31, 2007 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2007             2007
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 14,437,438     $ 23,029,401
-------------------------------------------------------------------------------------------
  Net realized gain (loss)                                      (4,227,705)        (417,485)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)         (20,686,531)       9,796,598
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (10,476,798)      32,408,514
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (10,185,490)     (16,166,751)
-------------------------------------------------------------------------------------------
  Class B                                                         (774,220)      (1,801,747)
-------------------------------------------------------------------------------------------
  Class C                                                       (2,101,543)      (3,144,576)
-------------------------------------------------------------------------------------------
  Institutional Class                                           (1,465,300)      (1,376,018)
===========================================================================================
    Decrease in net assets resulting from distributions        (14,526,553)     (22,489,092)
===========================================================================================
Share transactions-net:
  Class A                                                      108,020,210       94,302,703
-------------------------------------------------------------------------------------------
  Class B                                                       (2,946,022)      (7,237,612)
-------------------------------------------------------------------------------------------
  Class C                                                       30,847,070       22,367,731
-------------------------------------------------------------------------------------------
  Institutional Class                                           15,930,705       51,037,884
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                              151,851,963      160,470,706
===========================================================================================
    Net increase in net assets                                 126,848,612      170,390,128
===========================================================================================

NET ASSETS:

  Beginning of period                                          519,871,111      349,480,983
===========================================================================================
  End of period (including undistributed net investment
    income of $343,665 and $432,780, respectively)            $646,719,723     $519,871,111
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high a level of current income that is exempt from federal income taxes.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

AIM High Income Municipal Fund


       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. LOWER-RATED SECURITIES -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

J. RISKS INVOLVED IN INVESTING IN THE FUND -- Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

AIM High Income Municipal Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            ANNUAL RATE
-------------------------------------------------------------------------
First $500 million                                               0.60%
-------------------------------------------------------------------------
Over $500 million up to and including $1 billion                 0.55%
-------------------------------------------------------------------------
Over $1 billion up to and including $1.5 billion                 0.50%
-------------------------------------------------------------------------
Over $1.5 billion                                                0.45%
 ________________________________________________________________________
=========================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 0.70%, 1.45%, 1.45% and 0.45% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended September 30, 2007, AIM waived advisory fees of $708,303 and reimbursed class specific expenses of $89,533, $8,087, $21,738 and $20,597 for Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO reimbursed expenses of the Fund in the amount of $297.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2007, ADI advised the Fund that it retained $227,713 in front-end sales commissions from the sale of Class A shares and $95,689, $29,917 and $11,455 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,532.

AIM High Income Municipal Fund

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2007, the Fund paid legal fees of $3,633 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended September 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
March 31, 2008                                                 $   995,895
---------------------------------------------------------------------------
March 31, 2009                                                   3,558,416
---------------------------------------------------------------------------
March 31, 2010                                                   3,255,459
---------------------------------------------------------------------------
March 31, 2011                                                     972,821
---------------------------------------------------------------------------
March 31, 2012                                                   1,072,111
---------------------------------------------------------------------------
March 31, 2013                                                   2,599,981
---------------------------------------------------------------------------
March 31, 2014                                                     376,854
---------------------------------------------------------------------------
March 31, 2015                                                     622,422
===========================================================================
Total capital loss carryforward                                $13,453,959
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM High Income Municipal Fund

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2007 was $194,825,311 and $49,470,880, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 12,923,565
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (12,690,129)
==============================================================================
Net unrealized appreciation of investment securities             $    233,436
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $637,676,623.

NOTE 8--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

    As of the close of business on September 21, 2007, the Fund is offered on a limited basis to certain investors.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    SEPTEMBER 30,                   MARCH 31,
                                                                       2007(a)                         2007
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     20,145,126    $182,271,863    16,596,537    $149,511,636
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        401,888       3,645,520       383,714       3,455,549
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      4,678,534      42,476,988     3,663,066      32,997,731
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,872,172      16,666,322     5,689,567      51,640,436
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        651,055       5,830,583     1,003,723       9,114,243
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         36,000         323,073        78,603         713,946
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        150,826       1,350,767       221,714       2,014,084
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            116,301       1,042,069        89,182         817,494
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        230,330       2,069,100       379,605       3,447,224
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (230,155)     (2,069,100)     (379,251)     (3,447,224)
======================================================================================================================
Reacquired:
  Class A                                                     (9,218,468)    (82,151,336)   (7,459,810)    (67,770,400)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (540,611)     (4,845,515)     (877,610)     (7,959,883)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,453,232)    (12,980,685)   (1,396,106)    (12,644,084)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (197,977)     (1,777,686)     (155,099)     (1,420,046)
======================================================================================================================
                                                              16,641,789    $151,851,963    17,837,835    $160,470,706
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 38% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM High Income Municipal Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                              YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,         ------------------------------------------------------
                                                          2007               2007        2006        2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   9.15           $   8.97    $   8.76    $   8.73    $  8.64    $  8.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22               0.45        0.47        0.51       0.51       0.54
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        (0.34)              0.17        0.21        0.04       0.10       0.03
=================================================================================================================================
    Total from investment operations                       (0.12)              0.62        0.68        0.55       0.61       0.57
=================================================================================================================================
Less dividends from net investment income                  (0.22)             (0.44)      (0.47)      (0.52)     (0.52)     (0.52)
=================================================================================================================================
Net asset value, end of period                          $   8.81           $   9.15    $   8.97    $   8.76    $  8.73    $  8.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            (1.31)%             7.11%       7.92%       6.51%      7.30%      6.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $439,370           $348,602    $247,296    $132,996    $94,657    $77,998
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.70%(b)           0.65%       0.56%       0.55%      0.55%      0.55%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                          0.98%(b)           1.01%       1.03%       1.08%      1.07%      1.05%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                    4.88%(b)           4.99%       5.18%       5.83%      5.91%      6.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(c)                                     8%                10%         16%         12%        12%        14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $415,212,220.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                            YEAR ENDED MARCH 31,
                                                        SEPTEMBER 30,         ---------------------------------------------------
                                                             2007              2007       2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.16            $  8.98    $  8.77    $  8.74    $  8.65    $  8.60
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.19               0.38       0.40       0.44       0.45       0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (0.35)              0.18       0.21       0.05       0.10       0.04
=================================================================================================================================
    Total from investment operations                         (0.16)              0.56       0.61       0.49       0.55       0.51
=================================================================================================================================
Less dividends from net investment income                    (0.19)             (0.38)     (0.40)     (0.46)     (0.46)     (0.46)
=================================================================================================================================
Net asset value, end of period                             $  8.81            $  9.16    $  8.98    $  8.77    $  8.74    $  8.65
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              (1.79)%             6.31%      7.12%      5.73%      6.51%      6.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $34,652            $39,066    $45,422    $46,429    $45,026    $42,699
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.45%(b)           1.40%      1.31%      1.30%      1.30%      1.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.73%(b)           1.76%      1.78%      1.83%      1.82%      1.80%
=================================================================================================================================
Ratio of net investment income to average net assets          4.13%(b)           4.24%      4.43%      5.08%      5.16%      5.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(c)                                       8%                10%        16%        12%        12%        14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $37,501,964.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Income Municipal Fund

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                            YEAR ENDED MARCH 31,
                                                        SEPTEMBER 30,         ---------------------------------------------------
                                                             2007              2007       2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   9.16           $  8.97    $  8.77    $  8.74    $  8.65    $  8.60
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.19              0.38       0.40       0.44       0.45       0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.35)             0.19       0.20       0.05       0.10       0.04
=================================================================================================================================
    Total from investment operations                          (0.16)             0.57       0.60       0.49       0.55       0.51
=================================================================================================================================
Less dividends from net investment income                     (0.19)            (0.38)     (0.40)     (0.46)     (0.46)     (0.46)
=================================================================================================================================
Net asset value, end of period                             $   8.81           $  9.16    $  8.97    $  8.77    $  8.74    $  8.65
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               (1.79)%            6.43%      7.01%      5.73%      6.51%      6.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $107,377           $80,702    $56,763    $33,114    $18,339    $13,496
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.45%(b)          1.40%      1.31%      1.30%      1.30%      1.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.73%(b)          1.76%      1.78%      1.83%      1.82%      1.80%
=================================================================================================================================
Ratio of net investment income to average net assets           4.13%(b)          4.24%      4.43%      5.08%      5.16%      5.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(c)                                        8%               10%        16%        12%        12%        14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $100,810,845.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                  JULY 31, 2006
                                                               SIX MONTHS         (COMMENCEMENT
                                                                  ENDED             DATE) TO
                                                              SEPTEMBER 30,         MARCH 31,
                                                                  2007                2007
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  9.16             $  8.98
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.23                0.32
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.35)               0.17
===============================================================================================
    Total from investment operations                               (0.12)               0.49
===============================================================================================
Less dividends from net investment income                          (0.23)              (0.31)
===============================================================================================
Net asset value, end of period                                   $  8.81             $  9.16
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                    (1.29)%              5.53%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $65,321             $51,501
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.45%(b)            0.40%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.76%(b)            0.77%(c)
===============================================================================================
Ratio of net investment income to average net assets                5.13%(b)            5.24%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                             8%                 10%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $56,450,160.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Income Municipal Fund


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM High Income Municipal Fund

CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments; contingent deferred       then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         Hypothetical example for comparison          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   purposes                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period April 1, 2007, through         of return of 5% per year before expenses,    addition, if these transaction costs were
September 30, 2007.                          which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
Actual expenses                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                                                         HYPOTHETICAL
                                                  ACTUAL                     (5% ANNUAL RETURN  BEFORE EXPENSES)

                BEGINNING               ENDING              EXPENSES              ENDING              EXPENSES          ANNUALIZED
SHARE         ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE         PAID DURING           EXPENSE
CLASS            (4/1/07)            (9/30/07)(1)          PERIOD(2)            (9/30/07)            PERIOD(2)             RATIO
A               $1,000.00              $986.90               $3.48              $1,021.50              $3.54               0.70%
B                1,000.00               982.10                7.19               1,017.75               7.31               1.45
C                1,000.00               982.10                7.19               1,017.75               7.31               1.45

(1)  The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM High Income Municipal Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM     own recommendations regarding the            A. Nature, Extent and Quality of Services
Tax-Exempt Funds is required under the       performance, fees and expenses of the AIM       Provided by AIM
Investment Company Act of 1940 to approve    Funds to the full Board. Moreover, the
annually the renewal of the AIM High         Investments Committee considers each         The Board reviewed the advisory services
Income Municipal Fund (the Fund)             Sub-Committee's recommendations in making    provided to the Fund by AIM under the
investment advisory agreement with A I M     its annual recommendation to the Board       Fund's advisory agreement, the performance
Advisors, Inc. (AIM). During contract        whether to approve the continuance of each   of AIM in providing these services, and
renewal meetings held on June 25-27, 2007,   AIM Fund's investment advisory agreement     the credentials and experience of the
the Board as a whole and the disinterested   and sub-advisory agreement, if applicable    officers and employees of AIM who provide
or "independent" Trustees, voting            (advisory agreements), for another year.     these services. The Board's review of the
separately, approved the continuance of                                                   qualifications of AIM to provide these
the Fund's investment advisory agreement        The independent Trustees, as mentioned    services included the Board's
for another year, effective July 1, 2007.    above, are assisted in their annual          consideration of AIM's portfolio and
In doing so, the Board determined that the   evaluation of the advisory agreements by     product review process, various back
Fund's advisory agreement is in the best     the independent Senior Officer. One          office support functions provided by AIM,
interests of the Fund and its shareholders   responsibility of the Senior Officer is to   and AIM's equity and fixed income trading
and that the compensation to AIM under the   manage the process by which the AIM Funds'   operations. The Board concluded that the
Fund's advisory agreement is fair and        proposed management fees are negotiated      nature, extent and quality of the advisory
reasonable.                                  during the annual contract renewal process   services provided to the Fund by AIM were
                                             to ensure that they are negotiated in a      appropriate and that AIM currently is
   The independent Trustees met separately   manner which is at arms' length and          providing satisfactory advisory services
during their evaluation of the Fund's        reasonable. Accordingly, the Senior          in accordance with the terms of the Fund's
investment advisory agreement with           Officer must either supervise a              advisory agreement. In addition, based on
independent legal counsel from whom they     competitive bidding process or prepare an    their ongoing meetings throughout the year
received independent legal advice, and the   independent written evaluation. The Senior   with the Fund's portfolio managers, the
independent Trustees also received           Officer has recommended that an              Board concluded that these individuals are
assistance during their deliberations from   independent written evaluation be provided   competent and able to continue to carry
the independent Senior Officer, a            and, upon the direction of the Board, has    out their responsibilities under the
full-time officer of the AIM Funds who       prepared an independent written              Fund's advisory agreement.
reports directly to the independent          evaluation.
Trustees. The following discussion more                                                      In determining whether to continue the
fully describes the process employed by         During the annual contract renewal        Fund's advisory agreement, the Board
the Board to evaluate the performance of     process, the Board considered the factors    considered the prior relationship between
the AIM Funds (including the Fund)           discussed below under the heading "Factors   AIM and the Fund, as well as the Board's
throughout the year and, more                and Conclusions and Summary of Independent   knowledge of AIM's operations, and
specifically, during the annual contract     Written Fee Evaluation" in evaluating the    concluded that it was beneficial to
renewal meetings.                            fairness and reasonableness of the Fund's    maintain the current relationship, in
                                             advisory agreement at the contract renewal   part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          meetings and at their meetings throughout    also considered the steps that AIM and its
                                             the year as part of their ongoing            affiliates have taken over the last
The Board's Investments Committee has        oversight of the Fund. The Fund's advisory   several years to improve the quality and
established three Sub-Committees which are   agreement was considered separately,         efficiency of the services they provide to
responsible for overseeing the management    although the Board also considered the       the Funds in the areas of investment
of a number of the series portfolios of      common interests of all of the AIM Funds     performance, product line diversification,
the AIM Funds. This SubCommittee structure   in their deliberations. The Board            distribution, fund operations, shareholder
permits the Trustees to focus on the         comprehensively considered all of the        services and compliance. The Board
performance of the AIM Funds that have       information provided to them and did not     concluded that the quality and efficiency
been assigned to them. The Sub-Committees    identify any particular factor that was      of the services AIM and its affiliates
meet throughout the year to review the       controlling. Furthermore, each Trustee may   provide to the AIM Funds in each of these
performance of their assigned funds, and     have evaluated the information provided      areas have generally improved, and support
the Sub-Committees review monthly and        differently from one another and             the Board's approval of the continuance of
quarterly comparative performance            attributed different weight to the various   the Fund's advisory agreement.
information and periodic asset flow data     factors. The Trustees recognized that the
for their assigned funds. These materials    advisory arrangements and resulting          B. Fund Performance
are prepared under the direction and         advisory fees for the Fund and the other
supervision of the independent Senior        AIM Funds are the result of years of         The Board compared the Fund's performance
Officer. Over the course of each year, the   review and negotiation between the           during the past one, three and five
SubCommittees meet with portfolio managers   Trustees and AIM, that the Trustees may      calendar years to the performance of funds
for their assigned funds and other members   focus to a greater extent on certain         in the Fund's Lipper peer group that are
of management and review with these          aspects of these arrangements in some        not managed by AIM, and against the
individuals the performance, investment      years than others, and that the Trustees'    performance of all funds in the Lipper
objective(s), policies, strategies and       deliberations and conclusions in a           High Yield Municipal Debt Funds Index. The
limitations of these funds.                  particular year may be based in part on      Board also reviewed the methodology used
                                             their deliberations and conclusions of       by Lipper to identify the Fund's peers.
   In addition to their meetings             these same arrangements throughout the       The Board noted that the Fund's
throughout the year, the Sub-Committees      year and in prior years.                     performance was comparable to the median
meet at designated contract renewal                                                       performance of its peers for the one,
meetings each year to conduct an in-depth    FACTORS AND CONCLUSIONS AND SUMMARY OF       three and five year periods. The Board
review of the performance, fees and          INDEPENDENT WRITTEN FEE EVALUATION           noted that the Fund's performance was
expenses of their assigned funds. During                                                  comparable to the performance of the Index
the contract renewal process, the Trustees   The discussion below serves as a summary     for the one and five year periods, and
receive comparative performance and fee      of the Senior Officer's independent          above such Index for the three year
data regarding all the AIM Funds prepared    written evaluation, as well as a             period. The Board also considered the
by an independent company, Lipper, Inc.,     discussion of the material factors and       steps AIM has taken over the last several
under the direction and supervision of the   related conclusions that formed the basis    years to improve the quality and
independent Senior Officer who also          for the Board's approval of the Fund's       efficiency of the services that AIM
prepares a separate analysis of this         advisory agreement. Unless otherwise         provides to the AIM Funds. The Board
information for the Trustees. Each           stated, information set forth below is as    concluded that AIM continues to be
Sub-Committee then makes recommendations     of June 27, 2007 and does not reflect any    responsive to the Board's focus on fund
to the Investments Committee regarding the   changes that may have occurred since that    performance. Although the independent
performance, fees and expenses of their      date, including but not limited to changes   written evaluation of the Fund's Senior
assigned funds. The Investments Committee    to the Fund's performance, advisory fees,    Officer (discussed below) only considered
considers each Sub-Committee's               expense limitations and/or fee waivers.      Fund performance through the most recent
recommendations and makes its                                                             calendar year, the Board also

                                                                                                                         (continued)

AIM High Income Municipal Fund

reviewed more recent Fund performance and    affiliates. The Board also reviewed with     for the Fund and may therefore benefit
this review did not change their             AIM the methodology used to prepare the      Fund shareholders. The Board concluded
conclusions.                                 profitability information. The Board         that AIM's soft dollar arrangements were
                                             considered the overall profitability of      appropriate. The Board also concluded
C. Advisory Fees and Fee Waivers             AIM, as well as the profitability of AIM     that, based on their review and
                                             in connection with managing the Fund. The    representations made by AIM, these
The Board compared the Fund's contractual    Board noted that AIM continues to operate    arrangements were consistent with
advisory fee rate to the contractual         at a net profit, although increased          regulatory requirements.
advisory fee rates of funds in the Fund's    expenses in recent years have reduced the
Lipper peer group that are not managed by    profitability of AIM and its affiliates.
AIM, at a common asset level and as of the   The Board concluded that the Fund's
end of the past calendar year. The Board     advisory fees were fair and reasonable,
noted that the Fund's advisory fee rate      and that the level of profits realized by
was above the median advisory fee rate of    AIM and its affiliates from providing
its peers. The Board also reviewed the       services to the Fund was not excessive in
methodology used by Lipper and noted that    light of the nature, quality and extent of
the contractual fee rates shown by Lipper    the services provided. The Board
include any applicable long-term             considered whether AIM is financially
contractual fee waivers. The Board noted     sound and has the resources necessary to
that AIM does not serve as an advisor to     perform its obligations under the Fund's
other mutual funds or other clients with     advisory agreement, and concluded that AIM
investment strategies comparable to those    has the financial resources necessary to
of the Fund.                                 fulfill these obligations.

   The Board noted that AIM has              F. Independent Written Evaluation of the
voluntarily agreed to waive fees and/or         Fund's Senior Officer
limit expenses of the Fund in an amount
necessary to limit total annual operating    The Board noted that, upon their
expenses to a specified percentage of        direction, the Senior Officer of the Fund,
average daily net assets for each class of   who is independent of AIM and AIM's
the Fund. The Board considered the           affiliates, had prepared an independent
voluntary nature of this fee                 written evaluation to assist the Board in
waiver/expense limitation and noted that     determining the reasonableness of the
it can be terminated at any time by AIM      proposed management fees of the AIM Funds,
without further notice to investors. The     including the Fund. The Board noted that
Board reviewed the Fund's effective          they had relied upon the Senior Officer's
advisory fee rate, after taking account of   written evaluation instead of a
this expense limitation, and considered      competitive bidding process. In
the effect this expense limitation would     determining whether to continue the Fund's
have on the Fund's estimated total           advisory agreement, the Board considered
expenses. The Board concluded that the       the Senior Officer's written evaluation.
levels of fee waivers/expense limitations
for the Fund were fair and reasonable.       G. Collateral Benefits to AIM and its
                                                Affiliates
   After taking account of the Fund's
contractual advisory fee rate, as well as    The Board considered various other
the comparative advisory fee information     benefits received by AIM and its
and the expense limitation discussed         affiliates resulting from AIM's
above, the Board concluded that the Fund's   relationship with the Fund, including the
advisory fees were fair and reasonable.      fees received by AIM and its affiliates
                                             for their provision of administrative,
D. Economies of Scale and Breakpoints        transfer agency and distribution services
                                             to the Fund. The Board considered the
The Board considered the extent to which     performance of AIM and its affiliates in
there are economies of scale in AIM's        providing these services and the
provision of advisory services to the        organizational structure employed by AIM
Fund. The Board also considered whether      and its affiliates to provide these
the Fund benefits from such economies of     services. The Board also considered that
scale through contractual breakpoints in     these services are provided to the Fund
the Fund's advisory fee schedule or          pursuant to written contracts which are
through advisory fee waivers or expense      reviewed and approved on an annual basis
limitations. The Board noted that the        by the Board. The Board concluded that AIM
Fund's contractual advisory fee schedule     and its affiliates were providing these
includes three breakpoints and that the      services in a satisfactory manner and in
level of the Fund's advisory fees, as a      accordance with the terms of their
percentage of the Fund's net assets, has     contracts, and were qualified to continue
decreased as net assets increased because    to provide these services to the Fund.
of the breakpoints. Based on this
information, the Board concluded that the       The Board considered the benefits
Fund's advisory fees appropriately reflect   realized by AIM as a result of portfolio
economies of scale at current asset          brokerage transactions executed through
levels. The Board also noted that the Fund   "soft dollar" arrangements. Under these
shares directly in economies of scale        arrangements, portfolio brokerage
through lower fees charged by third party    commissions paid by the Fund and/or other
service providers based on the combined      funds advised by AIM are used to pay for
size of all of the AIM Funds and             research and execution services. The Board
affiliates.                                  noted that soft dollar arrangements shift
                                             the payment obligation for the research
E. Profitability and Financial Resources     and executions services from AIM to the
   of AIM                                    funds and therefore may reduce AIM's
                                             expenses. The Board also noted that
The Board reviewed information from AIM      research obtained through soft dollar
concerning the costs of the advisory and     arrangements may be used by AIM in making
other services that AIM and its affiliates   investment decisions
provide to the Fund and the profitability
of AIM and its affiliates in providing
these services. The Board also reviewed
information concerning the financial
condition of AIM and its

Supplement to Semiannual Report dated 9/30/07

AIM High Income Municipal Fund

                                             ==========================================
Institutional Class Shares                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 9/30/07                    NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception                            4.55%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview        5 Years                           5.83    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional       1 Year                            1.80    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to         6 months*                        -1.29    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined                                                MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         * Cumulative total return that has not       ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                      been annualized                            INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ==========================================   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   MONTH-END PERFORMANCE, PLEASE CALL
                                             IS JULY 31, 2006. RETURNS SINCE THAT DATE    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS JANUARY
                                             2, 1998.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             HAVE BEEN LOWER.

Over for information on your Fund's expenses.

=======================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                  [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM   HIM-INS-2     A I M Distributors, Inc.   -- REGISTERED TRADEMARK --

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                      mate the expenses that you paid over the        The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
ongoing costs, including management fees     value divided by $1,000 = 8.6), then         you paid for the period. You may use this
and other Fund expenses. This example is     multiply the result by the number in the     information to compare the ongoing costs
intended to help you understand your         table under the heading entitled "Actual     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         Hypothetical example for comparison
beginning of the period and held for the     purposes                                        Please note that the expenses shown in
entire period April 1, 2007, through                                                      the table are meant to highlight your
September 30, 2007.                          The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
Actual expenses                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
esti-

====================================================================================================================================

                                                                                         HYPOTHETICAL
                                                     ACTUAL                   (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING             ENDING            EXPENSES            ENDING               EXPENSES        ANNUALIZED
    SHARE           ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE          PAID DURING         EXPENSE
    CLASS              (4/1/07)          (9/30/07)(1)        PERIOD(2)          (9/30/07)             PERIOD(2)           RATIO
Institutional         $1,000.00            $987.10             $2.24            $1,022.75               $2.28             0.45%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September
    30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   HIM-INS-2   A I M Distributors, Inc.

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              Fund holdings and proxy voting information

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and
   postage.                                         33-66242.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review for the most recent quarter-end.
1. Log in to your account.                          Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                     HIM-SAR-1          A I M Distributors, Inc.

                                                        [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

                            AIM Tax-Exempt Cash Fund
             Semiannual Report to Shareholders o September 30, 2007

FIXED INCOME

Cash Equivalents

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................    8
Notes to Financial Statements ............   11
Financial Highlights .....................   14
Fund Expenses ............................   16
Approval of Advisory Agreement ...........   17

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                           NOT FDIC INSURED MAY   LOSE VALUE NO   BANK GUARANTEE

[AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Tax-Exempt Cash Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

    [CROCKETT                                   Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO,
      PHOTO]                                 AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
                                             --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years
Bruce L. Crockett                            of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of September 30, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             November 19, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Tax-Exempt Cash Fund

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

AIM TAX-EXEMPT CASH FUND 7-DAY SEC YIELDS

As of 9/30/07

                        7-Day     Taxable    7-Day SEC Yield   Taxable Equivalent
                         SEC    Equivalent     Had Fees Not      7-Day SEC Yield
                        Yield      7-Day       Been Waived        Had Fees Not
                                SEC Yield*   and/or Expenses       Been Waived
                                                Reimbursed       and/or Expenses
                                                                   Reimbursed*

Class A Shares          2.98%      4.58%          2.81%               4.32%

Investor Class Shares   3.08       4.74           3.06                4.71

* Based on the highest personal income tax rate in effect on September 30, 2007--35%. Yields will fluctuate.

=======================================================================================

====================================================================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER.
VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.
====================================================================================================================================

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
====================================================================================================================================

AIM Tax-Exempt Cash Fund

SCHEDULE OF INVESTMENTS

September 30, 2007
(Unaudited)


                                                                 PRINCIPAL
                                                 RATINGS(A)       AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.28%

ALABAMA-4.97%

Oxford (City of); Series 2003, Unlimited Tax
  VRD GO Wts. (LOC-Branch Banking & Trust
  Co.) 4.00%, 07/01/15(b)(c)                      --    VMIG1     $ 2,350    $ 2,350,000
========================================================================================

COLORADO-2.96%

Arvada (City of); Series 2001,
  Water Enterprise VRD RB (INS-Financial
  Securities Assurance Inc.) 3.95%,
  11/01/20(c)(d)                                A-1+       --         700        700,000
----------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  VRD GO (LOC-Wells Fargo Bank, N.A.) 3.80%,
  12/01/29(b)(c)                                A-1+       --         700        700,000
========================================================================================
                                                                               1,400,000
========================================================================================

DISTRICT OF COLUMBIA-4.11%

District of Columbia (Resources for the
  Future Inc.); Series 1998, VRD RB
  (LOC-Citibank N.A.) (Acquired 01/03/06;
  Cost $1,945,000) 3.89%,
  08/01/29(b)(c)(e)(f)                            --       --       1,945      1,945,000
========================================================================================

FLORIDA-1.80%

JEA Water and Sewer System; Series 2002 B, RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 10/01/07(d)                             AAA      Aaa         250        250,000
----------------------------------------------------------------------------------------
Seminole (County of) Industrial Development
  Authority (Florida Living Nursing Center,
  Inc.); Series 1991, Multi-Modal Health
  Facilities VRD IDR (LOC-Bank of America,
  N.A.) 4.04%, 02/01/11(b)(c)                     --    VMIG1         600        600,000
========================================================================================
                                                                                 850,000
========================================================================================

GEORGIA-3.17%

Atlanta (City of) Water & Wastewater Revenue;
  Series 2006-1, Commercial Paper Notes
  (Multi LOC's-Bank of America, N.A., Dexia
  Bank S.A., Lloyds Bank, JPMorgan Chase
  Bank, N.A.) 3.66%, 11/02/07(b)(g)             A-1+      P-1         300        300,000
----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(A)       AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); Series 1994,
  Refunding VRD IDR (LOC-Deutsche Bank A.G.)
  4.18%, 02/01/15(b)(c)(g)                       A-1       --     $ 1,200    $ 1,200,000
========================================================================================
                                                                               1,500,000
========================================================================================

IDAHO-1.69%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR 3.65%, 10/01/09(c)(g)    A-1+       --         800        800,000
========================================================================================

ILLINOIS-11.01%

Chicago (City of); Series 1997,
  Water Revenue Bonds 5.25%, 11/01/07(h)(i)      AAA      Aaa         250        255,269
----------------------------------------------------------------------------------------
Cook (County of) Community College District
  No. 524-Moraine Valley Community College;
  Series 2007 A, Unlimited Tax GO 5.00%,
  12/01/07                                        --      Aa1         500        501,139
----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Countryside Montessori Schools,
  Inc. Project); Series 1997, VRD IDR
  (LOC-LaSalle Bank, N.A.) (Acquired
  02/09/07; Cost $650,000) 3.95%,
  06/01/17(b)(c)(f)                              A-1       --         650        650,000
----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.) 3.85%, 09/01/24(b)(c)                   A-1+       --       1,800      1,800,000
----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000, VRD RB (LOC-Harris N.A.) 3.96%,
  11/01/30(b)(c)                                 A-1       --       1,000      1,000,000
----------------------------------------------------------------------------------------
Naperville (City of) (DuPage Children's
  Museum Project); Series 2000, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.96%,
  06/01/30(b)(c)                                  --    VMIG1       1,000      1,000,000
========================================================================================
                                                                               5,206,408
========================================================================================

AIM Tax-Exempt Cash Fund


                                                                 PRINCIPAL
                                                 RATINGS(A)       AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

INDIANA-4.41%

Fort Wayne (City of) (Health Quest Realty X
  Issue); Series 1993 A, Indiana Health Care
  Facilities Refunding VRD RB (CEP-Federal
  Housing Administration) 4.03%, 08/01/13(c)      --    VMIG1     $   440    $   440,000
----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2007 A,
  Advance Funding Program RN 4.25%, 01/31/08   SP-1+       --         750        751,074
----------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Stone Belt Arc, Inc. Project);
  Series 2005, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) 4.18%, 02/01/25(b)(c)               --    VMIG1         895        895,000
========================================================================================
                                                                               2,086,074
========================================================================================

IOWA-5.03%

Iowa (State of) Finance Authority (YMCA
  Project); Series 2000, Economic Development
  VRD RB (LOC-Wells Fargo Bank, N.A) 3.94%,
  06/01/10(b)(c)(e)                               --       --       2,380      2,380,000
========================================================================================

KENTUCKY-5.83%

Ewing (City of) Kentucky Area Development
  Districts Financing Trust; Series 2000,
  Lease Acquisition Program VRD RB
  (LOC-Wachovia Bank, N.A.) 3.96%,
  06/01/33(b)(c)(j)                             A-1+       --       2,757      2,757,000
========================================================================================

MARYLAND-7.06%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992, Economic Development
  VRD RB (LOC-BNP Paribas) 3.96%,
  12/01/17(b)(c)(g)(j)                            --    VMIG1       2,437      2,437,000
----------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994, Economic Development
  Refunding VRD RB (LOC-Deutsche Bank A.G.)
  3.90%, 12/01/09(b)(c)(g)                       A-1       --         905        905,000
========================================================================================
                                                                               3,342,000
========================================================================================

MICHIGAN-4.46%

Bruce (Township of) Hospital Finance
  Authority Sisters of Charity Health Care
  Systems
  (St. Joseph Hospital Centers Project);
  Series 1988 B, Health Care System VRD RB
  (INS-MBIA Insurance Corp.) 3.75%,
  05/01/18(c)(d)                                A-1+    VMIG1         300        300,000
----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(A)       AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Building Authority;
  Series 2005-5, Commercial Paper Notes
  (Multi LOC's-Bank of New York,
  State Street Bank & Trust) 3.72%,
  11/20/07(b)                                   A-1+      P-1     $   750    $   750,000
----------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, Limited Obligation VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.96%,
  08/01/21(b)(c)(j)                               --    VMIG1       1,058      1,058,000
========================================================================================
                                                                               2,108,000
========================================================================================

NORTH DAKOTA-8.96%

Fargo (City of) (Cass Oil Co. Project);
  Series 1984, Commercial Development VRD RB
  (LOC-U.S. Bank N.A.) 4.00%, 12/01/14(b)(c)    A-1+       --       4,240      4,240,000
========================================================================================

OKLAHOMA-1.90%

Tulsa (County of) Industrial Authority;
  Series 2003 A, Capital Improvements VRD RB
  3.70%, 05/15/17(c)                            A-1+       --         900        900,000
========================================================================================

PENNSYLVANIA-6.24%

Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas); Series 2000 B, VRD IDR (LOC-Fifth
  Third Bank) 3.89%, 12/01/30(b)(c)             A-1+       --       2,650      2,650,000
----------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Dickinson College); Series 1996 B, VRD RB
  (LOC-RBS Citizens N.A.) 3.63%,
  11/01/26(b)(c)                                A-1+       --         300        300,000
========================================================================================
                                                                               2,950,000
========================================================================================

TENNESSEE-3.06%

Hawkins (County of) Industrial Development
  Board (Leggett & Platt Inc.); Series 1988
  B, Refunding VRD IDR (LOC-Wachovia Bank,
  N.A.) 4.02%, 10/01/27(b)(c)(e)                  --       --       1,450      1,450,000
========================================================================================

TEXAS-12.37%

Collin (County of); Series 2005, Permanent
  Improvement Refunding Unlimited Tax GO
  4.00%, 02/15/08                                AAA      Aaa         300        300,211
----------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund


                                                                 PRINCIPAL
                                                 RATINGS(A)       AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Garland (City of) Industrial Development
  Authority, Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 09/12/05; Cost $2,800,000)
  3.96%, 12/01/14(b)(c)(f)                        --      Aaa     $ 2,800    $ 2,800,000
----------------------------------------------------------------------------------------
Harris (County of); Series A-1 2001, General
  Obligation Commercial Paper Notes 3.65%,
  10/16/07                                      A-1+      P-1       1,000      1,000,000
----------------------------------------------------------------------------------------
Houston (City of); Series 2003 E, Commercial
  Paper Notes GO 3.74%, 10/11/07                A-1+      P-1         750        750,000
----------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.) 3.92%, 01/01/18(b)(c)(j)       A-1+       --         801        801,000
----------------------------------------------------------------------------------------
Texas (State of) Transportation Commission
  (State Highway Fund); Series 2006-A, First
  Tier RB 5.00%, 04/01/08                        AAA      Aa1         200        201,210
========================================================================================
                                                                               5,852,421
========================================================================================

UTAH-0.86%

University of Utah Board of Regents; Series
  1998, Hospital RB 5.25%, 08/01/08(h)(i)         AA      Aa2         400        408,766
========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(A)       AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


WASHINGTON-7.75%

Lake Tapps Parkway Properties; Series 1999 A,
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.) 3.94%, 12/01/19(b)(c)(j)                  --    VMIG1     $ 1,598    $ 1,598,000
----------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Swedish Health Services); Series
  2006, VRD RB (LOC-Citibank N.A.) (Acquired
  05/24/07; Cost $2,068,000) 3.96%,
  11/15/26(b)(c)(f)(j)                          A-1+    VMIG1       2,068      2,068,000
========================================================================================
                                                                               3,666,000
========================================================================================

WISCONSIN-0.64%

Rock (County of); Series 2007, Promissory
  Notes Unlimited Tax GO 4.50%, 07/10/08          --     MIG1         300        301,004
========================================================================================
TOTAL INVESTMENTS-98.28% (Cost
  $46,492,673)(k)(l)                                                          46,492,673
========================================================================================
OTHER ASSETS LESS LIABILITIES-1.72%                                              815,307
========================================================================================
NET ASSETS-100.00%                                                           $47,307,980
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
INS   - Insurer
LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
RN    - Revenue Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (e) below.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $7,463,000, which represented 15.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(h) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                      PERCENTAGE
   ------------------------------------------------------------------------
   Wells Fargo Bank, N.A.                                           11.9%
   ------------------------------------------------------------------------
   U.S. Bank, N.A.                                                  11.8
   ------------------------------------------------------------------------
   Wachovia Bank, N.A.                                               8.5
   ------------------------------------------------------------------------
   Citibank N.A.                                                     8.1
   ------------------------------------------------------------------------
   JPMorgan Chase Bank, N.A.                                         6.1
   ------------------------------------------------------------------------
   Harris N.A.                                                       5.7
   ------------------------------------------------------------------------
   Fifth Third Bank                                                  5.4
   ________________________________________________________________________
   ========================================================================

(l) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $46,492,673)        $46,492,673
-----------------------------------------------------------
Receivables for:
  Investments sold                                  415,000
-----------------------------------------------------------
  Fund shares sold                                  260,091
-----------------------------------------------------------
  Interest                                          263,879
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               62,560
-----------------------------------------------------------
Other assets                                         25,520
===========================================================
    Total assets                                 47,519,723
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             86,531
-----------------------------------------------------------
  Dividends                                           3,206
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            69,202
-----------------------------------------------------------
Accrued distribution fees                             2,891
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              766
-----------------------------------------------------------
Accrued transfer agent fees                          10,986
-----------------------------------------------------------
Accrued operating expenses                           38,161
===========================================================
    Total liabilities                               211,743
===========================================================
Net assets applicable to shares outstanding     $47,307,980
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $47,286,448
-----------------------------------------------------------
Undistributed net investment income                  21,532
===========================================================
                                                $47,307,980
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $34,371,451
___________________________________________________________
===========================================================
Investor Class                                  $12,936,529
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          34,363,924
___________________________________________________________
===========================================================
Investor Class                                   12,961,680
___________________________________________________________
===========================================================
  Net asset value, offering and redemption
    price per share for each class              $      1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

STATEMENT OF OPERATIONS

For the six months ended September 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $931,484
======================================================================

EXPENSES:

Advisory fees                                                   85,227
----------------------------------------------------------------------
Administrative services fees                                    25,000
----------------------------------------------------------------------
Custodian fees                                                   1,133
----------------------------------------------------------------------
Distribution fees -- Class A                                    44,293
----------------------------------------------------------------------
Transfer agent fees                                             24,997
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        8,699
----------------------------------------------------------------------
Registration and filing fees                                    21,856
----------------------------------------------------------------------
Professional services fees                                      24,266
----------------------------------------------------------------------
Other                                                           10,683
======================================================================
    Total expenses                                             246,154
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                               (27,609)
======================================================================
    Net expenses                                               218,545
======================================================================
Net investment income                                          712,939
======================================================================
Net increase in net assets resulting from operations          $712,939
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2007 and the year ended March 31, 2007 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2007            2007
------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                        $   712,939     $ 1,313,587
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (513,519)       (950,591)
------------------------------------------------------------------------------------------
  Investor Class                                                  (199,420)       (362,996)
==========================================================================================
    Decrease in net assets resulting from distributions           (712,939)     (1,313,587)
==========================================================================================
Share transactions-net:
  Class A                                                       (3,734,231)        277,094
------------------------------------------------------------------------------------------
  Investor Class                                                  (266,951)     (1,201,141)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (4,001,182)       (924,047)
==========================================================================================
    Net increase (decrease) in net assets                       (4,001,182)       (924,047)
==========================================================================================

NET ASSETS:

  Beginning of period                                           51,309,162      52,233,209
==========================================================================================
  End of period (including undistributed net investment
    income of $21,532 and $21,532, respectively)               $47,307,980     $51,309,162
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

AIM Tax-Exempt Cash Fund

     these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO reimbursed expenses of the Fund in the amount of $278.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.15% of the Rule 12b-1 plan fees of Class A shares through June 30, 2008. Pursuant to the Plans, for the six months ended September 30, 2007, the Class A shares paid $17,717 after ADI waived Plan fees of 26,576.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities purchases of $2,656,312.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $755.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM Tax-Exempt Cash Fund


    During the six months ended September 30, 2007, the Fund paid legal fees of $2,542 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2007.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of March 31, 2007.

NOTE 8--SHARE INFORMATION

The Fund currently consists of two different classes of shares: Class A and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC.


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                     YEAR ENDED
                                                                  SEPTEMBER 30, 2007(a)                MARCH 31, 2007
                                                              -----------------------------    ------------------------------
                                                                 SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        31,343,680    $ 31,343,680       54,951,857    $  54,951,857
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  3,827,667       3,827,667        8,045,415        8,045,415
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           500,469         500,469          922,101          922,101
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                    193,287         193,287          350,054          350,054
=============================================================================================================================
Reacquired:
  Class A                                                       (35,578,380)    (35,578,380)     (55,596,864)     (55,596,864)
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 (4,287,905)     (4,287,905)      (9,596,610)      (9,596,610)
=============================================================================================================================
                                                                 (4,001,182)   $ (4,001,182)        (924,047)   $    (924,047)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 22% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Tax-Exempt Cash Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                              2007             2007       2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.01             0.03       0.02       0.01      0.004       0.01
=================================================================================================================================
Less dividends from net investment income                      (0.01)           (0.03)     (0.02)     (0.01)    (0.004)     (0.01)
=================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 1.46%            2.66%      1.88%      0.72%      0.41%      0.77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $34,371          $38,106    $37,828    $46,914    $75,547    $66,342
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.93%(b)         1.03%      0.94%      0.80%      0.76%      0.79%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.08%(b)         1.19%      1.09%      1.00%      0.91%      0.94%
=================================================================================================================================
Ratio of net investment income to average net assets            2.90%(b)         2.62%      1.84%      0.68%      0.40%      0.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $35,434,166.

                                                                                    INVESTOR CLASS
                                                        -----------------------------------------------------------------------
                                                                                                             SEPTEMBER 30, 2003
                                                         SIX MONTHS                                            (COMMENCEMENT
                                                            ENDED               YEAR ENDED MARCH 31,              DATE) TO
                                                        SEPTEMBER 30,       -----------------------------        MARCH 31,
                                                            2007             2007       2006       2005             2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  1.00          $  1.00    $  1.00    $  1.00         $  1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.02             0.03       0.02       0.01           0.002
===============================================================================================================================
Less dividends from net investment income                    (0.02)           (0.03)     (0.02)     (0.01)         (0.002)
===============================================================================================================================
Net asset value, end of period                             $  1.00          $  1.00    $  1.00    $  1.00         $  1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                               1.51%            2.76%      1.98%      0.82%           0.23%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $12,937          $13,203    $14,405    $17,215         $20,169
===============================================================================================================================
Ratio of expenses to average net assets                       0.83%(b)         0.93%(c)    0.84%     0.70%(c)         0.67%(d)
===============================================================================================================================
Ratio of net investment income to average net assets          3.00%(b)         2.72%      1.94%      0.78%           0.49%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $13,267,275.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.94% and 0.75% for the years ended March 31, 2007 and 2005, respectively.
(d)  Annualized.

AIM Tax-Exempt Cash Fund


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Tax-Exempt Cash Fund

CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
ongoing costs, including management fees;    value by $1,000 (for example, an $8,600      you paid for the period. You may use this
distribution and/or service (12b-1) fees;    account value divided by $1,000 = 8.6),      information to compare the ongoing costs
and other Fund expenses. This example is     then multiply the result by the number in    of investing in the Fund and other funds.
intended to help you understand your         the table under the heading entitled         To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
the Fund and to compare these costs with     estimate the expenses you paid on your       that appear in the shareholder reports of
ongoing costs of investing in other mutual   account during this period.                  the other funds.
funds. The example is based on an
investment of $1,000 invested at the         Hypothetical example for comparison             Please note that the expenses shown in
beginning of the period and held for the     purposes                                     the table are meant to highlight your
entire period April 1, 2007, through                                                      ongoing costs only. Therefore, the
September 30, 2007.                          The table below also provides information    hypothetical information is useful in
                                             about hypothetical account values and        comparing ongoing costs only, and will not
Actual expenses                              hypothetical expenses based on the Fund's    help you determine the relative total
                                             actual expense ratio and an assumed rate     costs of owning different funds.
The table below provides information about   of return of 5% per year before expenses,
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,

====================================================================================================================================

                                                                                         HYPOTHETICAL
                                                  ACTUAL                     (5% ANNUAL RETURN  BEFORE EXPENSES)

                BEGINNING               ENDING              EXPENSES              ENDING              EXPENSES          ANNUALIZED
SHARE         ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE         PAID DURING           EXPENSE
CLASS            (4/1/07)            (9/30/07)(1)          PERIOD(2)            (9/30/07)            PERIOD(2)             RATIO
A               $1,000.00             $1,014.60              $4.68              $1,020.35              $4.70               0.93%
Investor         1,000.00              1,015.10               4.18               1,020.85               4.19               0.83

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September
    30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Tax-Exempt Cash Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM     own recommendations regarding the            A. Nature, Extent and Quality of Services
Tax-Exempt Funds is required under the       performance, fees and expenses of the AIM       Provided by AIM
Investment Company Act of 1940 to approve    Funds to the full Board. Moreover, the
annually the renewal of the AIM Tax-Exempt   Investments Committee considers each         The Board reviewed the advisory services
Cash Fund (the Fund) investment advisory     Sub-Committee's recommendations in making    provided to the Fund by AIM under the
agreement with A I M Advisors, Inc. (AIM).   its annual recommendation to the Board       Fund's advisory agreement, the performance
During contract renewal meetings held on     whether to approve the continuance of each   of AIM in providing these services, and
June 25-27, 2007, the Board as a whole and   AIM Fund's investment advisory agreement     the credentials and experience of the
the disinterested or "independent"           and sub-advisory agreement, if applicable    officers and employees of AIM who provide
Trustees, voting separately, approved the    (advisory agreements), for another year.     these services. The Board's review of the
continuance of the Fund's investment                                                      qualifications of AIM to provide these
advisory agreement for another year,            The independent Trustees, as mentioned    services included the Board's
effective July 1, 2007. In doing so, the     above, are assisted in their annual          consideration of AIM's portfolio and
Board determined that the Fund's advisory    evaluation of the advisory agreements by     product review process, various back
agreement is in the best interests of the    the independent Senior Officer. One          office support functions provided by AIM,
Fund and its shareholders and that the       responsibility of the Senior Officer is to   and AIM's equity and fixed income trading
compensation to AIM under the Fund's         manage the process by which the AIM Funds'   operations. The Board concluded that the
advisory agreement is fair and reasonable.   proposed management fees are negotiated      nature, extent and quality of the advisory
                                             during the annual contract renewal process   services provided to the Fund by AIM were
   The independent Trustees met separately   to ensure that they are negotiated in a      appropriate and that AIM currently is
during their evaluation of the Fund's        manner which is at arms' length and          providing satisfactory advisory services
investment advisory agreement with           reasonable. Accordingly, the Senior          in accordance with the terms of the Fund's
independent legal counsel from whom they     Officer must either supervise a              advisory agreement. In addition, based on
received independent legal advice, and the   competitive bidding process or prepare an    their ongoing meetings throughout the year
independent Trustees also received           independent written evaluation. The Senior   with the Fund's portfolio managers, the
assistance during their deliberations from   Officer has recommended that an              Board concluded that these individuals are
the independent Senior Officer, a            independent written evaluation be provided   competent and able to continue to carry
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    out their responsibilities under the
reports directly to the independent          prepared an independent written              Fund's advisory agreement.
Trustees. The following discussion more      evaluation.
fully describes the process employed by                                                      In determining whether to continue the
the Board to evaluate the performance of        During the annual contract renewal        Fund's advisory agreement, the Board
the AIM Funds (including the Fund)           process, the Board considered the factors    considered the prior relationship between
throughout the year and, more                discussed below under the heading "Factors   AIM and the Fund, as well as the Board's
specifically, during the annual contract     and Conclusions and Summary of Independent   knowledge of AIM's operations, and
renewal meetings.                            Written Fee Evaluation" in evaluating the    concluded that it was beneficial to
                                             fairness and reasonableness of the Fund's    maintain the current relationship, in
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   part, because of such knowledge. The Board
                                             meetings and at their meetings throughout    also considered the steps that AIM and its
The Board's Investments Committee has        the year as part of their ongoing            affiliates have taken over the last
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   several years to improve the quality and
responsible for overseeing the management    agreement was considered separately,         efficiency of the services they provide to
of a number of the series portfolios of      although the Board also considered the       the Funds in the areas of investment
the AIM Funds. This SubCommittee structure   common interests of all of the AIM Funds     performance, product line diversification,
permits the Trustees to focus on the         in their deliberations. The Board            distribution, fund operations, shareholder
performance of the AIM Funds that have       comprehensively considered all of the        services and compliance. The Board
been assigned to them. The Sub-Committees    information provided to them and did not     concluded that the quality and efficiency
meet throughout the year to review the       identify any particular factor that was      of the services AIM and its affiliates
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   provide to the AIM Funds in each of these
the Sub-Committees review monthly and        have evaluated the information provided      areas have generally improved, and support
quarterly comparative performance            differently from one another and             the Board's approval of the continuance of
information and periodic asset flow data     attributed different weight to the various   the Fund's advisory agreement.
for their assigned funds. These materials    factors. The Trustees recognized that the
are prepared under the direction and         advisory arrangements and resulting          B. Fund Performance
supervision of the independent Senior        advisory fees for the Fund and the other
Officer. Over the course of each year, the   AIM Funds are the result of years of         The Board compared the Fund's performance
SubCommittees meet with portfolio managers   review and negotiation between the           during the past one, three and five
for their assigned funds and other members   Trustees and AIM, that the Trustees may      calendar years to the performance of funds
of management and review with these          focus to a greater extent on certain         in the Fund's Lipper peer group that are
individuals the performance, investment      aspects of these arrangements in some        not managed by AIM, and against the
objective(s), policies, strategies and       years than others, and that the Trustees'    performance of all funds in the Lipper
limitations of these funds.                  deliberations and conclusions in a           Tax-Exempt Money Market Funds Index. The
                                             particular year may be based in part on      Board also reviewed the methodology used
   In addition to their meetings             their deliberations and conclusions of       by Lipper to identify the Fund's peers.
throughout the year, the Sub-Committees      these same arrangements throughout the       The Board noted that the Fund's
meet at designated contract renewal          year and in prior years.                     performance was below the median
meetings each year to conduct an in-depth                                                 performance of its peers for the one,
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       three and five year periods. The Board
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           noted that the Fund's performance was
the contract renewal process, the Trustees                                                below the performance of the Index for the
receive comparative performance and fee      The discussion below serves as a summary     one, three and five year periods. The
data regarding all the AIM Funds prepared    of the Senior Officer's independent          Board also considered the steps AIM has
by an independent company, Lipper, Inc.,     written evaluation, as well as a             taken over the last several years to
under the direction and supervision of the   discussion of the material factors and       improve the quality and efficiency of the
independent Senior Officer who also          related conclusions that formed the basis    services that AIM provides to the AIM
prepares a separate analysis of this         for the Board's approval of the Fund's       Funds. The Board concluded that AIM
information for the Trustees. Each           advisory agreement. Unless otherwise         continues to be responsive to the Board's
Sub-Committee then makes recommendations     stated, information set forth below is as    focus on fund performance. However, due to
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    the Fund's underperformance, the Board
performance, fees and expenses of their      changes that may have occurred since that    also concluded that it would be
assigned funds. The Investments Committee    date, including but not limited to changes   appropriate for the Board to continue to
considers each Sub-Committee's               to the Fund's performance, advisory fees,    closely monitor and review the performance
recommendations and makes its                expense limitations and/or fee waivers.      of the Fund. Although the independent
                                                                                          written evaluation

                                                                                                                         (continued)

AIM Tax-Exempt Cash Fund

of the Fund's Senior Officer (discussed      profitability of AIM and its affiliates in   reduce AIM's expenses. The Board also
below) only considered Fund performance      providing these services. The Board also     noted that research obtained through soft
through the most recent calendar year, the   reviewed information concerning the          dollar arrangements may be used by AIM in
Board also reviewed more recent Fund         financial condition of AIM and its           making investment decisions for the Fund
performance and this review did not change   affiliates. The Board also reviewed with     and may therefore benefit Fund
their conclusions.                           AIM the methodology used to prepare the      shareholders. The Board concluded that
                                             profitability information. The Board         AIM's soft dollar arrangements were
C. Advisory Fees and Fee Waivers             considered the overall profitability of      appropriate. The Board also concluded
                                             AIM, as well as the profitability of AIM     that, based on their review and
The Board compared the Fund's contractual    in connection with managing the Fund. The    representations made by AIM, these
advisory fee rate to the contractual         Board noted that AIM continues to operate    arrangements were consistent with
advisory fee rates of funds in the Fund's    at a net profit, although increased          regulatory requirements.
Lipper peer group that are not managed by    expenses in recent years have reduced the
AIM, at a common asset level and as of the   profitability of AIM and its affiliates.
end of the past calendar year. The Board     The Board concluded that the Fund's
noted that the Fund's advisory fee rate      advisory fees were fair and reasonable,
was comparable to the median advisory fee    and that the level of profits realized by
rate of its peers. The Board also reviewed   AIM and its affiliates from providing
the methodology used by Lipper and noted     services to the Fund was not excessive in
that the contractual fee rates shown by      light of the nature, quality and extent of
Lipper include any applicable long-term      the services provided. The Board
contractual fee waivers. The Board also      considered whether AIM is financially
compared the Fund's contractual advisory     sound and has the resources necessary to
fee rate to the contractual advisory fee     perform its obligations under the Fund's
rates of other clients of AIM and its        advisory agreement, and concluded that AIM
affiliates with investment strategies        has the financial resources necessary to
comparable to those of the Fund, including   fulfill these obligations.
one mutual fund advised by AIM. The Board
noted that the Fund's rate was above the     F. Independent Written Evaluation of the
rate for the mutual fund.                       Fund's Senior Officer

   The Board noted that AIM has not          The Board noted that, upon their
proposed any advisory fee waivers or         direction, the Senior Officer of the Fund,
expense limitations for the Fund. The        who is independent of AIM and AIM's
Board concluded that it was not necessary    affiliates, had prepared an independent
at this time to discuss with AIM whether     written evaluation to assist the Board in
to implement any such waivers or expense     determining the reasonableness of the
limitations.                                 proposed management fees of the AIM Funds,
                                             including the Fund. The Board noted that
   After taking account of the Fund's        they had relied upon the Senior Officer's
contractual advisory fee rate, as well as    written evaluation instead of a
the comparative advisory fee information     competitive bidding process. In
discussed above, the Board concluded that    determining whether to continue the Fund's
the Fund's advisory fees were fair and       advisory agreement, the Board considered
reasonable.                                  the Senior Officer's written evaluation.

D. Economies of Scale and Breakpoints        G. Collateral Benefits to AIM and its
                                                Affiliates
The Board considered the extent to which
there are economies of scale in AIM's        The Board considered various other
provision of advisory services to the        benefits received by AIM and its
Fund. The Board also considered whether      affiliates resulting from AIM's
the Fund benefits from such economies of     relationship with the Fund, including the
scale through contractual breakpoints in     fees received by AIM and its affiliates
the Fund's advisory fee schedule or          for their provision of administrative,
through advisory fee waivers or expense      transfer agency and distribution services
limitations. The Board noted that the        to the Fund. The Board considered the
Fund's contractual advisory fee schedule     performance of AIM and its affiliates in
does not include any breakpoints. The        providing these services and the
Board considered whether it would be         organizational structure employed by AIM
appropriate to add advisory fee              and its affiliates to provide these
breakpoints for the Fund or whether, due     services. The Board also considered that
to the nature of the Fund and the advisory   these services are provided to the Fund
fee structures of comparable funds, it was   pursuant to written contracts which are
reasonable to structure the advisory fee     reviewed and approved on an annual basis
without breakpoints. Based on this review,   by the Board. The Board concluded that AIM
the Board concluded that it was not          and its affiliates were providing these
necessary to add breakpoints to the Fund's   services in a satisfactory manner and in
advisory fee schedule. Based on this         accordance with the terms of their
information, the Board concluded that,       contracts, and were qualified to continue
absent breakpoints, the Fund's contractual   to provide these services to the Fund.
advisory fees remain constant and do not
reflect economies of scale. The Board also      The Board considered the benefits
noted that the Fund shares directly in       realized by AIM as a result of portfolio
economies of scale through lower fees        brokerage transactions executed through
charged by third party service providers     "soft dollar" arrangements. Under these
based on the combined size of all of the     arrangements, portfolio brokerage
AIM Funds and affiliates.                    commissions paid by the Fund and/or other
                                             funds advised by AIM are used to pay for
E. Profitability and Financial Resources     research and execution services. The Board
   of AIM                                    noted that soft dollar arrangements shift
                                             the payment obligation for the research
The Board reviewed information from AIM      and executions services from AIM to the
concerning the costs of the advisory and     funds and therefore may
other services that AIM and its affiliates
provide to the Fund and the

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              Fund holdings and proxy voting information

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and
   postage.                                         033-66242.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review for the most recent quarter-end.
1. Log in to your account.                          Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                     TEC-SAR-1          A I M Distributors, Inc.

                                                        [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

                         AIM Tax-Free Intermediate Fund
             Semiannual Report to Shareholders o September 30, 2007

FIXED INCOME

Tax-Free Investment Grade

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................   10
Notes to Financial Statements ............   13
Financial Highlights .....................   17
Fund Expenses ............................   21
Approval of Advisory Agreement ...........   22

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                           NOT FDIC INSURED MAY   LOSE VALUE NO   BANK GUARANTEE

[AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Tax-Free Intermediate Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

   [CROCKETT                                    Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO,
     PHOTO]                                  AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
                                             --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976,
Bruce L. Crockett                            has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of September 30, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             November 19, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Tax-Free Intermediate Fund

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 3/31/07-9/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                    1.80%
Class A3 Shares                                                                   1.68
Lehman Brothers Municipal Bond Index (Broad Market Index)                         1.15
Merrill Lynch 3-7 Year Municipal Index (Style-Specific Index)                     2.32
Lipper Intermediate Municipal Debt Funds Index (Peer Group Index)                 1.27

SOURCE: LIPPER INC.

The Lehman Brothers Municipal Bond Index covers municipal bonds with a minimum credit rating of Baa, an outstanding par value of at least $5 million and issued as a part of a transaction of at least $50 million. The bonds must have been issued after December
31, 1990, and have a remaining maturity of at least one year.

   The Merrill Lynch 3-7 Year Municipal Index is a domestic bond index that holds municipal bonds with maturities that range between three and seven years.

   The Lipper Intermediate Municipal Debt Funds Index is an equally weighted representation of the largest funds in the Lipper Intermediate Municipal Debt Funds category. These funds invest in municipal debt issues with dollar-weighted average maturities of five to 10 years.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================
                                             THE INCEPTION DATE OF CLASS A3 SHARES IS          THE TOTAL ANNUAL FUND OPERATING
FUND PERFORMANCE                             OCTOBER 31, 2002. RETURNS SINCE THAT DATE    EXPENSE RATIO SET FORTH IN THE MOST RECENT
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS    FUND PROSPECTUS AS OF THE DATE OF THIS
As of 9/30/07, including applicable sales    ARE THE BLENDED RETURNS OF THE HISTORICAL    REPORT FOR CLASS A AND CLASS A3 SHARES WAS
charges                                      PERFORMANCE OF THE FUND'S CLASS A3 SHARES    0.50% AND 0.75%, RESPECTIVELY. THE EXPENSE
                                             SINCE THEIR INCEPTION AND THE RESTATED       RATIOS PRESENTED ABOVE MAY VARY FROM THE
CLASS A SHARES                               HISTORICAL PERFORMANCE OF THE FUND'S CLASS   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
Inception (5/11/87)                  5.29%   A SHARES (FOR PERIODS PRIOR TO THE           OF THIS REPORT THAT ARE BASED ON EXPENSES
                                             INCEPTION OF CLASS A3 SHARES) AT NET ASSET   INCURRED DURING THE PERIOD COVERED BY THIS
10 Years                             4.07    VALUE, ADJUSTED TO REFLECT THE RULE 12B-1    REPORT.
 5 Years                             2.32    FEES APPLICABLE TO CLASS A3 SHARES. CLASS
 1 Year                              2.19    A SHARES' INCEPTION DATE IS MAY 11, 1987.         CLASS A SHARE PERFORMANCE REFLECTS
                                                                                          THE MAXIMUM 1.00% SALES CHARGE. CLASS A3
CLASS A3 SHARES                                   THE PERFORMANCE DATA QUOTED REPRESENT   SHARES DO NOT HAVE A FRONT-END SALES
10 Years                             3.82%   PAST PERFORMANCE AND CANNOT GUARANTEE        CHARGE OR A CONTINGENT DEFERRED SALES
 5 Years                             2.19    COMPARABLE FUTURE RESULTS; CURRENT           CHARGE (CDSC); THEREFORE, PERFORMANCE
 1 Year                              2.96    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   QUOTED IS AT NET ASSET VALUE. THE
==========================================   VISIT AIMINVESTMENTS.COM FOR THE MOST        PERFORMANCE OF THE FUND'S SHARE CLASSES
                                             RECENT MONTH-END PERFORMANCE. PERFORMANCE    WILL DIFFER PRIMARILY DUE TO DIFFERENT
                                             FIGURES REFLECT REINVESTED DISTRIBUTIONS,    SALES CHARGE STRUCTURES AND CLASS
                                             CHANGES IN NET ASSET VALUE AND THE EFFECT    EXPENSES.
                                             OF THE MAXIMUM APPLICABLE SALES CHARGE
                                             UNLESS OTHERWISE STATED. INVESTMENT RETURN        HAD THE ADVISOR NOT WAIVED FEES
                                             AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT   AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL    PERFORMANCE WOULD HAVE BEEN LOWER.
                                             SHARES.

AIM Tax-Free Intermediate Fund

PORTFOLIO COMPOSITION

By credit quality, based on Net Assets
as of September 30, 2007


---------------------------------------------------------
AAA                                               74.6%
---------------------------------------------------------
AA                                                18.9
---------------------------------------------------------
A                                                  6.2
---------------------------------------------------------
BBB/NR                                             0.3
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS

September 30, 2007
(Unaudited)


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-100.18%

ALABAMA-1.79%

Birmingham (City of); Series 2001 B,
  Refunding Unlimited Tax GO Wts.
  (INS-Financial Security Assurance Inc.)
  5.25%, 07/01/10(b)(c)                        AAA      Aaa      $1,950     $  2,035,858
----------------------------------------------------------------------------------------
Jefferson (County of); Series 2000, School RB
  Wts. (INS-Financial Security Assurance
  Inc.) 5.05%, 02/15/09(b)(c)                  AAA      Aaa       1,000        1,020,470
========================================================================================
                                                                               3,056,328
========================================================================================

ARIZONA-1.86%

Phoenix (City of) Civic Improvements Corp.;
  Series 2001, Refunding Wastewater System
  Jr. Lien RB (INS-Financial Guaranty
  Insurance Co.) 5.25%, 07/01/11(b)(c)         AAA      Aaa       3,000        3,177,180
========================================================================================

ARKANSAS-0.60%

Little Rock (City of) School District; Series
  2001 C, Limited Tax GO (INS-Financial
  Security Assurance Inc.) 5.00%,
  02/01/10(b)(c)                                --      Aaa       1,000        1,032,750
========================================================================================

CALIFORNIA-1.75%

Monrovia (City of) Financing Authority
  (Library Project); Series 2007, Lease RB
  (INS-Ambac Assurance Corp.) 4.63%,
  12/01/32(b)(c)                               AAA       --       1,000          983,140
----------------------------------------------------------------------------------------
Montclair (City of) Redevelopment Agency
  (Redevelopment Project Area No. III);
  Series 2007 A, Refunding Tax Allocation RB
  (INS-Ambac Assurance Corp.) 4.63%,
  09/01/31(b)(c)                               AAA       --       1,000          980,110
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

CALIFORNIA-(CONTINUED)

Rancho Mirage (City of) Joint Powers
  Financing Authority (Eisenhower Medical
  Center); Series 2007 A, RB 5.00%,
  07/01/21(c)                                   --       A3      $1,000     $  1,031,060
========================================================================================
                                                                               2,994,310
========================================================================================

COLORADO-0.62%

Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A, RB (INS-Financial
  Security Assurance Inc.) 5.00%,
  06/15/11(b)(c)                               AAA      Aaa       1,000        1,050,160
========================================================================================

CONNECTICUT-0.60%

Connecticut (State of) Resources Recovery
  Authority (Bridgeport Resco Co. L.P.
  Project); Series 1999, Refunding RB
  (INS-MBIA Insurance Corp.) 5.13%,
  01/01/09(b)(c)                               AAA      Aaa       1,000        1,019,690
========================================================================================

DISTRICT OF COLUMBIA-1.37%

District of Columbia; Series 1993 B-1
  Refunding Unlimited Tax GO (INS-Ambac
  Assurance Corp.) 5.50%, 06/01/09(b)(c)       AAA      Aaa       1,250        1,287,688
----------------------------------------------------------------------------------------
  Series 1999 B Refunding Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/10(b)(c)                        AAA      Aaa       1,000        1,048,010
========================================================================================
                                                                               2,335,698
========================================================================================

FLORIDA-1.30%

Florida (State of) Board of Education; Series
  2000 B, Lottery RB (INS-Financial Guaranty
  Insurance Co.) 5.75%, 07/01/10(b)(c)         AAA      Aaa       1,000        1,057,250
----------------------------------------------------------------------------------------

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Village Center Community Development
  District; Series 1998 A, Refunding
  Recreational RB (INS-MBIA Insurance Corp.)
  5.50%, 11/01/10(b)(c)                        AAA      Aaa      $1,105     $  1,167,598
========================================================================================
                                                                               2,224,848
========================================================================================

GEORGIA-2.11%

Dalton (City of); Series 1999, Combined
  Utilities RB (INS-Financial Security
  Assurance Inc.) 5.75%, 01/01/10(b)(c)        AAA      Aaa       1,015        1,062,705
----------------------------------------------------------------------------------------
Georgia (State of); Series 1992 B Unlimited
  Tax GO 6.30%, 03/01/09(c)                    AAA      Aaa       1,425        1,480,618
----------------------------------------------------------------------------------------
  6.30%, 03/01/10(c)                           AAA      Aaa       1,000        1,064,400
========================================================================================
                                                                               3,607,723
========================================================================================

HAWAII-0.61%

Hawaii (State of); Series 1993 CA, Unlimited
  Tax GO (INS-MBIA Insurance Corp.) 5.75%,
  01/01/10(b)(c)                               AAA      Aaa       1,000        1,047,000
========================================================================================

ILLINOIS-8.22%

Chicago (City of) (Central Loop
  Redevelopment); Sub. Series 2000 A, Tax
  Increment Allocation RB (INS-ACA Financial
  Guaranty Corp.) 6.50%, 12/01/08(b)(c)          A       --       8,000        8,243,520
----------------------------------------------------------------------------------------
Illinois (State of); First Series 2001,
  Refunding Unlimited Tax GO (INS-Financial
  Security Assurance Inc.) 5.25%,
  10/01/11(b)(c)                               AAA      Aaa       1,790        1,901,714
----------------------------------------------------------------------------------------
Kendall-Grundy, Kane & Will (Counties of)
  High School District No. 18; Series 2007 A,
  Refunding Unlimited Tax GO (INS-Financial
  Guaranty Insurance Co.) 4.38%,
  10/01/21(b)(c)                                --      Aaa       1,000          999,480
----------------------------------------------------------------------------------------
Madison & Saint Clair (Counties of) School
  District No. 10 (Collinsville School
  Building); Series 2001, Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 02/01/11(b)(c)                        AAA      Aaa       1,150        1,200,749
----------------------------------------------------------------------------------------
McHenry (County of) Community School District
  No. 47 (Crystal Lake); Series 1999,
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.) 5.13%, 02/01/10(b)(c)         --      Aaa         610          622,243
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Northern Municipal Power Agency (Prairie St.
  Power Project); Series 2007 A, RB (INS-MBIA
  Insurance Corp.) 5.00%, 01/01/19(b)(c)        --      Aaa      $1,000     $  1,067,700
========================================================================================
                                                                              14,035,406
========================================================================================

INDIANA-0.87%

Zionsville (City of) Community Schools
  Building Corp.; Series 2002, First Mortgage
  RB 5.00%, 07/15/11(c)(d)                     AAA      Aaa       1,420        1,479,171
========================================================================================

KANSAS-2.18%

Johnson (County of) Water District No. 1;
  Series 2001, Water RB 5.00%, 06/01/11(c)     AAA      Aaa       1,770        1,857,916
----------------------------------------------------------------------------------------
Wyandotte (County of), School District No.
  500; Series 2001, Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 09/01/11(b)(c)                        AAA      Aaa       1,750        1,870,242
========================================================================================
                                                                               3,728,158
========================================================================================

LOUISIANA-2.15%

Louisiana (State of) Energy & Power
  Authority; Series 2000, Refunding Power
  Project RB (INS-Financial Security
  Assurance Inc.) 5.75%, 01/01/11(b)(c)        AAA      Aaa       2,500        2,662,250
----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Nineteenth Judicial District
  Court); Series 2007, RB (INS-Financial
  Guaranty Insurance Co.) 4.50%,
  06/01/21(b)(c)                               AAA      Aaa       1,000        1,009,320
========================================================================================
                                                                               3,671,570
========================================================================================

MASSACHUSETTS-3.01%

Massachusetts (State of); Series 2000 A,
  Consumer Lien Limited Tax GO 5.75%,
  02/01/09(c)                                   AA      Aa2       5,000        5,145,100
========================================================================================

MICHIGAN-3.28%

Detroit (City of); Series 1997 B, Refunding
  Unlimited Tax GO (INS-MBIA Insurance Corp.)
  5.38%, 04/01/10(b)(c)                        AAA      Aaa       1,630        1,661,117
----------------------------------------------------------------------------------------
Hartland (City of) Consolidated School
  District; Series 2001, Refunding Unlimited
  Tax GO (CEP-Michigan School Bond Loan Fund)
  5.50%, 05/01/11(c)                           AA-      Aa3       1,000        1,062,180
----------------------------------------------------------------------------------------

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (Detroit
  Edison Co.); Series 1995 CC, Refunding
  Limited Obligation RB (INS-Ambac Assurance
  Corp.) 4.85%, 09/01/11(b)(c)(e)               --      Aaa      $1,000     $  1,035,590
----------------------------------------------------------------------------------------
Taylor (City of); Series 2001, COP (INS-Ambac
  Assurance Corp.) 5.00%, 02/01/11(b)(c)       AAA      Aaa         495          517,161
----------------------------------------------------------------------------------------
Troy (City of) Downtown Development
  Authority; Series 2001, Refunding &
  Development Tax Allocation RB (INS-MBIA
  Insurance Corp.) 5.00%, 11/01/10(b)(c)       AAA      Aaa       1,265        1,318,370
========================================================================================
                                                                               5,594,418
========================================================================================

MINNESOTA-1.57%

Western Minnesota Municipal Power Agency;
  Series 2001 A Refunding RB (INS-Ambac
  Assurance Corp.) 5.50%, 01/01/10(b)(c)        --      Aaa       1,245        1,297,950
----------------------------------------------------------------------------------------
  5.50%, 01/01/11(b)(c)                         --      Aaa       1,300        1,377,376
========================================================================================
                                                                               2,675,326
========================================================================================

MISSISSIPPI-1.00%

Rankin (County of) School District; Series
  2001, Unlimited Tax GO (INS-Financial
  Security Assurance Inc.) 5.00%,
  10/01/11(b)(c)                               AAA      Aaa       1,625        1,708,314
========================================================================================

MISSOURI-1.43%

Ladue School District; Series 2007, Refunding
  & Improvements Unlimited Tax GO 5.00%,
  03/01/25(c)                                  AAA       --       1,250        1,310,188
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Webster University);
  Series 2001, Educational Facilities RB
  (INS-MBIA Insurance Corp.) 5.00%,
  04/01/11(b)(c)                                --      Aaa       1,075        1,125,439
========================================================================================
                                                                               2,435,627
========================================================================================

NEVADA-0.90%

Nevada (State of); Series 1999 A, Capital
  Improvement & Cultural Affairs Limited Tax
  GO 5.00%, 02/01/10(c)                        AA+      Aa1       1,500        1,541,820
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


NEW JERSEY-4.78%

New Jersey (State of) Transportation Trust
  Fund Authority; Series 1999 A
  Transportation System RB
  5.50%, 06/15/10(c)(d)                        AAA      Aaa      $7,060     $  7,412,929
----------------------------------------------------------------------------------------
  5.50%, 06/15/10(c)                           AA-       A1         720          753,725
========================================================================================
                                                                               8,166,654
========================================================================================

NEW YORK-0.74%

New York (State of) Dormitory Authority
  (Frances Schervier Obligated Group); Series
  1997, RB (INS-Financial Security Assurance
  Inc.) 5.50%, 07/01/10(b)(c)                  AAA      Aaa       1,205        1,264,889
========================================================================================

NORTH CAROLINA-6.60%

Charlotte (City of); Series 1998, Refunding
  Unlimited Tax GO 5.25%, 02/01/10(c)          AAA      Aaa       5,000        5,078,750
----------------------------------------------------------------------------------------
Charlotte-Mecklenburg Hospital Authority;
  Series 2007 A, Refunding Health Care System
  RB 5.00%, 01/15/19(c)                        AA-      Aa3       1,000        1,051,490
----------------------------------------------------------------------------------------
North Carolina (State of); Series 1999 A,
  Public Improvements Unlimited Tax GO 5.25%,
  03/01/09(c)(d)(e)                            AAA      Aaa       5,000        5,145,900
========================================================================================
                                                                              11,276,140
========================================================================================

NORTH DAKOTA-1.02%

Burleigh (County of), (Medcenter One, Inc.);
  Series 1999, Refunding Health Care RB
  (INS-MBIA Insurance Corp.) 5.25%,
  05/01/09(b)(c)                               AAA      Aaa       1,695        1,738,002
========================================================================================

OKLAHOMA-3.33%

Grand River Dam Authority; Series 1993,
  Refunding RB (INS-Ambac Assurance Corp.)
  5.50%, 06/01/09(b)(c)                        AAA      Aaa       2,000        2,063,580
----------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Series 1999, Utility RB (INS-Financial
  Security Assurance Inc.) 5.25%,
  10/01/09(b)(c)                                --      Aaa         525          542,446
----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks, Watersedge & Gardens at
  Reding Apartments Projects); Series 2000,
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.88%, 07/15/30(f)(g)                        A-1+      --       3,084        3,084,000
========================================================================================
                                                                               5,690,026
========================================================================================

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

PENNSYLVANIA-0.30%

Harrisburg (City of) Authority (Harrisburg
  University of Science); Series 2007 A, RB
  5.40%, 09/01/16(c)(h)                         --       --      $  500     $    506,510
========================================================================================

RHODE ISLAND-1.14%

Rhode Island (State of) Health & Educational
  Building Corp. (Public Schools Financing
  Program); Series 2007 B, RB (INS-Ambac
  Assurance Corp.) 5.00%, 05/15/21(b)(c)        --      Aaa       1,000        1,058,650
----------------------------------------------------------------------------------------
Woonsocket (City of); Series 2000, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.) 5.25%, 10/01/10(b)(c)                    --      Aaa         840          880,471
========================================================================================
                                                                               1,939,121
========================================================================================

SOUTH CAROLINA-1.23%

South Carolina (State of) Public Service
  Authority; Series 1999 A, RB (INS-MBIA
  Insurance Corp.) 5.50%, 01/01/10(b)(c)       AAA      Aaa       1,000        1,040,780
----------------------------------------------------------------------------------------
South Carolina (State of); Series 2001 B,
  Capital Improvements Unlimited Tax GO
  5.50%, 04/01/11(c)                           AA+      Aaa       1,000        1,064,910
========================================================================================
                                                                               2,105,690
========================================================================================

SOUTH DAKOTA-0.59%

South Dakota (State of) State Building
  Authority; Series 2007, RB (INS-Financial
  Guaranty Insurance Co.) 4.50%,
  06/01/23(b)(c)                               AAA      Aaa       1,000        1,002,280
========================================================================================

TEXAS-24.42%

Amarillo (City of) Health Facilities Corp.
  (Baptist St. Anthony's Hospital); Series
  1998, RB (INS-Financial Security Assurance
  Inc.) 5.50%, 01/01/10(b)(c)                   --      Aaa       1,275        1,324,190
----------------------------------------------------------------------------------------
Austin (City of); Series 2001, Limited Tax
  Certificates GO 5.00%, 09/01/11(c)           AA+      Aa1       1,900        1,996,178
----------------------------------------------------------------------------------------
Canadian (City of) River Municipal Water
  Authority; Series 1999, Conjunctive Use
  Contract RB 5.00%, 02/15/09(c)(d)(e)         AAA      Aaa       1,000        1,020,340
----------------------------------------------------------------------------------------
Garland (City of); Series 2001, Limited Tax
  Certificates GO (INS-MBIA Insurance Corp.)
  5.25%, 02/15/11(b)(c)                        AAA      Aaa       2,435        2,560,427
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Hospital System Project); Series 1998,
  Hospital RB (INS-Financial Security
  Assurance Inc.) 5.50%, 06/01/09(b)(c)        AAA      Aaa      $2,500     $  2,577,025
----------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
  Facilities Department; Series 2001 B Hotel
  Occupancy Tax Special RB (INS-Ambac
  Assurance Corp.) 5.25%, 09/01/10(b)(c)       AAA      Aaa       1,000        1,045,460
----------------------------------------------------------------------------------------
  5.25%, 09/01/11(b)(c)                        AAA      Aaa       2,360        2,499,924
----------------------------------------------------------------------------------------
  Series 2001 A Refunding Hotel Occupancy Tax
  Special RB (INS-Ambac Assurance Corp.)
  5.50%, 09/01/10(b)(c)                        AAA      Aaa       1,000        1,052,320
----------------------------------------------------------------------------------------
  5.50%, 09/01/11(b)(c)                        AAA      Aaa       4,000        4,273,320
----------------------------------------------------------------------------------------
  Series 2001 B Hotel Occupancy Tax Special
  RB (INS-Ambac Assurance Corp.) 5.50%,
  09/01/11(b)(c)                               AAA      Aaa       2,460        2,628,092
----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Series 1999 A, Unlimited Tax GO (CEP-Texas
  Permanent School Fund) 5.20%, 02/15/10(c)    AAA      Aaa       1,285        1,312,640
----------------------------------------------------------------------------------------
Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.) 6.00%, 05/15/10(b)(c)        AAA      Aaa       1,460        1,528,737
----------------------------------------------------------------------------------------
North Texas Municipal Water District; Series
  2001, Water System RB (INS-MBIA Insurance
  Corp.) 5.00%, 09/01/11(b)(c)                 AAA      Aaa       1,040        1,092,260
----------------------------------------------------------------------------------------
San Antonio (City of); Series 1998 A
  Refunding Limited Tax GO 5.00%, 02/01/11(c)  AA+      Aa2       1,490        1,517,312
----------------------------------------------------------------------------------------
  Series 1994 Electric & Gas RB 5.00%,
  02/01/12(c)                                   AA      Aa1       2,375        2,504,105
----------------------------------------------------------------------------------------
  Series 1998 A Electric & Gas RB 5.25%,
  02/01/09(c)(d)(e)                            AAA      NRR       2,960        3,056,318
----------------------------------------------------------------------------------------
  5.25%, 02/01/10(c)                            AA      Aa1       5,540        5,718,831
----------------------------------------------------------------------------------------
Texas Tech University; 6th Series 1999,
  Financing System RB (INS-Ambac Assurance
  Corp.) 5.25%, 02/15/11(b)(c)                 AAA      Aaa       3,910        3,995,629
========================================================================================
                                                                              41,703,108
========================================================================================

UTAH-0.65%

Tooele (County of) School District; Series
  2001, Unlimited Tax GO (CEP-Utah School
  Bond Guaranty) 4.50%, 06/01/11(c)            AAA      Aaa       1,075        1,109,357
========================================================================================

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

VIRGINIA-0.78%

Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Series 2001, Refunding & Improvement
  Hospital RB (INS-ACA Financial Guaranty
  Corp.) 5.13%, 12/01/10(b)(c)                   A       --      $1,315     $  1,324,626
========================================================================================

WASHINGTON-14.29%

Energy Northwest (Project #3); Series 2001 A
  Refunding Electric RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/10(b)(c)                        AAA      Aaa       1,000        1,049,440
----------------------------------------------------------------------------------------
  5.50%, 07/01/11(b)(c)                        AAA      Aaa       7,500        7,991,850
----------------------------------------------------------------------------------------
Seattle (City of); Series 2001, Refunding
  Municipal Light & Power Improvements RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 03/01/11(b)(c)                        AAA      Aaa       3,000        3,156,480
----------------------------------------------------------------------------------------
Snohomish (County of); Series 2001, Limited
  Tax GO 5.25%, 12/01/11(c)                     AA      Aa3       2,685        2,853,591
----------------------------------------------------------------------------------------
Spokane (City of); Series 1999 B, Unlimited
  Tax GO 5.40%, 01/01/10(c)                    AA-       A2       2,075        2,084,462
----------------------------------------------------------------------------------------
Washington (State of) (Department of
  Ecology); Series 2001, Refunding COP
  (INS-Ambac Assurance Corp.) 4.75%,
  04/01/11(b)(c)                               AAA      Aaa       5,310        5,446,786
----------------------------------------------------------------------------------------
Washington (State of); Series 2001 R-A,
  Refunding Unlimited Tax GO 5.00%,
  09/01/10(c)                                   AA      Aa1       1,745        1,813,369
========================================================================================
                                                                              24,395,978
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


WISCONSIN-3.08%

Fond du Lac (City of) School District; Series
  2000, Refunding Unlimited Tax GO 5.25%,
  04/01/10(c)(d)(e)                            NRR      Aaa      $1,000     $  1,040,970
----------------------------------------------------------------------------------------
Wisconsin (State of);
  Series 1993 2 Refunding Unlimited Tax GO
  5.13%, 11/01/11(c)                           AA-      Aa3       2,000        2,113,880
----------------------------------------------------------------------------------------
  Series 1999 C Unlimited Tax GO 5.75%,
  05/01/10(c)                                  AA-      Aa3       2,000        2,105,400
========================================================================================
                                                                               5,260,250
========================================================================================
TOTAL INVESTMENTS-100.17% (Cost $166,548,464)                                171,043,228
========================================================================================
OTHER ASSETS LESS LIABILITIES- (0.17)%                                          (284,515)
========================================================================================
NET ASSETS-100.00%                                                          $170,758,713
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificates of Participation
GO    - General Obligation Bonds
INS   - Insurer
Jr.   - Junior
NRR   - Not Re-Rated
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
VRD   - Variable Rate Demand
Wts.  - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Free Intermediate Fund

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2007 was $167,959,228, which represented 98.36% of the Fund's Net Assets. See Note 1A.
(d) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.
(h) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Free Intermediate Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $166,548,464)      $171,043,228
-----------------------------------------------------------
Receivables for:
  Investments sold                                  225,000
-----------------------------------------------------------
  Fund shares sold                                   56,860
-----------------------------------------------------------
  Interest                                        2,060,316
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,079
-----------------------------------------------------------
Other assets                                         23,171
===========================================================
    Total assets                                173,465,654
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,949,780
-----------------------------------------------------------
  Fund shares reacquired                            307,663
-----------------------------------------------------------
  Dividends                                         281,674
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 91,839
-----------------------------------------------------------
Accrued distribution fees -- Class A3                 6,646
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              761
-----------------------------------------------------------
Accrued transfer agent fees                          15,438
-----------------------------------------------------------
Accrued operating expenses                           53,140
===========================================================
    Total liabilities                             2,706,941
===========================================================
Net assets applicable to shares outstanding    $170,758,713
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $164,760,439
-----------------------------------------------------------
Undistributed net investment income                 104,292
-----------------------------------------------------------
Undistributed net realized gain                   1,399,218
-----------------------------------------------------------
Unrealized appreciation                           4,494,764
===========================================================
                                               $170,758,713
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $137,887,814
___________________________________________________________
===========================================================
Class A3                                       $ 32,276,061
___________________________________________________________
===========================================================
Institutional Class                            $    594,838
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,858,823
___________________________________________________________
===========================================================
Class A3                                          3,010,239
___________________________________________________________
===========================================================
Institutional Class                                  55,553
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.72
-----------------------------------------------------------
  Offering price per share (Net asset value
    of $10.72 divided by 99.00%)               $      10.83
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.72
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.71
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Free Intermediate Fund

STATEMENT OF OPERATIONS

For the six months ended September 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 4,172,745
_________________________________________________________________________
=========================================================================

EXPENSES:

Advisory fees                                                     264,236
-------------------------------------------------------------------------
Administrative services fees                                       25,000
-------------------------------------------------------------------------
Custodian fees                                                      3,147
-------------------------------------------------------------------------
Distribution Fees -- Class A3                                      42,963
-------------------------------------------------------------------------
Transfer agent fees -- A and A3                                    44,939
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  504
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           9,987
-------------------------------------------------------------------------
Professional services fees                                         32,131
-------------------------------------------------------------------------
Other                                                              46,039
=========================================================================
    Total expenses                                                468,946
=========================================================================
Less: Expenses reimbursed and expense offset arrangement(s)        (1,547)
=========================================================================
    Net expenses                                                  467,399
=========================================================================
Net investment income                                           3,705,346
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from investment securities                      162,826
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)             (751,111)
=========================================================================
Net realized and unrealized gain (loss)                          (588,285)
=========================================================================
Net increase in net assets resulting from operations          $ 3,117,061
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Free Intermediate Fund


STATEMENT OF CHANGES IN NET ASSETSFor the six months ended
September 30, 2007 and the year ended March 31,
2007(Unaudited)

-----------------------------------------------------------------------------------------------
                                                               SEPTEMBER 30,        MARCH 31,
                                                                    2007              2007
OPERATIONS:

  Net investment income                                         $  3,705,346      $  11,585,709
-----------------------------------------------------------------------------------------------
  Net realized gain                                                  162,826          2,441,043
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)              (751,111)        (4,901,735)
===============================================================================================
    Net increase in net assets resulting from operations           3,117,061          9,125,017
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (3,046,401)        (7,486,154)
-----------------------------------------------------------------------------------------------
  Class A3                                                          (701,176)        (3,104,073)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                (21,777)        (1,475,051)
===============================================================================================
    Total distributions from net investment income                (3,769,354)       (12,065,278)
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --           (785,291)
-----------------------------------------------------------------------------------------------
  Class A3                                                                --           (322,792)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                     --            (88,881)
===============================================================================================
    Total distributions from net realized gains                           --         (1,196,964)
===============================================================================================
    Decrease in net assets resulting from distributions           (3,769,354)       (13,262,242)
===============================================================================================
Share transactions-net:
  Class A                                                         (7,168,575)       (46,461,251)
-----------------------------------------------------------------------------------------------
  Class A3                                                        (5,742,960)       (89,526,320)
-----------------------------------------------------------------------------------------------
  Institutional Class                                             (2,611,395)       (43,405,745)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (15,522,930)      (179,393,316)
===============================================================================================
    Net increase (decrease) in net assets                        (16,175,223)      (183,530,541)
===============================================================================================

NET ASSETS:

  Beginning of period                                            186,933,936        370,464,477
===============================================================================================
  End of period (including undistributed net investment
    income of $104,292 and $168,300, respectively)              $170,758,713      $ 186,933,936
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Free Intermediate Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to generate as a high a level of tax-exempt income as is consistent with preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

AIM Tax-Free Intermediate Fund


       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

                                                              ANNUAL
AVERAGE NET ASSETS                                             RATE
---------------------------------------------------------------------
First $500 million                                             0.30%
---------------------------------------------------------------------
Over $500 million up to and including $1 billion               0.25%
---------------------------------------------------------------------
Over $1 billion                                                0.20%
 ____________________________________________________________________
=====================================================================


    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO reimbursed expenses of the Fund in the amount of $397.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A3 shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2007, ADI advised the Fund that it retained $523 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Tax-Free Intermediate Fund

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,150.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2007, the Fund paid legal fees of $2,843 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended September 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of March 31, 2007.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2007 was $15,531,479 and $30,747,686, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $4,494,764
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               --
==============================================================================
Net unrealized appreciation of investment securities               $4,494,764
______________________________________________________________________________
==============================================================================
Cost of investments for is the same for tax and financial statement purposes.

AIM Tax-Free Intermediate Fund

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class A3 and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class A3 shares and Institutional Class shares are sold at net asset value.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                SEPTEMBER 30, 2007(a)              MARCH 31, 2007
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        527,532    $  5,650,466       366,754     $   3,991,807
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                       442,451       4,732,184     2,941,323        31,974,925
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             32,390         345,815     1,118,894        12,129,926
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        141,070       1,508,459       409,615         4,440,618
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                        53,207         569,075       260,803         2,830,051
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                652           6,964        59,030           641,450
========================================================================================================================
Reacquired:
  Class A                                                     (1,339,455)    (14,327,500)   (5,057,106)      (54,893,676)
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                    (1,031,973)    (11,044,219)   (11,459,691)    (124,331,296)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (276,441)     (2,964,174)   (5,182,942)      (56,177,121)
========================================================================================================================
                                                              (1,450,567)   $(15,522,930)   (16,543,320)   $(179,393,316)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are three entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 12% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Tax-Free Intermediate Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                         2007              2007        2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  10.76          $  10.92    $  11.21    $  11.69    $  11.70    $  11.06
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.23(a)           0.46        0.47        0.49        0.47(a)     0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.04)            (0.09)      (0.26)      (0.49)      (0.01)       0.60
=================================================================================================================================
    Total from investment operations                       0.19              0.37        0.21       (0.00)       0.46        1.08
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.23)            (0.48)      (0.50)      (0.48)      (0.47)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --             (0.05)         --          --          --          --
=================================================================================================================================
    Total distributions                                   (0.23)            (0.53)      (0.50)      (0.48)      (0.47)      (0.44)
=================================================================================================================================
Net asset value, end of period                         $  10.72          $  10.76    $  10.92    $  11.21    $  11.69    $  11.70
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            1.80%             3.49%       1.87%      (0.01)%      4.04%       9.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $137,888          $145,563    $194,526    $246,946    $390,903    $539,679
=================================================================================================================================
Ratio of expenses to average net assets                    0.48%(c)          0.50%       0.46%       0.43%(d)     0.42%      0.38%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.25%(c)          4.24%       4.16%       4.09%       3.98%       4.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                    9%               11%          9%          4%          6%          7%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $140,778,560.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.44% for the year ended March 31, 2005.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Tax-Free Intermediate Fund

                                                                                    CLASS A3
                                                 -------------------------------------------------------------------------------
                                                                                                                    OCTOBER 31,
                                                                                                                       2002
                                                  SIX MONTHS                                                       (COMMENCEMENT
                                                     ENDED                      YEAR ENDED MARCH 31,                 DATE) TO
                                                 SEPTEMBER 30,       ------------------------------------------      MARCH 31,
                                                     2007             2007        2006       2005        2004          2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.76          $ 10.92    $  11.21    $ 11.69    $  11.70       $ 11.59
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.22(a)          0.46        0.42       0.43        0.43(a)       0.18
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (0.04)           (0.12)      (0.24)     (0.47)      (0.01)         0.10
================================================================================================================================
    Total from investment operations                   0.18             0.34        0.18      (0.04)       0.42          0.28
================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.22)           (0.45)      (0.47)     (0.44)      (0.43)        (0.17)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --            (0.05)         --         --          --            --
================================================================================================================================
    Total distributions                               (0.22)           (0.50)      (0.47)     (0.44)      (0.43)        (0.17)
================================================================================================================================
Net asset value, end of period                      $ 10.72          $ 10.76    $  10.92    $ 11.21    $  11.69       $ 11.70
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                        1.68%            3.23%       1.57%     (0.37)%      3.67%         2.47%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $32,276          $38,156    $128,946    $97,651    $101,312       $29,320
================================================================================================================================
Ratio of expenses to average net assets                0.73%(c)         0.75%       0.73%      0.78%(d)     0.77%        0.73%(e)
================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.00%(c)         3.99%       3.89%      3.74%       3.63%         3.75%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                9%              11%          9%         4%          6%            7%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $34,370,367.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.79% for the year ended March 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Tax-Free Intermediate Fund

                                                                                 INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------
                                                                                                           JULY 30, 2004
                                                               SIX MONTHS                                  (COMMENCEMENT
                                                                  ENDED                                      DATE) TO
                                                              SEPTEMBER                                      MARCH 31,
                                                                  2007             2007          2006          2005
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.75           $10.92        $ 11.21       $ 11.40
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.23(a)          0.46           0.45          0.32(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.04)           (0.10)         (0.24)        (0.19)
========================================================================================================================
    Total from investment operations                               0.19             0.36           0.21          0.13
========================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.23)           (0.48)         (0.50)        (0.32)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --            (0.05)            --            --
========================================================================================================================
    Total distributions                                           (0.23)           (0.53)         (0.50)        (0.32)
========================================================================================================================
Net asset value, end of period                                   $10.71           $10.75        $ 10.92       $ 11.21
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                    1.79%            3.43%          1.91%         1.13%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  595           $3,215        $46,992       $32,779
========================================================================================================================
Ratio of expenses to average net assets                            0.53%(c)         0.52%          0.41%         0.42%(d)(e)
========================================================================================================================
Ratio of net investment income to average net assets               4.20%(c)         4.22%          4.21%         4.10%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                            9%              11%             9%            4%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,008,111.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.43% (annualized) for the period ended March 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA")

AIM Tax-Free Intermediate Fund
purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Tax-Free Intermediate Fund

CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         Hypothetical example for comparison          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   purposes                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period April 1, 2007, through         of return of 5% per year before expenses,    addition, if these transaction costs were
September 30, 2007.                          which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
Actual expenses                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                                                         HYPOTHETICAL
                                                  ACTUAL                     (5% ANNUAL RETURN  BEFORE EXPENSES)

                BEGINNING               ENDING              EXPENSES              ENDING              EXPENSES          ANNUALIZED
SHARE         ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE         PAID DURING           EXPENSE
CLASS            (4/1/07)            (9/30/07)(1)          PERIOD(2)            (9/30/07)            PERIOD(2)             RATIO
A               $1,000.00             $1,018.00              $2.42              $1,022.60              $2.43               0.48%
A3               1,000.00              1,016.80               3.68               1,021.35               3.69               0.73

(1)  The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Tax-Free Intermediate Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM     Committee considers each Sub-Committee's     limited to changes to the Fund's
Tax-Exempt Funds is required under the       recommendations and makes its own            performance, advisory fees, expense
Investment Company Act of 1940 to approve    recommendations regarding the performance,   limitations and/or fee waivers.
annually the renewal of the AIM Tax-Free     fees and expenses of the AIM Funds to the
Intermediate Fund (the Fund) investment      full Board. Moreover, the Investments        A. Nature, Extent and Quality of Services
advisory agreement with A I M Advisors,      Committee considers each Sub-Committee's        Provided by AIM
Inc. (AIM). During contract renewal          recommendations in making its annual
meetings held on June 25-27, 2007, the       recommendation to the Board whether to       The Board reviewed the advisory services
Board as a whole and the disinterested or    approve the continuance of each AIM Fund's   provided to the Fund by AIM under the
"independent" Trustees, voting separately,   investment advisory agreement and            Fund's advisory agreement, the performance
approved the continuance of the Fund's       sub-advisory agreement, if applicable        of AIM in providing these services, and
investment advisory agreement for another    (advisory agreements), for another year.     the credentials and experience of the
year, effective July 1, 2007. In doing so,                                                officers and employees of AIM who provide
the Board determined that the Fund's            The independent Trustees, as mentioned    these services. The Board's review of the
advisory agreement is in the best            above, are assisted in their annual          qualifications of AIM to provide these
interests of the Fund and its shareholders   evaluation of the advisory agreements by     services included the Board's
and that the compensation to AIM under the   the independent Senior Officer. One          consideration of AIM's portfolio and
Fund's advisory agreement is fair and        responsibility of the Senior Officer is to   product review process, various back
reasonable.                                  manage the process by which the AIM Funds'   office support functions provided by AIM,
                                             proposed management fees are negotiated      and AIM's equity and fixed income trading
   The independent Trustees met separately   during the annual contract renewal process   operations. The Board concluded that the
during their evaluation of the Fund's        to ensure that they are negotiated in a      nature, extent and quality of the advisory
investment advisory agreement with           manner which is at arms' length and          services provided to the Fund by AIM were
independent legal counsel from whom they     reasonable. Accordingly, the Senior          appropriate and that AIM currently is
received independent legal advice, and the   Officer must either supervise a              providing satisfactory advisory services
independent Trustees also received           competitive bidding process or prepare an    in accordance with the terms of the Fund's
assistance during their deliberations from   independent written evaluation. The Senior   advisory agreement. In addition, based on
the independent Senior Officer, a            Officer has recommended that an              their ongoing meetings throughout the year
full-time officer of the AIM Funds who       independent written evaluation be provided   with the Fund's portfolio managers, the
reports directly to the independent          and, upon the direction of the Board, has    Board concluded that these individuals are
Trustees. The following discussion more      prepared an independent written              competent and able to continue to carry
fully describes the process employed by      evaluation.                                  out their responsibilities under the
the Board to evaluate the performance of                                                  Fund's advisory agreement.
the AIM Funds (including the Fund)              During the annual contract renewal
throughout the year and, more                process, the Board considered the factors       In determining whether to continue the
specifically, during the annual contract     discussed below under the heading "Factors   Fund's advisory agreement, the Board
renewal meetings.                            and Conclusions and Summary of Independent   considered the prior relationship between
                                             Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
                                             advisory agreement at the contract renewal   concluded that it was beneficial to
The Board's Investments Committee has        meetings and at their meetings throughout    maintain the current relationship, in
established three Sub-Committees which are   the year as part of their ongoing            part, because of such knowledge. The Board
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
of a number of the series portfolios of      agreement was considered separately,         affiliates have taken over the last
the AIM Funds. This SubCommittee structure   although the Board also considered the       several years to improve the quality and
permits the Trustees to focus on the         common interests of all of the AIM Funds     efficiency of the services they provide to
performance of the AIM Funds that have       in their deliberations. The Board            the Funds in the areas of investment
been assigned to them. The Sub-Committees    comprehensively considered all of the        performance, product line diversification,
meet throughout the year to review the       information provided to them and did not     distribution, fund operations, shareholder
performance of their assigned funds, and     identify any particular factor that was      services and compliance. The Board
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
quarterly comparative performance            have evaluated the information provided      of the services AIM and its affiliates
information and periodic asset flow data     differently from one another and             provide to the AIM Funds in each of these
for their assigned funds. These materials    attributed different weight to the various   areas have generally improved, and support
are prepared under the direction and         factors. The Trustees recognized that the    the Board's approval of the continuance of
supervision of the independent Senior        advisory arrangements and resulting          the Fund's advisory agreement.
Officer. Over the course of each year, the   advisory fees for the Fund and the other
Sub-Committees meet with portfolio managers  AIM Funds are the result of years of         B. Fund Performance
for their assigned funds and other members   review and negotiation between the
of management and review with these          Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
individuals the performance, investment      focus to a greater extent on certain         during the past one, three and five
objective(s), policies, strategies and       aspects of these arrangements in some        calendar years to the performance of funds
limitations of these funds.                  years than others, and that the Trustees'    in the Fund's Lipper peer group that are
                                             deliberations and conclusions in a           not managed by AIM, and against the
   In addition to their meetings             particular year may be based in part on      performance of all funds in the Lipper
throughout the year, the Sub-Committees      their deliberations and conclusions of       Intermediate Municipal Debt Funds Index.
meet at designated contract renewal          these same arrangements throughout the       The Board also reviewed the methodology
meetings each year to conduct an in-depth    year and in prior years.                     used by Lipper to identify the Fund's
review of the performance, fees and                                                       peers. The Board noted that the Fund's
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       performance was below the median
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           performance of its peers for the one,
receive comparative performance and fee                                                   three and five year periods. The Board
data regarding all the AIM Funds prepared    The discussion below serves as a summary     noted that the Fund's performance was
by an independent company, Lipper, Inc.,     of the Senior Officer's independent          below the performance of the Index for the
under the direction and supervision of the   written evaluation, as well as a             one, three and five year periods. The
independent Senior Officer who also          discussion of the material factors and       Board noted that AIM made changes to the
prepares a separate analysis of this         related conclusions that formed the basis    Fund's strategies in 2006, which need more
information for the Trustees. Each           for the Board's approval of the Fund's       time to be evaluated before a conclusion
Sub-Committee then makes recommendations     advisory agreement. Unless otherwise         can be reached that the changes have
to the Investments Committee regarding the   stated, information set forth below is as    adequately addressed the Fund's
performance, fees and expenses of their      of June 27, 2007 and does not reflect any    underperformance. The Board also
assigned funds. The Investments              changes that may have occurred since that    considered the steps AIM has taken over
                                             date, including but not                      the last several years to improve the
                                                                                          quality and efficiency of

                                                                                                                         (continued)

AIM Tax-Free Intermediate Fund

the services that AIM provides to the AIM    AIM and its affiliates provide to the Fund   services from AIM to the funds and
Funds. The Board concluded that AIM          and the profitability of AIM and its         therefore may reduce AIM's expenses. The
continues to be responsive to the Board's    affiliates in providing these services.      Board also noted that research obtained
focus on fund performance. However, due to   The Board also reviewed information          through soft dollar arrangements may be
the Fund's underperformance, the Board       concerning the financial condition of AIM    used by AIM in making investment decisions
also concluded that it would be              and its affiliates. The Board also           for the Fund and may therefore benefit
appropriate for the Board to continue to     reviewed with AIM the methodology used to    Fund shareholders. The Board concluded
closely monitor and review the performance   prepare the profitability information. The   that AIM's soft dollar arrangements were
of the Fund. Although the independent        Board considered the overall profitability   appropriate. The Board also concluded
written evaluation of the Fund's Senior      of AIM, as well as the profitability of      that, based on their review and
Officer (discussed below) only considered    AIM in connection with managing the Fund.    representations made by AIM, these
Fund performance through the most recent     The Board noted that AIM continues to        arrangements were consistent with
calendar year, the Board also reviewed       operate at a net profit, although            regulatory requirements.
more recent Fund performance and this        increased expenses in recent years have
review did not change their conclusions.     reduced the profitability of AIM and its
                                             affiliates. The Board concluded that the
C. Advisory Fees and Fee Waivers             Fund's advisory fees were fair and
                                             reasonable, and that the level of profits
The Board compared the Fund's contractual    realized by AIM and its affiliates from
advisory fee rate to the contractual         providing services to the Fund was not
advisory fee rates of funds in the Fund's    excessive in light of the nature, quality
Lipper peer group that are not managed by    and extent of the services provided. The
AIM, at a common asset level and as of the   Board considered whether AIM is
end of the past calendar year. The Board     financially sound and has the resources
noted that the Fund's advisory fee rate      necessary to perform its obligations under
was below the median advisory fee rate of    the Fund's advisory agreement, and
its peers. The Board also reviewed the       concluded that AIM has the financial
methodology used by Lipper and noted that    resources necessary to fulfill these
the contractual fee rates shown by Lipper    obligations.
include any applicable long-term
contractual fee waivers. The Board noted     F. Independent Written Evaluation of the
that AIM does not serve as an advisor to        Fund's Senior Officer
other mutual funds or other clients with
investment strategies comparable to those    The Board noted that, upon their
of the Fund.                                 direction, the Senior Officer of the Fund,
                                             who is independent of AIM and AIM's
The Board noted that AIM has not proposed    affiliates, had prepared an independent
any advisory fee waivers or expense          written evaluation to assist the Board in
limitations for the Fund. The Board          determining the reasonableness of the
concluded that it was not necessary at       proposed management fees of the AIM Funds,
this time to discuss with AIM whether to     including the Fund. The Board noted that
implement any such waivers or expense        they had relied upon the Senior Officer's
limitations because the Fund's overall       written evaluation instead of a
expense ratio was below the median expense   competitive bidding process. In
ratio of the funds in the Fund's Lipper      determining whether to continue the Fund's
peer group that are not managed by AIM.      advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.
After taking account of the Fund's
contractual advisory fee rate, as well as    G. Collateral Benefits to AIM and its
the comparative advisory fee information        Affiliates
discussed above, the Board concluded that
the Fund's advisory fees were fair and       The Board considered various other
reasonable.                                  benefits received by AIM and its
                                             affiliates resulting from AIM's
D. Economies of Scale and Breakpoints        relationship with the Fund, including the
                                             fees received by AIM and its affiliates
The Board considered the extent to which     for their provision of administrative,
there are economies of scale in AIM's        transfer agency and distribution services
provision of advisory services to the        to the Fund. The Board considered the
Fund. The Board also considered whether      performance of AIM and its affiliates in
the Fund benefits from such economies of     providing these services and the
scale through contractual breakpoints in     organizational structure employed by AIM
the Fund's advisory fee schedule or          and its affiliates to provide these
through advisory fee waivers or expense      services. The Board also considered that
limitations. The Board noted that the        these services are provided to the Fund
Fund's contractual advisory fee schedule     pursuant to written contracts which are
includes two breakpoints but that, due to    reviewed and approved on an annual basis
the Fund's asset level at the end of the     by the Board. The Board concluded that AIM
past calendar year and the way in which      and its affiliates were providing these
the breakpoints have been structured, the    services in a satisfactory manner and in
Fund has yet to benefit from the             accordance with the terms of their
breakpoints. Based on this information,      contracts, and were qualified to continue
the Board concluded that the Fund's          to provide these services to the Fund.
advisory fees would reflect economies of
scale at higher asset levels. The Board         The Board considered the benefits
also noted that the Fund shares directly     realized by AIM as a result of portfolio
in economies of scale through lower fees     brokerage transactions executed through
charged by third party service providers     "soft dollar" arrangements. Under these
based on the combined size of all of the     arrangements, portfolio brokerage
AIM Funds and affiliates.                    commissions paid by the Fund and/or other
                                             funds advised by AIM are used to pay for
E. Profitability and Financial Resources     research and execution services. The Board
   of AIM                                    noted that soft dollar arrangements shift
                                             the payment obligation for the research
The Board reviewed information from AIM      and executions
concerning the costs of the advisory and
other services that

Supplement to Semiannual Report dated 9/30/07

AIM Tax-Free Intermediate Fund

                                             ==========================================
Institutional Class Shares                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 9/30/07                    NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      10 Years                             4.17%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview      5 Years                             2.52    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional     1 Year                              3.20    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to       6 months*                           1.79    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined                                                MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         *  Cumulative total return that has not      ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                       been annualized                           INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ==========================================   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   MONTH-END PERFORMANCE, PLEASE CALL
                                             IS JULY 30, 2004. RETURNS SINCE THAT DATE    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV). CLASS A SHARES' INCEPTION
                                             DATE IS MAY 11, 1987.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS EXPENSES

                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES IN THE PAST,
                                             PERFORMANCE WOULD HAVE BEEN LOWER.

Over for information on your Fund's expenses.

=======================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM   TFI-INS-2     A I M Distributors, Inc.   -- REGISTERED TRADEMARK --

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                      with the amount you invested, to estimate       The hypothetical account values and
                                             the expenses that you paid over the          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      period. Simply divide your account value     actual ending account balance or expenses
ongoing costs, including management fees     by $1,000 (for example, an $8,600 account    you paid for the period. You may use this
and other Fund expenses. This example is     value divided by $1,000 = 8.6), then         information to compare the ongoing costs
intended to help you understand your         multiply the result by the number in the     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   table under the heading entitled "Actual     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     Expenses Paid During Period" to estimate     example with the 5% hypothetical examples
ongoing costs of investing in other mutual   the expenses you paid on your account        that appear in the shareholder reports of
funds. The example is based on an            during this period.                          the other funds.
investment of $1,000 invested at the
beginning of the period and held for the     Hypothetical example for comparison             Please note that the expenses shown in
entire period April 1, 2007, through         purposes                                     the table are meant to highlight your
September 30, 2007.                                                                       ongoing costs only. Therefore, the
                                             The table below also provides information    hypothetical information is useful in
Actual expenses                              about hypothetical account values and        comparing ongoing costs only, and will not
                                             hypothetical expenses based on the Fund's    help you determine the relative total
The table below provides information about   actual expense ratio and an assumed rate     costs of owning different funds.
actual account values and actual expenses.   of return of 5% per year before expenses,
You may use the information in this table,   which is not the Fund's actual return.
together

====================================================================================================================================

                                                                                         HYPOTHETICAL
                                                     ACTUAL                   (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING             ENDING            EXPENSES            ENDING               EXPENSES        ANNUALIZED
    SHARE           ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE          PAID DURING         EXPENSE
    CLASS              (4/1/07)          (9/30/07)(1)        PERIOD(2)          (9/30/07)             PERIOD(2)           RATIO
Institutional         $1,000.00           $1,017.90            $2.67            $1,022.35               $2.68             0.53%


(1)  The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   TFI-INS-2   A I M Distributors, Inc.

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              Fund holdings and proxy voting information

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and
   postage.                                         033-66242.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review for the most recent quarter-end.
1. Log in to your account.                          Mutual funds and exchange-traded funds distributed by A I M Distributors, Inc.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                     TFI-SAR-1          A I M Distributors, Inc.

                                                        [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

ITEM 2.    CODE OF ETHICS.

           There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

           Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

           Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

12(a) (1)  Not applicable.

12(a) (2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 7, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 7, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: December 7, 2007

                                  EXHIBIT INDEX

12(a) (1)  Not applicable.

12(a) (2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.